                                                     Registration Nos: 333-71379
                                                                        811-8628

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         Post-Effective Amendment No. 4

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                Amendment No. 19

                 CITICORP LIFE VARIABLE ANNUITY SEPARATE ACCOUNT
                           (Exact Name of Registrant)

                         CITICORP LIFE INSURANCE COMPANY
                               (Name of Depositor)

                                One Tower Square
                               Hartford, CT 06183
              (Address of Depositor's Principal Executive Offices)

                  Depositor's Telephone Number: (860) 277-9860

                                Ernest J. Wright
                         Citicorp Life Insurance Company
                                One Tower Square
                               Hartford, CT 06183
               (Name and Address of Agent for Service of Process)

Approximate Date of Proposed Public Offering:

It is proposed that this filling will become  effective:
[ ]  immediately  upon filing  pursuant  to  paragraph  (b) of Rule 485
[X] on May 1, 2002  pursuant to paragraph (b) of Rule 485
[ ] 60 days after filing  pursuant to paragraph (a) of Rule 485
[ ] on pursuant to paragraph (a)(i) of Rule 485

If appropriate, check the following box:
        [ ] this Post-Effective  Amendment designates a new effective date for a previously filed Post-Effective Amendment.

CitiElite Annuity Prospectus:

First Citicorp Life Variable Annuity Separate Account
Citicorp Life Variable Annuity Separate Account

This prospectus describes CitiElite Annuity, a flexible premium deferred variable annuity contract (the “Contract”) issued by First Citicorp Life Insurance Company or Citicorp Life Insurance Company. Refer to your Contract for the name of your issuing Company. The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment (“qualified Contracts”) as well as those that do not qualify for such treatment (“nonqualified Contracts”). We may issue it as an individual Contract or as a group Contract. When we issue a group Contract, you will receive a certificate summarizing the Contract’s provisions. For convenience, we refer to Contracts and certificates as “Contracts.”

You can choose to have your premium (“purchase payments”) accumulate on a variable and/or fixed basis in one of our funding options. Your contract value before the maturity date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the variable funding options you select. You bear the investment risk of investing in the variable funding options. The variable funding options are:

High Yield Bond Trust	Smith Barney Investment Series
Money Market Portfolio	Growth and Income Portfolio
AIM Variable Insurance Funds	Smith Barney Large Cap Core Portfolio
AIM V.I. Balanced Fund – Series I	Smith Barney Premier Selections All Cap Growth Portfolio
AIM V.I. Premier Equity Fund – Series I(1)	Travelers Series Fund, Inc.
Alliance Variable Products Series Fund, Inc.	AIM Capital Appreciation Portfolio
Growth and Income Portfolio — Class B	MFS Total Return Portfolio
Premier Growth Portfolio — Class B	Putnam Diversified Income Portfolio
Technology Portfolio — Class B	Smith Barney Aggressive Growth Portfolio
Franklin Templeton Variable Insurance Products Trust	Smith Barney International All Cap Growth Portfolio
Franklin Small Cap Investments Fund — Class 2	Smith Barney Large Capitalization Growth Portfolio
Templeton Foreign Securities Fund — Class 2(2)	Smith Barney Large Cap Value Portfolio
Greenwich Street Series Fund	Smith Barney Mid Cap Core Portfolio
Appreciation Portfolio	The Travelers Series Trust
Equity Index Portfolio — Class II Shares	Equity Income Portfolio
Fundamental Value Portfolio	Large Cap Portfolio
PIMCO Variable Insurance Trust	MFS Emerging Growth Portfolio
Total Return Portfolio — Administrative Class(3)	MFS Mid Cap Growth Portfolio
Putnam Variable Trust	MFS Research Portfolio
Putnam VT International Growth Fund — Class IB Shares	Travelers Quality Bond Portfolio
Putnam VT Small Cap Value Fund — Class IB Shares	Van Kampen Life Investment Trust
Putnam VT Voyager II Fund — Class IB Shares	Comstock Portfolio — Class II Shares
Salomon Brothers Variable Series Funds, Inc.	Emerging Growth Portfolio — Class II Shares
Capital Fund	Variable Annuity Portfolios
High Yield Bond Fund	Smith Barney Small Cap Growth Opportunities Portfolio
Investors Fund	Variable Insurance Products Fund II (Fidelity)
Total Return Fund	Contrafund® Portfolio: — Service Class 2
Variable Insurance Products Fund III (Fidelity)
Dynamic Capital Appreciation Portfolio: — Service Class 2

______________

The Contract, certain contract features and/or some of the funding options may not be available in all states. The current prospectuses for the underlying funds that support the variable funding options must accompany this prospectus. Read and retain them for future reference.
(1)	Formerly AIM V.I. Value Fund

(2)	Formerly Templeton International Fund

(3)	Formerly Total Return Bond Portfolio

This prospectus provides the information that you should know before investing in the Contract. You can receive additional information about your Contract by requesting a copy of the Statement of Additional Information (“SAI”) dated May 1, 2002. We filed the SAI with the Securities and Exchange Commission (“SEC”), and it is incorporated by reference into this prospectus. To request a copy, write to Citicorp Life Insurance Company, One Tower Square, Hartford, Connecticut 06183, call

1-800-497-4857 or access the SEC’s website (http://www.sec.gov). See Appendix D for the SAI’s table of contents.

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities or the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Variable annuity contracts are not deposits of any bank, and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Prospectus May 1, 2002

Index of Special Terms	2	Annuity Options	27
Summary	3	Income Options	28
Fee Table	6	Variable Liquidity Benefit	28
Condensed Financial Information	12	Miscellaneous Contract Provisions	28
The Annuity Contract	12	Right to Return	28
Contract Owner Inquiries	12	Termination	29
Purchase Payments	12	Required Reports	29
Accumulation Units	12	Suspension of Payments	29
The Variable Funding Options	13	The Separate Accounts	29
The Fixed Account	16	Performance Information	30
Charges and Deductions	16	Federal Tax Considerations	30
General	16	Non-Resident Aliens	30
Withdrawal Charge	17	General Taxation of Annuities	30
Free Withdrawal Allowance	18	Types of Contracts: Qualified or
Administrative Charges..	18	Nonqualified	31
Mortality and Expense Risk Charge	18	Nonqualified Annuity Contracts	31
Variable Liquidity Benefit Charge	18	Puerto Rico Tax Considerations	31
Variable Funding Option Expenses	18	Qualified Annuity Contracts	32
Premium Tax	19	Penalty Tax for Premature Distributions	32
Changes in Taxes Based Upon Premium or Value	19	Diversification Requirements for
Transfers	19	Variable Annuities	32
Dollar Cost Averaging	20	Ownership of the Investments	32
Access to Your Money	20	Mandatory Distributions for Qualified
Systematic Withdrawals	21	Plans	32
Loans	21	Taxation of Death Benefit Proceeds	33
Ownership Provisions	21	Other Information	33
Types of Ownership	21	The Insurance Companies	33
Contract Owner	21	Financial Statements	33
Beneficiary	21	Distribution of Variable Annuity Contracts	33
Annuitant	22	Conformity with State and Federal Laws	33
Contingent Annuitant	22	Voting Rights	33
Death Benefit	22	Legal Proceedings and Opinions	34
Death Proceeds Before the Maturity Date	22	Appendix A: Condensed Financial Information:
Payment of Proceeds	23	First Citicorp Life Variable Annuity
Spousal Contract Continuance	24	Separate Account	A-1
Beneficiary Contract Continuance	25	Appendix B: Condensed Financial Information:
Death Proceeds After the Maturity Date	25	Citicorp Life Variable Annuity
The Annuity Period	25	Separate Account	B-1
Maturity Date	25	Appendix C: The Fixed Account	C-1
Allocation of Annuity	26	Appendix D: Contents of the Statement
Variable Annuity	26	of Additional Information	D-1
Fixed Annuity	27
Payment Options	27
Election of Options	27

INDEX OF SPECIAL TERMS

The following terms are italicized throughout the prospectus. Refer to the page listed for an explanation of each term.

Accumulation Unit	12	Contract Year	12
Accumulation Period	12	Death Report Date	22
Annuitant	22	Fixed Account	C-1
Annuity Payments	25	Joint Owner	21
Annuity Unit	12	Maturity Date	25
Cash Surrender Value	20	Net Investment Rate	26
Contingent Annuitant	22	Purchase Payment	12
Contract Date	12	Underlying Fund	13
Contract Owner	21	Variable Funding Option(s)	13
Contract Value	12	Written Request	12

Summary:
CitiElite Variable Annuity

This summary details some of the more important points that you should know and consider before purchasing the Contract. Please read the entire prospectus carefully.

What company will issue my Contract? If you reside in New York, your issuing company is First Citicorp Life Insurance Company, otherwise your issuing company is Citicorp Life Insurance Company. Refer to your Contract for the name of your issuing Company (“the Company,” “We” or “Us”). Each company sponsors its own segregated asset account ("Separate Account"). First Citicorp Life sponsors the First Citicorp Life Variable Annuity Separate Account for Variable Annuities (“First Citicorp Life Variable Annuity Separate Account”); Citicorp Life sponsors the Citicorp Life Variable Annuity Separate Account for Variable Annuities (“Citicorp Life Variable Annuity Separate Account”). When we refer to the Separate Account, we are referring to either First Citicorp Life Variable Annuity Separate Account or Citicorp Life Variable Annuity Separate Account, depending upon your issuing Company.

Can you give me a general description of the Contract? We designed the Contract for retirement savings or other long-term investment purposes. The Contract provides a death benefit as well as guaranteed payout options. You direct your payment(s) to one or more of the variable funding options and/or to the Fixed Account that is part of our general account (the “Fixed Account”). We guarantee money directed to the Fixed Account as to principal and interest. The variable funding options are designed to produce a higher rate of return than the Fixed Account; however, this is not guaranteed. You can also lose money in the variable funding options.

The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the payout phase (annuity period). During the accumulation phase generally, under a qualified contract, your pre-tax contribution accumulates on a tax-deferred basis and is taxed as income when you make a withdrawal, presumably when you are in a lower tax bracket. During the accumulation phase, under a nonqualified contract, earnings on your after-tax contribution accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The payout phase occurs when you begin receiving payments from your Contract. The amount of money you accumulate in your Contract determines the amount of income (annuity payments) you receive during the payout phase.

During the payout phase, you may choose one of a number of annuity options. You may receive income payments from the variable funding options and/or the Fixed Account. If you elect variable income payments, the dollar amount of your payments may increase or decrease. Once you choose one of the annuity options or income options and begin to receive payments, it cannot be changed.

Who should purchase this Contract? The Contract is currently available for use in connection with (1) individual nonqualified purchases; (2) rollovers from Individual Retirement Annuities (IRAs); (3) rollovers from other qualified retirement plans and (4) beneficiary-directed transfers of death proceeds from another contract. Qualified contracts include contracts qualifying under Section 401(a), 403(b), or 408(b) of the Internal Revenue Code of 1986, as amended. Purchase of this Contract through a tax qualified retirement plan (“Plan”) does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, if you are purchasing this Contract through a Plan, you should consider purchasing this Contract for its Death Benefit, Annuity Option Benefits, and other non-tax-related benefits.

You may purchase the Contract with an initial payment of at least $5,000, which amount may be paid in one or more installments of at least $100 within the first 12 months after the contract date. You may make additional payments of at least $100 at any time during the accumulation phase. No additional payments are allowed if this Contract is purchase with beneficiary-directed transfer of death proceeds.

Is there a right to return period? If you cancel the Contract within twenty days after you receive it, you will receive a full refund of your contract value plus any Contract charges and premium taxes you paid (but not fees and charges assessed by the underlying funds). Where state law requires a longer right to return period, or the return of purchase payments, the Company will comply. You bear the investment risk on the purchase payment allocated to a variable funding option during the right to return period; therefore, the contract value we return may be greater or less than your purchase payment.

If you purchased your Contract as an Individual Retirement Annuity, and you return it within the first seven days after delivery, we will refund your full purchase payment. During the remainder of the right to return period, we will refund your contract value (including charges we assessed). We will determine your contract value at the close of business on the day we receive a written request for a refund.

Can you give a general description of the variable funding options and how they operate? Through its subaccounts, the Separate Account uses your purchase payments to purchase units, at your direction, of one or more of the variable funding options. In turn, each variable funding option invests in an underlying mutual fund (“underlying fund”) that holds securities consistent with its own investment policy. Depending on market conditions, you may make or lose money in any of these variable funding options.

You can transfer among the variable funding options as frequently as you wish without any current tax implications. Currently there is no charge for transfers, nor a limit to the number of transfers allowed. We may, in the future, charge a fee for any transfer request, or limit the number of transfers allowed. At a minimum, we would always allow one transfer every six months. We reserve the right to restrict transfers that we determine will disadvantage other contract owners. You may transfer between the Fixed Account and the variable funding options twice a year (during the 30 days after the six-month contract date anniversary), provided the amount is not greater than 15% of the Fixed Account value on that date.

What expenses will be assessed under the Contract? The Contract has insurance features and investment features, and there are costs related to each. We deduct an administrative expense charge and a mortality and expense risk (“M&E”) charge daily from amounts you allocate to the Separate Account. We deduct the administrative expense charge at an annual rate of 0.15% and deduct the M&E at an annual rate of 1.25. We also deduct an annual contract administrative charge of $30. Each underlying fund also charges for management costs and other expenses.

We will apply a withdrawal charge to withdrawals from the Contract, and will calculate it as a percentage of the purchase payments. The maximum percentage is 7%, decreasing to 0% in years eight and later.

During the annuity period, if you have elected the Variable Liquidity Benefit, a surrender charge of up to 7% of the amount withdrawn will be assessed. See “Variable Liquidity Benefit.”

How will my purchase payments and withdrawals be taxed? Generally, the payments you make to a qualified Contract during the accumulation phase are made with before-tax dollars. Generally, you will be taxed on your purchase payments and on any earnings when you make a withdrawal or begin receiving annuity payments. Under a nonqualified Contract, payments to the Contract are made with after-tax dollars, and earnings will generally accumulate tax-deferred. You will be taxed on these earnings when they are withdrawn from the Contract. If you are younger than 59½ when you take money out, you may be charged a 10% federal penalty tax on the amount withdrawn.

For owners of qualified Contracts, if you reach a certain age, you may be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum required distribution amounts.

How may I access my money? You can take withdrawals any time during the accumulation phase. Withdrawal charges, income taxes, and/or a penalty tax may apply to taxable amounts withdrawn.

What is the death benefit under the Contract? The death benefit applies upon the first death of the contract owner, joint owner, or annuitant. Assuming you are the annuitant, the death benefit is as follows: If you die before the Contract is in the payout phase, the person you have chosen as your beneficiary will receive a death benefit. We calculate the death benefit value at the close of the business day on which our Home Office receives (1) due proof of death and (2) written payment instructions. Please refer to the Death Benefit section in the prospectus for more details.

Where may I find out more about accumulation unit values? The Condensed Financial Information in Appendix A or Appendix B to this prospectus provides more information about accumulation unit values.

Are there any additional features? This Contract has other features you may be interested in. These include:

       Dollar Cost Averaging. This is a program that allows you to invest a fixed amount of money in variable funding options each month, theoretically giving you a lower average cost per unit over time than a single one-time purchase. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.

       Systematic Withdrawal Option. Before the maturity date, you can arrange to have money sent to you at set intervals throughout the year. Of course, any applicable income and penalty taxes will apply on amounts withdrawn.

    Automatic Rebalancing. You may elect to have the Company periodically reallocate the values in your Contract to match your original (or your latest) funding option allocation request.
    Spousal Contract Continuance (subject to availability). If your spouse is named as an owner and/or beneficiary, and you die prior to the maturity date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. This feature applies to a spousal joint contract owner and/or beneficiary only.
    Beneficiary Contract Continuance (not permitted for non-natural beneficiaries). If you die before the maturity date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the date of your death, that beneficiary(s) may elect to continue his/her portion of the Contract rather than have the death benefit paid to the beneficiary.

FEE TABLE

The purpose of this Fee Table is to assist contract owners in understanding the various costs and expenses that you will bear, directly or indirectly, if you purchase this Contract. See “Charges and Deductions” in this prospectus for additional information. Expenses shown do not include premium taxes, which may be applicable. Each variable funding option purchases shares of the underlying fund at net asset value. The net asset value already reflects the deduction of each underlying fund’s Total Operating Expenses as shown in the table below; therefore, you are indirectly bearing the costs of underlying fund expenses.

We receive payments from some of the underlying funds or their affiliates for providing administrative or other services for a fund. These payments vary in amount and currently we receive payments at an annual rate of up to 0.50% of the average net amount invested in an underlying fund on behalf of either Company’s Separate Accounts. These payments by the funds do not result in any charge to you in addition to the Total Annual Operating Expenses disclosed below for each fund.

The amounts shown in the table are based on historical fund expenses, as a percentage of each fund’s average daily net assets as of December 31, 2001 (unless otherwise indicated). This information was provided by the funds and we have not independently verified it. More detail concerning each fund’s fees and expenses is contained in the prospectus for each underlying fund.

Transaction Expenses

  Withdrawal Charge

  (as a percentage of the purchase payments withdrawn)

Years Since Purchase Payment Made	Withdrawal Charge
0-1	7%
2	7%
3	7%
4	6%
5	5%
6	4%
7	3%
7 or more	0%

  During the annuity period, if you have elected the Variable Liquidity Benefit, a surrender charge of up to 7% of the amount withdrawn will be assessed. See “Variable Liquidity Benefit.”

Annual Separate Account Charges

(as a percentage of the average daily net assets of the Separate Account)

Mortality and Expense Risk Charge	1.25%
Administrative Expense Charge	0.15%
Total Separate Account Charges	1.40%

Other Annual Charges

Annual Contract Administrative Charge	$30

Variable Funding Option Expenses:

(as a percentage of average daily net assets of the funding option as of December 31, 2001, unless otherwise noted)

Funding Options:	Management Fee (after expense reimbursement)	Distribution and/or Service Fees (12b-1)	Other Expenses (after expense reimbursement)	Total Annual Operating Expenses (after expense reimbursement)

High Yield Bond Trust	0.50%	—	0.23%	0.73%
Money Market Portfolio (Travelers)	0.32%	—	0.08%	0.40%(1)
AIM Variable Insurance Funds, Inc.
AIM V.I. Balanced Fund — Series I	0.75%	—	0.37%	1.12%
AIM V.I. Premier Equity Fund — Series I	0.60%	—	0.25%	0.85%(2)
Alliance Variable Product Series Fund, Inc.
Growth and Income Portfolio — Class B*	0.63%	0.25%	0.04%	0.92%
Premier Growth Portfolio — Class B*	1.00%	0.25%	0.04%	1.29%
Technology Portfolio — Class B*	1.00%	0.25%	0.08%	1.33%
Franklin Templeton Variable Insurance Products Trust
Franklin Small Cap Fund — Class 2*	0.45%	0.25%	0.31%	1.01%(3)
Templeton Foreign Securities Fund — Class 2*	0.68%	0.25%	0.22%	1.15%(4)
Greenwich Street Series Fund
Appreciation Portfolio	0.75%	—	0.02%	0.77%(5)
Equity Index Portfolio — Class II Shares*	0.21%	0.25%	0.03%	0.49%(5)
Fundamental Value Portfolio	0.75%	—	0.02%	0.77%(5)
PIMCO Variable Insurance Trust
Total Return Portfolio	0.25%	—	0.40%	0.65%(6)
Putnam Variable Trust
Putnam VT International Growth Fund — Class IB Shares*	0.76%	0.25%	0.18%	1.19%
Putnam VT Small Cap Value Fund — Class IB Shares*	0.80%	0.25%	0.30%	1.35%
Putnam VT Voyager II Fund — Class IB Shares*	0.70%	0.25%	0.77%	1.72%
Salomon Brothers Variable Series Fund Inc.
Capital Fund	0.83%	—	0.17%	1.00%(7)
High Yield Bond Fund	0.18%	—	0.82%	1.00%
Investors Fund	0.70%	—	0.12%	0.82%(8)
Total Return Fund	0.66%	—	0.34%	1.00%(9)
Smith Barney Investment Series
Smith Barney Government Portfolio†	0.60%	—	0.20%	0.80%(14)
Smith Barney Growth and Income Portfolio	0.75%	—	0.20%	0.95%(10)
Smith Barney Large Cap Core Portfolio	0.75%	—	0.18%	0.93%(14)
Smith Barney Premier Selection All Cap Growth Portfolio	0.75%	—	0.20%	0.95%(11)

Funding Options:	Management Fee (after expense reimbursement)	Distribution and/or Service Fees (12b-1)	Other Expenses (after expense reimbursement)	Total Annual Operating Expenses (after expense reimbursement)

The Travelers Series Trust
Equity Income Portfolio	0.75%	—	0.04%	0.79%(12)
Large Cap Portfolio	0.75%	—	0.04%	0.79%(13)
MFS Emerging Growth Portfolio	0.75%	—	0.14%	0.89%
MFS Mid Cap Growth Portfolio	0.80%	—	0.12%	0.92%
MFS Research Portfolio	0.80%	—	0.12%	0.92%
Travelers Quality Bond Portfolio	0.32%	—	0.13%	0.45%
Travelers Series Fund Inc.
AIM Capital Appreciation Portfolio	0.80%	—	0.03%	0.83%(14)
MFS Total Return Portfolio	0.80%	—	0.03%	0.83%(14)
Putnam Diversified Income Portfolio	0.75%	—	0.15%	0.90%(14)
Smith Barney Aggressive Growth Portfolio	0.80%	—	0.04%	0.84%(14)
Smith Barney International All Cap Growth Portfolio	0.90%	—	0.10%	1.00%(14)
Smith Barney Large Cap Value Portfolio	0.65%	—	0.02%	0.67%(14)
Smith Barney Large Capitalization Growth Portfolio	0.75%	—	0.03%	0.78%(14)
Smith Barney Mid Cap Core Portfolio	0.75%	—	0.20%	0.95%(15)
Van Kampen Life Investment Trust
Comstock Portfolio Class II Shares*	0.60%	0.25%	0.19%	1.04%(5)
Emerging Growth Portfolio Class II Shares*	0.70%	0.25%	0.06%	1.01%
Variable Annuity Portfolios
Smith Barney Small Cap Growth Opportunities Portfolio	0.75%	—	0.15%	0.90%(16)
Variable Insurance Products Fund II
Contrafund® Portfolio — Service Class 2*	0.58%	0.25%	0.07%	0.90%(17)
Variable Insurance Products Fund III
Dynamic Capital Appreciation Portfolio — Service Class 2*	0.58%	0.25%	0.85%	1.68%(18)

______________

*	The 12b-1 fees deducted from these classes cover certain distribution, shareholder support and administrative services provided by intermediaries (the insurance company, broker dealer or other service provider).

†	Closed to new investors.

Notes

(1)	Travelers Insurance reimbursed the portfolio for $44,028 in expenses for the year ended December 31, 2001 (the portfolio's fiscal year end). If such expenses were not reimbursed the actual expense ratio would have been 0.42%. For the year ended December 31, 2001, there was a voluntary expense limitation. As a result of the voluntary expense limitation, the ratio of expenses to average net assets will not exceed 0.40%.

(2)	Effective May 1, 2002 the Fund’s name will change from AIM V.I. Value Fund to AIM V.I. Premier Equity Fund.

(3)	The Fund's Class 2 distribution plan or "rule 12b-1 plan" is described in the Fund's prospectus. For the Franklin Small Cap Fund, the managers have agreed in advance to make estimated reductions of 0.08% of their fees to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. Those reductions are required by the Fund's Board of Trustees and an order of the Securities and Exchange Commission. Without these reductions, Management Fees, 12b-1 Fees, Other Expenses, and Total Annual Operating Expenses for the Franklin Small Cap Fund — Class 2 would have been 0.53%, 0.25%, 0.31%, and 1.09%, respectively.

(4)	The Fund's Class 2 distribution plan or ""rule 12b-1 plan"" is described in the Fund's prospectus. For the Franklin Small Cap Fund and Templeton Foreign Securities Funds the managers have agreed in advance to make estimated reductions of 0.08% and 0.01% respectively, of their fees to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. Those reductions are required by the Fund's Board of Trustees and an order of the Securities and Exchange Commission. Without these reductions, Management Fees, 12b-1 Fees, Other Expenses, and Total Annual Operating Expenses for the Templeton Foreign Securities Fund - Class 2 would have been 0.69%, 0.25%, 0.22%, and 1.16%.

(5)	Expenses are as of December 31, 2001 (the Fund's fiscal year end). There were no fees waived or expenses reimbursed for these funds in 2001.

(6)	"Other Expenses" reflects a 0.25% administrative fee, a 0.15% service fee, and 0.01% representing the Portfolio’s pro rata Trustees’ fees. PIMCO has contractually agreed to reduce total annual portfolio operating expenses to the extent they would exceed, due to the payment of organizational expenses and Trustees’ fees, 0.65% of average daily net assets. Without such reduction, Total Annual Expenses for the fiscal year ended December 31, 2001 would have been 0.66%. Under the Expense Limitation Agreement, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

(7)	The Manager has waived a portion of its management fees for the year ended December 31, 2001. If such fees were not waived, the actual expenses ratio would have been 1.02%. As a result of a voluntary expense limitation, expense ratios will not exceed 1.00%.

(8)	As a result of a voluntary expense limitation, expense ratios will not exceed 1.00%.

(9)	The Manager has waived all or a portion of its management fees for the year ended December 31, 2001. If such fees were not waived or expenses not reimbursed, the actual expenses ratio would have been 1.14%. As a result of a voluntary expense limitation, expense ratios (excluding interest expense) will not exceed 1.00%.

(10)	The Manager reimbursed expenses of $61,498 for the year ended October 31, 2001. If such fees were not waived and expenses reimbursed, the actual expense ratio would have been 1.18%.

(11)	The Manager reimbursed expenses of $45,159 for the year ended October 31, 2001. If such fees were not waived and expenses reimbursed, the actual expense ratio would have been 1.08%.

(12)	A portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time. Without such reductions, Total Annual Operating Expenses for the Equity Income Portfolio would have been 0.85%.

(13)	A portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time. Without such reductions, Total Annual Operating Expenses for the Large Cap Portfolio would have been 0.84%.

(14)	Expenses are as of October 31, 2001 (the Fund's fiscal year end). There were no fees waived or expenses reimbursed for these funds in 2001.

(15)	The manager has agreed to waive all or a portion of its management fees for the year ended October 31, 2001(the Fund’s fiscal year end). If such fees were not waived, the actual expense ratio would have been 0.96%.

(16)	The Manager has waived all or a portion of its total expenses for the year ended December 31, 2001. If such fees were not waived or expenses not reimbursed, the actual expenses ratio would have been 2.21%.

(17)	A portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time. Without such reductions, Total Annual Operating Expenses for the Fidelity VIP II Contrafund Portfolio — Service Class 2 would have been 0.94%.

(18)	A portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time. Without such reductions, Total Annual Operating Expenses for the Fidelity VIP Dynamic Capital Appreciation Portfolio — Service Class 2 would have been 3.77%. The fund's manager has voluntarily agreed to reimburse the class to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions and extraordinary expenses) exceed 1.75%. This arrangement can be discontinued by the fund's manager at any time. Including this reimbursement, the management fee, other expenses and total annual expenses in 2001 were 0.58%, 0.92% and 1.75%, respectively.

Examples

These examples show what your costs would be under certain hypothetical situations. The examples do not represent past or future expenses. Your actual expenses may be more or less than those shown. We base examples on the annual expenses of the underlying funds for the year ended December 31, 2001, and assume that any fee waivers and expense reimbursements will continue. We cannot guarantee that these fee waivers and expense reimbursements will continue. The examples also assume that the $30 annual administrative charge is equivalent to 0.101% of the Separate Account contract value.

You would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets and the charges reflected in the expense table above::

	If Contract Is Surrendered At The End Of Period Shown:				If Contract Is not Surrendered Or Annuitized At End Of Period Shown:

Funding Option	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years

High Yield Bond Trust	93	140	170	257	23	70	120	257
Money Market Portfolio (Travelers)	89	130	153	222	19	60	103	222
AIM Variable Insurance Funds, Inc.
AIM V.I. Balanced Fund — Series I	97	151	189	295	27	81	139	295
AIM V.I. Premier Equity Fund — Series I	94	143	176	269	24	73	126	269
Alliance Variable Product Series Fund, Inc.
Growth and Income Portfolio — Class B	95	145	179	276	25	75	129	276
Premier Growth Portfolio — Class B	98	157	197	312	28	87	147	312
Technology Portfolio — Class B	99	158	199	316	29	88	149	316
Franklin Templeton Variable Insurance Products Trust
Franklin Small Cap Fund — Class 2	95	148	184	285	25	78	134	285
Templeton Foreign Securities Fund — Class 2	97	152	191	298	27	82	141	298
Greenwich Street Series Fund
Appreciation Portfolio	93	141	172	261	23	71	122	261
Equity Index Portfolio — Class II Shares	90	132	157	232	20	62	107	232
Fundamental Value Portfolio	93	141	172	261	23	71	122	261
PIMCO Variable Insurance Trust
Total Return Portfolio — Administrative Class	92	137	165	248	22	67	115	248
Putnam Variable Trust
Putnam VT International Growth Fund — Class IB Shares	97	154	193	302	27	84	143	302
Putnam VT Small Cap Value Fund — Class IB Shares	99	158	200	318	29	88	150	318
Putnam VT Voyager II Fund — Class IB Shares	102	169	218	352	32	99	168	352
Salomon Brothers Variable Series Fund, Inc.
Capital Fund	95	148	183	284	25	78	133	284
High Yield Bond Fund	95	148	183	284	25	78	133	284
Investors Fund	94	142	174	266	24	72	124	266
Total Return Fund	95	148	183	284	25	78	133	284

	If Contract Is Surrendered At The End Of Period Shown:				If Contract Is not Surrendered Or Annuitized At End Of Period Shown:

Funding Option	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years

Smith Barney Investment Series
Smith Barney Growth and Income Portfolio	95	146	181	279	25	76	131	279
Smith Barney Government Portfolio†	93	142	173	264	23	72	123	264
Smith Barney Large Cap Core Portfolio	95	146	180	277	25	76	130	277
Smith Barney Premier Selections All Cap Growth Portfolio	95	146	181	279	25	76	131	279
The Travelers Series Trust
Equity Income Portfolio	93	142	173	263	23	72	123	263
Large Cap Portfolio	93	142	173	263	23	72	123	263
MFS Emerging Growth Portfolio	94	145	178	273	24	75	128	273
MFS Mid Cap Growth Portfolio	95	145	179	276	25	75	129	276
MFS Research Portfolio	95	145	179	276	25	75	129	276
Travelers Quality Bond Portfolio	90	131	155	228	20	61	105	228
Travelers Series Fund Inc.
AIM Capital Appreciation Portfolio	94	143	175	267	24	73	125	267
MFS Total Return Portfolio	94	143	175	267	24	73	125	267
Putnam Diversified Income Portfolio	94	145	178	274	24	75	128	274
Smith Barney Aggressive Growth Portfolio	94	143	175	268	24	73	125	268
Smith Barney International All Cap Growth Portfolio	95	148	183	284	25	78	133	284
Smith Barney Large Cap Value Portfolio	92	138	166	250	22	68	116	250
Smith Barney Large Capitalization Growth Portfolio	93	141	172	262	23	71	122	262
Smith Barney Mid Cap Core Portfolio	95	146	181	279	25	76	131	279
Van Kampen Life Investment Trust
Comstock Portfolio Class II Shares	96	149	185	288	26	79	135	288
Emerging Growth Portfolio Class II Shares	95	148	184	285	25	78	134	285
Variable Annuity Portfolios
Smith Barney Small Cap Growth Opportunities Portfolio	94	145	178	274	24	75	128	274
Variable Insurance Products Fund II
Contrafund® Portfolio — Service Class 2	94	145	178	274	24	75	128	274
Variable Insurance Products Fund III
Dynamic Capital Appreciation Portfolio — Service Class 2	102	168	216	349	32	98	166	349

†	Closed to new investors.

CONDENSED FINANCIAL INFORMATION

See Appendices A and B.

THE ANNUITY CONTRACT

CitiElite Annuity is a contract between the contract owner (“you”) and the Company. This is the prospectus - it is not the Contract. The prospectus highlights many contract provisions to focus your attention on the Contract’s essential features. Your rights and obligations under the Contract will be determined by the language of the Contract itself. When you receive your Contract, we suggest you read it promptly and carefully. There may be differences in your Contract because of the requirements of the state where we issued your Contract. We will include any such differences in your Contract.

You make purchase payments to us and we credit them to your Contract. We promise to pay you an income, in the form of annuity or income payments, beginning on a future date that you choose, the maturity date. The purchase payments accumulate tax deferred in the funding options of your choice. We offer multiple variable funding options, and one Fixed Account option. The contract owner assumes the risk of gain or loss according to the performance of the variable funding options. The contract value is the amount of purchase payments, plus or minus any investment experience on the amounts you allocate to the Separate Account (“Separate Account contract value”) or interest on the amounts you allocate to the Fixed Account (“Fixed Account contract value”). The contract value also reflects all withdrawals made and charges deducted. There is generally no g uarantee that at the maturity date the contract value will equal or exceed the total purchase payments made under the Contract. The date the Contract and its benefits become effective is referred to as the contract date. Each 12-month period following the contract date is called a contract year.

Certain changes and elections must be made in writing to the Company. Where the term “written request” is used, it means that you must send written information to our Home Office in a form and content satisfactory to us.

Contract Owner Inquiries

Any questions you have about your Contract should be directed to our Home Office at 1-800-497-4857.

Purchase Payments

Your initial purchase payment is due and payable before the Contract becomes effective. The initial purchase payment must be at least $5,000, which amount may be paid in one or more installments of at least $100 within the first twelve months after the contract date. You may make additional payments of at least $100 at any time. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death benefit proceeds. Under certain circumstances, we may waive the minimum purchase payment requirement. Purchase payments over $1,000,000 may be made only with our prior consent.

We will apply the initial purchase payment less any applicable premium tax (net purchase payment) within two business days after we receive it in good order at our Home Office. We will credit subsequent purchase payments to a Contract on the same business day we receive it, if it is received in good order by our Home Office by 4:00 p.m. Eastern time. A business day is any day that the New York Stock Exchange is open for regular trading (except when trading is restricted due to an emergency as defined by the Securities and Exchange Commission).

Accumulation Units

The period between the contract date and the maturity date is the accumulation period. During the accumulation period, an accumulation unit is used to calculate the value of a Contract. An accumulation unit works like a share of a mutual fund. Each funding option has a corresponding accumulation unit value. The accumulation units are valued each business day and their values may increase or decrease from day to day. The number of accumulation units we will credit to your Contract once we receive a purchase payment is determined by dividing the amount directed to each funding option by the value of its accumulation unit. We calculate the value of an accumulation unit for each funding option each day the New York Stock Exchange is open. The values are calculated as of 4:00 p.m. Eastern time. After the value is calculated, we credit your Contract. During the annuity period (i.e., after the maturity date), you are credited with annuity units.

The Variable Funding Options

You choose the variable funding options to which you allocate your purchase payments. These variable funding options are subaccounts of the Separate Account. The subaccounts invest in the underlying funds. You are not investing directly in the underlying fund. Each underlying fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940. These underlying funds are not publicly traded and are offered only through variable annuity and variable life insurance products. They are not the same retail mutual funds as those offered outside of a variable annuity or variable life insurance product, although the investment practices and fund names may be similar, and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the underlying fund, and contract owners should not compare the two.

You will find detailed information about the funds and their inherent risks in the current fund prospectuses for the underlying funds that must accompany this prospectus. Since each option has varying degrees of risk, please read the prospectuses carefully before investing. There is no assurance that any of the underlying funds will meet its investment objectives. Contact your registered representative or call 1-800-497-4857 to request additional copies of the prospectuses.

If any of the underlying funds become unavailable for allocating purchase payments, or if we believe that further investment in an underlying fund is inappropriate for the purposes of the Contract, we may substitute another funding option. However, we will not make any substitutions without notifying you and obtaining any state and SEC approval, if necessary. From time to time we may make new funding options available.

The current variable funding options are listed below, along with their investment advisers and any subadviser:

Funding Option	Investment Objective	Investment Adviser/Subadviser
High Yield Bond Trust	Seeks generous income. The assets of the High Yield Bond Trust will be invested in bonds which, as a class, sell at discounts from par value and are typically high risk securities.	Travelers Asset Management International Company LLC (“TAMIC”)
Money Market Portfolio	Seeks high current income from short-term money market instruments while preserving capital and maintaining a high degree of liquidity.	TAMIC
AIM Variable Insurance Funds
AIM V.I. Premier Fund — Series I	Seeks to achieve long-term growth of capital by investing primarily in equity securities of undervalued companies. Income is a secondary objective.	AIM Advisers, Inc.
AIM V.I. Balanced Fund — Series I	Seeks to achieve as high a total return as possible, consistent with the preservation of capital.	AIM
Alliance Variable Product Series Fund, Inc.
Growth & Income Portfolio — Class B	Seeks to achieve reasonable current income and reasonable opportunity for appreciation through invesments primarily in dividend-paying common stocks of good quality.	Alliance Capital Management, L.P. (“Alliance”)
Premier Growth Portfolio — Class B	Seeks long-term growth of capital by investing primarily in equity securities of a limited number of large, carefully selected, high quality U.S. companies that are judged likely to achieve superior earning momentum.	Alliance
Technology Portfolio — Class B	Seeks long-term growth of capital by investing primarily in securities of companies that use technology extensively in the development of new or improved products or processes. Current income is incidental to the Portfolio’s objective.	Alliance

Funding Option	Investment Objective	Investment Adviser/Subadviser
Franklin Templeton Variable Insurance Products Trust
Franklin Small Cap Fund — Class 2	Seeks long-term capital growth. Under normal market conditions, the Fund will invest at least 80% of its net assets in investments of small capitalization (small cap) companies.	Franklin Advisers, Inc.
Templeton Foreign Securities Fund — Class 2	Seeks long-term capital growth. The Fund will invest at least 80% of its net assets in foreign securities, including emerging markets.	Templeton Investment Counsel, LLC
Greenwich Street Series Fund
Appreciation Portfolio	Seeks long term appreciation of capital.	Smith Barney Fund Management LLC (“SBFM”)
Equity Index Portfolio — Class II Shares	Seeks investment results that, before expenses, correspond to the price and yield performance of the S&P 500 Index, with comparable economic sector weightings, market capitalization and liquidity.	Travelers Investment Management Co. (“TIMCO”)
Fundamental Value Portfolio	Seeks long term capital growth with current income as a secondary objective.	SBFM
PIMCO Variable Insurance Trust
Total Return Portfolio — Administrative Class	Seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 65% of its assets in a diversified portfolio of Fixed Income instruments of varying maturities.	Pacific Investment Management Company LLC
Putnam Variable Trust
Putnam VT International Growth Fund — Class IB Shares	Seeks capital appreciation. The fund seeks its goal by investing mainly in common stocks of companies outside the United States.	Putnam Investment Management, Inc. (“Putnam”)
Putnam VT Small Cap Value Fund — Class IB Shares	Seeks capital appreciation. The fund seeks its goal by investing at least 80% of its net assets in small companies of a size similar to those in the Russell 2000 Value Index.	Putnam
Putnam VT Voyager II Fund — Class IB Shares	Seeks long-term growth of capital. The fund seeks its goal by investing mainly in common stocks of companies with a focus on growth stocks.	Putnam
Salomon Brothers Variable Series Fund Inc.
Capital Fund	Seeks capital appreciation, primarily through investments in common stocks which are believed to have above-average price appreciation potential and which may involve above average risk.	Salomon Brothers Asset Management (“SBAM”)
High Yield Bond Fund	Seeks to maximize current income, and, secondarily, to seek capital appreciation through investing under normal circumstances at least 80% of its assets in high yield bonds.	SBAM
Investors Fund	Seeks long-term growth of capital, and, secondarily, current income, through investments in common stocks of well-known companies.	SBAM
Total Return Fund	Seeks above-average income (compared to a portfolio invested entirely in equity securities). Secondarily, seeks opportunities for growth of capital and income.	SBAM

Funding Option	Investment Objective	Investment Adviser/Subadviser
Smith Barney Investment Series
Smith Barney Government Portfolio†	Seeks high current return consistent with preservation of capital.
Smith Barney Growth and Income Portfolio	Seeks reasonable growth and income.	SBFM
Smith Barney Large Cap Core Portfolio	Seeks capital appreciation.	SBFM
Smith Barney Premier Selections All Cap Growth Portfolio	Seeks long-term growth of capital.	SBFM
Travelers Series Fund, Inc.
AIM Capital Appreciation Portfolio	Seeks capital appreciation.	Travelers Investment Advisers (“TIA”) Subadviser: AIM
MFS Total Return Portfolio	Seeks to obtain above-average income (compared to a portfolio entirely invested in equity securities) consistent with the prudent employment of capital, and secondarily to provide a reasonable opportunity for growth of capital and income.	TIA Subadviser: Massachusetts Financial Services (“MFS”)
Putnam Diversified Income Portfolio	Seeks high current income consistent with preservation of capital.	TIA Subadviser: Putnam Investment Management, Inc.
Smith Barney Aggressive Growth Portfolio	Seeks long-term capital appreciation.	SBFM
Smith Barney International All Cap Growth Portfolio	Seeks total return on assets from growth of capital and income.	SBFM
Smith Barney Large Capitalization Growth Portfolio	Seeks long-term growth of capital.	SBFM
Smith Barney Large Cap Value Portfolio	Seeks current income and long-term growth of income and capital.	SBFM
Smith Barney Mid Cap Core Portfolio	Seeks long-term growth of capital.	SBFM
The Travelers Series Trust
Equity Income Portfolio	Seeks reasonable income by investing at least 80% in equity securities. The Fund normally invests primarily in income producing equities. The balance may be invested in all types of domestic and foreign securities, including bonds. The Subadviser also considers the potential for capital appreciation.	TAMIC Subadviser: Fidelity Management & Research Co (“FMR”)
Large Cap Portfolio	Seeks long-term growth of capital by investing primarily in equity securities of companies with large market capitalizations.	TAMIC Subadviser:FMR
MFS Emerging Growth Portfolio	Seeks to provide long-term growth of capital. Dividend and interest income from portfolio securities, if any, is incidental to the MFS Portfolio’s investment objective.	TAMIC Subadviser: MFS
MFS Mid Cap Growth Portfolio	Seeks to obtain long-term growth of capital by investing, under normal market conditions, at least 80% of its assets in equity securities of companies with medium market capitalization which the investment adviser believes have above-average growth potential.	TAMIC Subadviser: MFS
MFS Research Portfolio	Seeks to provide long-term growth of capital and future income.	TAMIC Subadviser: MFS
Travelers Quality Bond Portfolio	Seeks current income, moderate capital volatility and total return.	TAMIC

Funding Option	Investment Objective	Investment Adviser/Subadviser
Van Kampen Life Investment Trust
Comstock Portfolio — Class II Shares	Seeks capital growth and income through investments in equity securities, including common stocks and securities convertible into common and preferred stocks.	Van Kampen Asset Management, Inc. (“VKAM”)
Emerging Growth Portfolio — Class II Shares	Seeks capital appreciation by investing primarily in common stocks of companies considered to be emerging growth companies.	VKAM
Variable Annuity Portfolios
Smith Barney Small Cap Growth Opportunities Portfolio	Seeks long-term capital growth by investing in equity securities of U.S. companies with market capitalizations below the top 1,000 stocks of the equity market. Under normal circumstances, at least 65% of the fund’s total assets will be invested in such companies. Dividend income, if any, is incidental to this investment objective	Citi Fund Management, Inc
Variable Insurance Products Fund II
Contrafund® Portfolio — Service Class 2	Seeks long-term capital appreciation by investing primarily in common stocks of companies whose value the adviser believes is not fully recognized by the public.	FMR
Variable Insurance Products Fund III
Dynamic Capital Appreciation Portfolio— Service Class 2	Seeks capital appreciation by investing primarily in common stocks of both domestic and foreign issuers.	FMR

______________

†   Closed to new investors.

FIXED ACCOUNT

We offer our Fixed Account as a funding option. Please see Appendix C for more information.

CHARGES AND DEDUCTIONS

General

We deduct the charges described below. The charges are for the service and benefits we provide, costs and expenses we incur, and risks we assume under the Contracts. Services and benefits we provide include:

    the ability for you to make withdrawals and surrenders under the Contracts;
    the death benefit paid on the death of the contract owner, annuitant, or first of the joint owners;
    the available funding options and related programs (including dollar-cost averaging, portfolio rebalancing;
    and systematic withdrawal programs);
    administration of the annuity options available under the Contracts; and
    the distribution of various reports to contract owners.

Costs and expenses we incur include:

    losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts;
    sales and marketing expenses including commission payments to your sales agent, and other costs of doing business.

Risks we assume include:

    that annuitants may live longer than estimated when the annuity factors under the Contracts were established;
    that the amount of the death benefit will be greater than the contract value; and
    that the costs of providing the services and benefits under the Contracts will exceed the charges deducted.

We may also deduct a charge for taxes.

Unless otherwise specified, charges are deducted proportionately from all funding options in which you are invested.

We may reduce or eliminate the withdrawal charge, the administrative charges and/or the mortality and expense risk charge under the Contract when certain sales or administration of the Contract result in savings or reduced expenses and/or risks. For certain trusts, we may change the order in which purchase payments and earnings are withdrawn in order to determine the withdrawal charge. We will not reduce or eliminate the withdrawal charge or the administrative charge where such reduction or elimination would be unfairly discriminatory to any person.

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designated charge. For example, the withdrawal charge we collect may not fully cover all of the sales and distribution expenses we actually incur. The amount of any fee or charge is not impacted by an outstanding loan. We may also profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

Withdrawal Charge

We do not deduct a sales charge from purchase payments when they are made to the Contract. However, a withdrawal charge will apply if purchase payments are withdrawn before they have been in the Contract for seven years. We will assess the charge as a percentage of the purchase payment withdrawn as follows:

Years Since Purchase Payment Made	Withdrawal Charge
0-3	7%
4	6%
5	5%
6	4%
7	3%
8 or more	0%

For purposes of the withdrawal charge calculation, withdrawals are deemed to be taken first from:

(a)	any purchase payment to which no withdrawal charge applies then;

(b)	any remaining free withdrawal allowance (as described below) (after being reduced by (a)), then;

(c)	any remaining purchase payment to which a withdrawal charge applies (on a first-in, first-out basis), then;

(d)	any Contract earnings.

Unless you instruct us otherwise, we will deduct the withdrawal charge from the amount requested.

We will not deduct a withdrawal charge if purchase payments are distributed:

    due to the death of the contract owner or the annuitant (with no contingent annuitant surviving);
    upon election of a lifetime annuity payout taken after the first contract year; or
    due to a minimum distribution under our minimum distribution rules then in effect.

Free Withdrawal Allowance

You may withdraw up to 15% of the contract value annually, without a withdrawal charge. (If you have purchase payments no longer subject to a withdrawal charge, the maximum you may withdraw without a withdrawal charge is the greater of (a) the free withdrawal allowance, or (b) the total amount of purchase payments no longer subject to a withdrawal charge. Note: Any free withdrawal taken will reduce purchase payments no longer subject to a withdrawal charge.) For the first contract year, the available amount is 15% of the initial purchase payment.

Beginning in the second contract year, the available free withdrawal amount is 15% of the contract value at the end of the previous contract year. We reserve the right not to permit free withdrawals on full surrenders.

Administrative Charges

There are two administrative charges: the $30 annual contract administrative charge and the administrative expense charge. We will deduct the annual contract administrative charge on the fourth Friday of each August. This charge compensates us for expenses incurred in establishing and maintaining the Contract and we will prorate this charge (i.e. calculate) from the date of purchase. We will also prorate this charge if you surrender your Contract, or if we terminate your Contract. We will not deduct a contract administrative charge from the Fixed Account or:

             (1)   from the distribution of death proceeds;

             (2)   after an annuity payout has begun; or

             (3)   if the contract value on the date of assessment equals or is greater than $100,000.

We deduct the administrative expense charge (sometimes called “sub-account administrative charge”) on each business day from amounts allocated to the variable funding options to compensate the Company for certain related administrative and operating expenses. The charge equals, on an annual basis, 0.15% of the daily net asset value allocated to each of the variable funding options, and is reflected in our accumulation and annuity unit value calculations.

Mortality and Expense Risk Charge

Each business day, we deduct a mortality and expense risk (“M&E”) charge from amounts we hold in the variable funding options. We reflect the deduction in our calculation of accumulation and annuity unit values. The charges stated are the maximum for this product, and are equal to 1.25% annually. We reserve the right to lower this charge at any time. This charge compensates the Company for risks assumed, benefits provided and expenses incurred, including the payment of commissions to your sales agent.

Variable Liquidity Benefit Charge

If the Variable Liquidity Benefit is selected, there is a maximum surrender charge of 7% of the amounts withdrawn. Please refer to “The Annuity Period” for a description of this benefit.

Variable Funding Option Expenses

We summarized the charges and expenses of the underlying funds in the fee table. Please review the prospectus for each underlying fund for a more complete description of that fund and its expenses.

Premium Tax

Certain state and local governments charge premium taxes ranging from 0% to 5%, depending upon jurisdiction. We are responsible for paying these taxes and will determine the method used to recover premium tax expenses incurred. We will deduct any applicable premium taxes from your contract value either upon death, surrender, annuitization, or at the time you make purchase payments to the Contract, but no earlier than when we have a tax liability under state law.

Changes in Taxes Based upon Premium or Value

If there is any change in a law assessing taxes against the Company based upon premiums, contract gains or value of the Contract, we reserve the right to charge you proportionately for this tax.

TRANSFERS

Up to 30 days before the maturity date, you may transfer all or part of the contract value between variable funding options. Please note that the contract is not designed to serve as a vehicle for frequent trading in response to short-term fluctuations in the stock market. Therefore, all transfers are subject to the following restrictions:

1.	Excessive Transfers. We reserve the right to restrict transfers if we determine you are engaging in a pattern of transfers that may disadvantage contract owners. In making this determination, we will consider, among other things, the following factors:

    the total dollar amount being transferred;
    the number of transfers you made within the previous three months;
    whether your transfers follow a pattern designed to take advantage of short term market fluctuations; and
    whether your transfers are part of a group of transfers made by a third party on behalf of the individual contract owners in the group.
2.	Market Timers. We reserve the right to restrict transfers by any market timing firm or any other third party authorized to initiate transfers on behalf of multiple contract owners. We may, among other things:

    reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one owner; or
    reject the transfer or exchange instructions of individual owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one owner.

Future Modifications. We will continue to monitor the transfer activity occurring among the variable funding options, and may modify these transfer restrictions at any time if we deem it necessary to protect the interest of all contract owners. These modifications may include curtailing or eliminating, without notice, the ability to use the Internet, facsimile or telephone in making transfers.

If, in our sole discretion, we determine you are engaging in activity as described above or similar activity which will potentially hurt the rights or interests of contract owners, we will exercise our contractual right to restrict your number of transfers to one every six months. We reserve the right to charge a $10.00 fee for any transfer request which exceeds twelve per year. None of these restrictions are applicable to transfers made under a Dollar Cost Averaging Program or a rebalancing program.

We will make transfers at the value(s) next determined after we receive your request in good order at our Home Office. After the maturity date, you may make transfers only if allowed by your contract or with our consent. These restrictions are subject to any state law requirements.

Dollar Cost Averaging

Dollar cost averaging or the pre-authorized transfer program (the "DCA Program") allows you to transfer a set dollar amount to other funding options on a monthly or quarterly basis during the accumulation phase of the Contract. Using this method, you will purchase more accumulation units in a funding option if the value per unit is low and will purchase fewer accumulation units if the value per unit is high. Therefore, you may achieve a lower-than-average cost per unit in the long run if you have the financial ability to continue the program over a long enough period of time. Dollar cost averaging does not assure a profit or protect against a loss.

You may elect the DCA Program through written request or other method acceptable to us. You must have a minimum total contract value of $5,000 to enroll in the DCA Program. The minimum amount that may be transferred through this program is $100.

You may establish pre-authorized transfers of contract values from the Fixed Account, subject to certain restrictions. Under the DCA Program, automated transfers from the Fixed Account may not deplete your Fixed Account Value in less than twelve months from your enrollment in the DCA Program.

In addition to the DCA Program, within the Fixed Account, we may credit increased interest rates to contract owners under an administrative Special DCA Program established at our discretion, depending on availability and state law. Under this program, the contract owner may pre-authorize level transfers to any of the funding options under either a 6 Month Program or 12 Month Program. The 6 Month Program and the 12 Month Program will generally have different credited interest rates. Under the 6 Month Program, the interest rate can accrue up to 6 months on the remaining amounts in the Special DCA Program and we must transfer all purchase payments and accrued interest on a level basis to the selected funding options in 6 months. Under the 12 Month Program, the interest rate can accrue up to 12 months on the remaining amounts in the Special DCA Program and we must transfer all purchase payments and accrued interest in this Program on a leve l basis to the selected funding options in 12 months.

The pre-authorized transfers will begin after the initial Program purchase payment and complete enrollment instructions are received by the Company. If we do not receive complete Program enrollment instructions within 15 days of receipt of the initial Program purchase payment, the entire balance in the Program will be credited with the non-Program interest rate then in effect for the Fixed Account.

You may start or stop participation in the DCA Program at any time, but you must give the Company at least 30 days' notice to change any automated transfer instructions that are currently in place. If you stop the Special DCA Program and elect to remain in the Fixed Account, we will credit your contract value for the remainder of 6 or 12 months with the interest rate for non-Program funds.

You may only have one DCA Program or Special DCA Program in place at one time. We will allocate any subsequent purchase payments we receive within the Program period selected to the current funding options over the remainder of that Program transfer period, unless you direct otherwise.

All provisions and terms of the Contract apply to the DCA and Special DCA Programs, including provisions relating to the transfer of money between funding options. Transfers made under any DCA Program will not be counted for purposes of restrictions we may impose on the number of transfers permitted under the Contract. We reserve the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service.

ACCESS TO YOUR MONEY

Any time before the maturity date, you may redeem all or any portion of the cash surrender value, that is, the contract value less any withdrawal charge, outstanding loans, and any premium tax not previously deducted. Unless you submit a written request specifying the fixed or variable funding option(s) from which we are to withdraw amounts, we will make the withdrawal on a pro rata basis. We will determine the cash surrender value as of the close of business after we receive your surrender request at our Home Office. The cash surrender value may be more or less than the purchase payments you made. You may not make withdrawals during the annuity period.

For amounts allocated to the variable funding options, we may defer payment of any cash surrender value for a period of up to five business days after the written request is received. For amounts allocated to the Fixed Account, we may defer payment of any cash surrender value for a period up to six months. In either case, it is our intent to pay as soon as possible. We cannot process requests for withdrawals that are not in good order. We will contact you if there is a deficiency causing a delay and will advise what is needed to act upon the withdrawal request.

Systematic Withdrawals

Before the maturity date, you may choose to withdraw a specified dollar amount (at least $100) on a monthly, quarterly, semiannual or annual basis. We will deduct any applicable premium taxes and withdrawal charge. To elect systematic withdrawals, you must have a contract value of at least $15,000 and you must make the election on the form we provide. We will surrender accumulation units pro rata from all funding options in which you have an interest, unless you instruct us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying us in writing, but you must give at least 30 days' notice to change any systematic withdrawal instructions that are currently in place.

We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days' written notice to contract owners (where allowed by state law).

Each systematic withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the contract owner is under age 59 1/2. You should consult with your tax adviser regarding the tax consequences of systematic withdrawals.

Loans

Loans may be available under your Contract. If available, all loan provisions are described in your Contract or loan agreement.

OWNERSHIP PROVISIONS

Types of Ownership

Contract Owner

Contract Owner (you). The Contract belongs to the contract owner named in the Contract (on the Specifications page), or to any other person to whom you subsequently assign the Contract. You may only make an assignment of ownership or a collateral assignment for nonqualified Contracts. You have sole power during the annuitant’s lifetime to exercise any rights and to receive all benefits given in the Contract provided you have not named an irrevocable beneficiary and provided you have not assigned the Contract.

You receive all payments while the annuitant is alive unless you direct them to an alternate recipient. An alternate recipient does not become the contract owner.

If this Contract is purchased by a beneficiary of another contract who directly transferred the death proceeds due under that contract, he/she will be granted the same rights the owner has under the Contract except that he/she cannot transfer ownership, take a loan or make additional purchase payments.

Joint Owner. For nonqualified Contracts only, you may name joint owners (e.g., spouses) in a written request before the Contract is in effect. Joint owners may independently exercise transfers allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them.

Beneficiary

You name the beneficiary in a written request. The beneficiary has the right to receive any death benefit proceeds remaining under the Contract upon the death of the annuitant or the contract owner. If more than one beneficiary survives the annuitant or contract owner, they will share equally in benefits unless you recorded different shares with the Company by written request before the death of the annuitant or contract owner. In the case of a non-spousal beneficiary or a spousal beneficiary who has not chosen to assume the Contract, we will not transfer or otherwise remove the death benefit proceeds from either the variable funding options or the Fixed Account, as most recently elected by the contract owner, until the death report date.

Unless you have named an irrevocable beneficiary you have the right to change any beneficiary by written request during the lifetime of the annuitant and while the Contract continues.

Annuitant

The annuitant is designated in the Contract (on the Specifications page), and is the individual on whose life the maturity date and the amount of the monthly annuity payments depend. You may not change the annuitant after your Contract is in effect.

Contingent Annuitant

You may name one individual as a contingent annuitant. A contingent annuitant may not be changed, deleted or added to the Contract after the contract date. If the annuitant who is not the owner dies prior to the maturity date, and the contingent annuitant is still living;

    the death benefit will not be payable upon the annuitant's death;
    the contingent annuitant becomes the annuitant; and
    all other rights and benefits will continue in effect.

When a contingent annuitant becomes the annuitant, the maturity date remains the same as previously in effect.

If the annuitant is also the owner, a death benefit is paid to the beneficiary regardless of whether or not there is a contingent annuitant.

DEATH BENEFIT

Before the maturity date, generally, a death benefit is payable when either the annuitant or a contract owner dies. We calculate the death benefit at the close of the business day on which our Home Office receives due proof of death and written payment instructions or election of spousal or beneficiary contract continuance (“death report date”).

We must be notified of the annuitant's death no later than six months from the date of death in order to pay the death proceeds as described under "Death Proceeds Before the Maturity Date." If we are notified more than six months after the death, we will pay death proceeds equal to the contract value on the death report date, less any applicable premium tax and outstanding loans.

Death Proceeds Before the Maturity Date

Where the annuitant was younger than age 68 on the contract date: The death benefit payable will be the greatest of (1), (2) or (3) below, each reduced by any applicable premium tax, previous withdrawals and outstanding loans:

             (1)   the contract value;

             (2)   the total purchase payments made under the Contract ; or

             (3)   the Step-Up value (if any, as described below).

Where the annuitant was between the ages of 68 through 75 on the contract date: The death benefit payable will be the greatest of (1), (2) or (3) below, each reduced by any applicable premium tax, previous withdrawals and outstanding loans:

             1.   the contract value;

             2.   the total purchase payments made under the Contract; or

             3   the Step-Up value (as described below) associated with the seventh contract date Anniversary.

Where annuitant was age 76 or older on the contract date: The death benefit payable will be the contract value on the death report date, less any applicable premium tax, previous withdrawals and any outstanding loans.

Step-Up Value. We will establish the Step-Up value on the seventh contract date anniversary. The Step-Up Value will equal the contract value on that anniversary. For Contracts where the annuitant was younger than 68 on the contract date, we will recalculate the Step-Up value on each anniversary until the annuitant’s 76th birthday. If the contract value on the anniversary is greater than the Step-Up value, the Step-Up value will be reset to equal the contract value on that date. If the Step-Up value is greater than the contract value, the Step-Up value remains unchanged. The Step-Up Value will not be reduced on these anniversary recalculations, unless surrenders are made on that day. For all contracts, each time a purchase payment is made we will increase the Step-Up value by the amount of the payment and, when a withdrawal is taken, we will reduce the Step-Up value by a partial surrender reduction (as described b elow).

The partial surrender reduction equals:

             (1)   the Step-Up value immediately before the reduction for the withdrawal, multiplied by

             (2)   the amount of the withdrawal divided by

             (3)   the contract value immediately before the withdrawal.

For example, assume your current contract value is $55,000. If your current Step-Up value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the Step-Up value as follows:

             50,000 x (10,000/55,000) = 9,090

Your new Step-Up value would be 50,000-9,090, or $40,900.

The following example shows what would happen in a declining market. Assume your current contract value is $30,000. If your current Step-Up value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the Step-Up value as follows:

             50,000 x (10,000/30,000) = 16,666

Your new step-up value would be 50,000-16,666, or $33,334.

Payment of Proceeds

We describe the process of paying death benefit proceeds before the maturity date in the charts below. The charts do not encompass every situation and are merely intended as a general guide. More detailed information is provided in your Contract. Generally, the person(s) receiving the benefit may request that the proceeds be paid in a lump sum, or be applied to one of the settlement options available under the Contract.

Before the Maturity Date, upon the Death of the	The Company Will Pay the Proceeds to:	unless. . .	Mandatory Payout Rules Apply*
Owner (who is not the annuitant) (with no joint owner)	The beneficiary (ies), or if none, to the contract owner’s estate.	Unless, the beneficiary elects to continue the contract rather than receive the distribution.	Yes

Owner (who is the annuitant) (with no joint owner)	The beneficiary (ies), or if none, to the contract owner’s estate.	Unless, the beneficiary elects to continue the contract rather than receive the distribution.	Yes

Non-Spousal Joint Owner (who is not the annuitant)	The surviving joint owner.		Yes

Before the Maturity Date, upon the Death of the	The Company Will Pay the Proceeds to:	unless. . .	Mandatory Payout Rules Apply*
Non-Spousal Joint Owner (who is the annuitant)	The beneficiary (ies), or if none, to the surviving joint owner.	Unless the beneficiary elects to continue the contract rather than receive the distribution.	Yes

Spousal Joint Owner (who is not the annuitant)	The surviving joint owner.	Unless the spouse elects to continue the contract rather than receive the distribution.	Yes

Spousal Joint Owner (who is the annuitant)	The beneficiary (ies), or if none, to the surviving joint owner.	Unless the spouse elects to continue the contract rather than receive the distribution.

		A spouse who is not the beneficiary may decline to receive the proceeds or to continue the contract and instruct the company to pay the beneficiary, who may elect to continue the contract.	Yes

Annuitant (who is not the contract owner)	The beneficiary (ies), or if none, to the contract owner	Unless, where there is no contingent annuitant, the beneficiary elects to continue the contract rather than receive the distribution.

		Or unless, there is a contingent annuitant. Then, the contingent annuitant becomes the annuitant and the contract continues in effect (generally using the original maturity date). The proceeds will then be paid upon the death of the contingent annuitant or owner.	Yes

Annuitant (who is the contract owner)	See death of “owner who is the annuitant” above.		Yes

______________

*	Certain payout rules of the Internal Revenue Code (IRC) are triggered upon the death of any Owner. Non-spousal beneficiaries (as well as spousal beneficiaries who choose not to assume the Contract) must begin taking distributions based on the beneficiary’s life expectancy within one year of death or take a complete distribution of Contract proceeds within 5 years of death. If mandatory distributions have begun, the 5 year payout option is not available.

Spousal Contract Continuance (Subject to Availability - Does Not Apply if a Non-Spouse is a Joint Owner)

Within one year of your death, if your spouse is named as an owner and/or beneficiary, and you die before the maturity date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. If you were the annuitant and your spouse elects to continue the Contract, your spouse will be named the annuitant as of the death report date.

If your spouse elects to continue the Contract as contract owner, the death benefit will be calculated as of the death report date. If the contract value is less than the calculated death benefit, the contract value will be increased to equal the death benefit. This amount is referred to as the adjusted contract value. Any difference between the contract value and the adjusted contract value will be allocated to the funding options in the same proportion as the allocations of the Contract prior to the death report date.

Any premium paid before the death report date is no longer subject to a withdrawal charge if your spouse elects to continue the Contract. Purchase payments made to the Contract after the death report date will be subject to the withdrawal charge. All other Contract fees and charges applicable to the original Contract will also apply to the continued Contract. All other benefits and features of your Contract will be based on your spouse's age on the death report date as if your spouse had purchased the Contract with the adjusted contract value on the death report date. This spousal contract continuance is available only once for each Contract.

Qualified Contracts

Before the Maturity Date, upon the Death of the	The Company Will Pay the Proceeds to:	unless. . .	Mandatory Payout Rules Apply*
Owner / Annuitant	The beneficiary (ies), or if none, to the contract owner’s estate.	Unless the beneficiary elects to continue the Contract rather than receive the distribution.	Yes

Beneficiary	No death proceeds are payable; contract continues.		N/A

Contingent Beneficiary	No death proceeds are payable; contract continues.		N/A

Beneficiary Contract Continuance (Not permitted for non-natural beneficiaries): If you die before the maturity date, and if the value of any beneficiary’s portion of the death benefit is between $20,000 and $1,000,000 as of the death report date, (more than $1,000,000 is subject to home office approval), your beneficiary(s) may elect to continue his/her portion of the Contract subject to applicable Internal Revenue Code distribution requirements, rather than receive the death benefit in a lump sum.

If your beneficiary elects to continue the Contract as a contract owner, the death benefit will be calculated as of the death report date. The initial contract value of the continued contract (the “adjusted contract value”) will equal the greater of the contract value or the death benefit calculated on the death report date and will be allocated to the funding options in the same proportion as prior to the death report date.

The beneficiary who continues the Contract will be granted the same rights as the owner under the original Contract, except the beneficiary cannot:

    transfer ownership
    make additional purchase payments

The beneficiary may also name his/her own beneficiary (“succeeding beneficiary”) and has the right to take withdrawals at any time after the death report date without a withdrawal charge. All other fees and charges applicable to the original contract will also apply to the continued contract. All benefits and features of the continued contract will be based on the beneficiary’s age on the death report date as if the beneficiary had purchased the Contract with the adjusted contract value on the death report date.

Death Proceeds after the Maturity Date

If any contract owner or the annuitant dies on or after the maturity date, the Company will pay the beneficiary a death benefit consisting of any benefit remaining under the annuity or income option then in effect.

THE ANNUITY PERIOD

Maturity Date

Under the Contract, you can receive regular payments (annuity payments). You can choose the month and the year in which those payments begin (maturity date). You can also choose among income payouts (annuity or income options) or elect a lump sum distribution. While the annuitant is alive, you can change your selection any time up to the maturity date. Annuity or income payments will begin on the maturity date stated in the Contract unless (1) you fully surrendered the Contract; (2) we paid the proceeds to the beneficiary before that date; or (3) you elected another date. Annuity payments are a series of periodic payments (a) for life; (b) for life with either a minimum number of payments or a specific amount assured; or (c) for the joint lifetime of the annuitant and another person, and thereafter during the lifetime of the survivor. Income options are for a fixed period or amount. We may require proof that the annuitant is alive before we make annuity payments. Not all options may be available in all states.

You may choose to annuitize at any time after you purchase your Contract. Unless you elect otherwise, the maturity date will be the annuitant’s 90th birthday or ten years after the effective date of the Contract, if later.

At least 30 days before the original maturity date, you may elect to extend the maturity date to any time prior to the annuitant’s 90th birthday or to a later date with our consent. You may use certain annuity options taken at the maturity date to meet the minimum required distribution requirements of federal tax law, or you may use a program of withdrawals instead. These mandatory distribution requirements take effect generally upon the death of the contract owner, or with certain qualified Contracts upon either the later of the contract owner’s attainment of age 70½ or year of retirement; or the death of the contract owner. You should seek independent tax advice regarding the election of minimum required distributions.

Allocation of Annuity

You may elect to receive your annuity payments in the form of a variable annuity, a fixed annuity, or a combination of both. If, at the time annuity payments begin, you have not made an election, we will apply your cash surrender value to provide an annuity funded by the same funding options as you have selected during the accumulation period. At least 30 days before the maturity date, you may transfer the contract value among the funding options in order to change the basis on which we will determine annuity payments. (See “Transfers.”)

Variable Annuity

You may choose an annuity payout that fluctuates depending on the investment experience of the variable funding options. We determine the number of annuity units credited to the Contract by dividing the first monthly annuity payment attributable to each variable funding option by the corresponding accumulation unit value as of 14 days before the date annuity payments begin. We use an annuity unit to measure the dollar value of an annuity payment. The number of annuity units (but not their value) remains fixed during the annuity period.

Determination of First Annuity Payment. Your Contract contains the tables we use to determine your first monthly annuity payment. If you elect a variable annuity, the amount we apply to it will be the cash surrender value as of 14 days before the date annuity payments begin, less any applicable premium taxes not previously deducted.

The amount of your first monthly payment depends on the annuity option you elected and the annuitant’s adjusted age. Your Contract contains the formula for determining the adjusted age. We determine the total first monthly annuity payment by multiplying the benefit per $1,000 of value shown in the Contract tables (or, if they would produce a larger payment, the tables then in effect on the maturity date) by the number of thousands of dollars of contract value you apply to that annuity option. The contract tables factor in an assumed daily net investment factor. We call this your net investment rate. For example, a net investment rate of 3% corresponds to an annual interest rate of 3%. This means that if the annualized investment performance, after expenses, of your variable funding options is less than 3%, then the dollar amount of your variable annuity payments will decrease. However, if the annualized inves tment performance, after expenses, of your variable funding options is greater than 3%, then the dollar amount of your variable annuity payments will increase.

Determination of Second and Subsequent Annuity Payments. The dollar amount of all subsequent annuity payments changes from month to month based on the investment experience of the applicable funding options. The total amount of each annuity payment will equal the sum of the basic payments in each funding option. We determine the actual amounts of these payments by multiplying the number of annuity units we credited to each funding option by the corresponding annuity unit value as of the date 14 days before the date the payment is due.

Fixed Annuity

You may choose a fixed annuity that provides payments which do not vary during the annuity period. We will calculate the dollar amount of the first fixed annuity payment as described under “Variable Annuity,” except that the amount we apply to begin the annuity will be your cash surrender value as of the date annuity payments begin. Payout rates will not be lower than that shown in the Contract. If it would produce a larger payment, the first fixed annuity payment will be determined using the Life Annuity Tables in effect on the maturity date.

PAYMENT OPTIONS

Election of Options

While the annuitant is alive, you can change your annuity or income option selection any time up to the maturity date. Once annuity or income payments have begun, no further elections are allowed.

During the annuitant's lifetime, if you do not elect otherwise before the maturity date, we will pay you (or another designated payee) the first of a series of monthly annuity or income payments based on the life of the annuitant, in accordance with Annuity Option 2 (Life Annuity with 120 monthly payments assured). For certain qualified contracts, Annuity Option 4 (Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee) will be the automatic option as described in the Contract.

The minimum amount that can be placed under an annuity or income option will be $1,000 unless we agree to a lesser amount. If any monthly periodic payment due is less than $100, the Company reserves the right to make payments at less frequent intervals, or to pay the contract value in a lump-sum.

On the maturity date, we will pay the amount due under the Contract in accordance with the payment option that you select. You may choose to receive a single lump-sum payment. You must elect an option in writing, in a form satisfactory to the Company. Any election made during the lifetime of the annuitant must be made by the contract owner.

Annuity Options

Subject to the conditions described in “Election of Options” above, we may pay all or any part of the cash surrender value under one or more of the following annuity options. Payments under the annuity options are generally made on a monthly basis. We may offer additional options.

Option 1 — Life Annuity — No Refund. The Company will make annuity payments during the lifetime of the annuitant ending with the last payment before death. This option offers the maximum periodic payment, since there is no assurance of a minimum number of payments or provision for a death benefit for beneficiaries.

Option 2 — Life Annuity with 120, 180 or 240 Monthly Payments Assured. The Company will make monthly annuity payments during the lifetime of the annuitant, with the agreement that if, at the death of that person, payments have been made for less than 120, 180 or 240 months, as elected, we will continue making payments to the beneficiary during the remainder of the period.

Option 3 — Joint and Last Survivor Life Annuity — No Refund. The Company will make regular annuity payments during the lifetime of the annuitant and a second person. When either person dies, we will continue making payments to the survivor. No further payments will be made following the death of the survivor.

Option 4 — Joint and Last Survivor Life Annuity — Annuity Reduced on Death of Primary Payee. The Company will make annuity payments during the lifetimes of the annuitant and a second person. You will designate one as primary payee, and the other will be designated as secondary payee. On the death of the secondary payee, the Company will continue to make monthly annuity payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons. On the death of the primary payee, the Company will continue to make annuity payments to the secondary payee in an amount equal to 50% of the payments, which would have been made during the lifetime of the primary payee. No further payments will be made once both payees have died.

Option 5 — Other Annuity Options. The Company will make any other arrangements for annuity payments as may be mutually agreed upon.

Income Options

Instead of one of the annuity options described above, and subject to the conditions described under “Election of Options,” all or part of the Contract’s cash surrender value (or, if required by state law, contract value) may be paid under one or more of the following income options, provided that they are consistent with federal tax law qualification requirements. Payments under the income options may be elected on a monthly, quarterly, semiannual or annual basis:

Option 1 — Payments of a Fixed Amount. We will make equal payments of the amount elected until the cash surrender value applied under this option has been exhausted. We will pay the first payment and all later payments from each funding option or the Fixed Account in proportion to the cash surrender value attributable to each funding option and/or Fixed Account. The final payment will include any amount insufficient to make another full payment.

Option 2 — Payments for a Fixed Period. We will make payments for the period selected. The amount of each payment will be equal to the remaining cash surrender value applied under this option divided by the number of remaining payments.

Option 3 — Other Income Options. We will make any other arrangements for income options as may be mutually agreed upon.

Variable Liquidity Benefit

This benefit is only offered with Variable Annuity Options (as described in the Settlement Provisions of the Contract) for Fixed Period Option only payments, without Life Contingency.

At any time after annuitization and before death, the contract owner may surrender and receive a payment equal to (A) minus (B), where (A) equals the present value of remaining certain payments, and (B) equals a surrender charge not to exceed the maximum surrender charge rate shown on the specifications page of the contract multiplied by (A). The interest rate used to calculate the present value is the Assumed (Daily) Net Investment Factor used to calculate the annuity payments. The remaining period certain payments are assumed to be level payments equal to the most recent period certain payment prior to the request for this liquidity benefit.

MISCELLANEOUS CONTRACT PROVISIONS

Right to Return

You may return the Contract for a full refund of the contract value plus any contract charges and premium taxes you paid (but not any fees and charges the underlying fund assessed) within twenty days after you receive it (the “right to return period”). You bear the investment risk of investing in the variable funding options during the right to return period; therefore, the contract value we return may be greater or less than your purchase payment.

If you purchase the Contract as an Individual Retirement Annuity, and return it within the first seven days after delivery, we will refund your purchase payment in full; during the remainder of the right to return period, we will refund the contract value (including charges).

We will determine the contract value following the close of the business day on which we receive your Contract and a written request for a refund. Where state law requires a longer period, or the return of purchase payments or other variations of this provision, we will comply. Refer to your Contract for any state-specific information.

Termination

You do not need to make any purchase payments after the first to keep the Contract in effect. However, we reserve the right to terminate the Contract on any business day if your contract value as of that date is less than $1,000 and you have not made purchase payments for at least two years, unless otherwise specified by state law. Termination will not occur until 31 days after we have mailed notice of termination to your last known address and to any assignee of record. If we terminate the Contract, we will pay you the cash surrender value less any applicable taxes.

Required Reports

As often as required by law, but at least once in each contract year before the due date of the first annuity payment, we will furnish a report showing the number of accumulation units credited to the Contract and the corresponding accumulation unit value(s) as of the report date for each funding option to which the contract owner has allocated amounts during the applicable period. The Company will keep all records required under federal and state laws.

Suspension of Payments

The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange (“the Exchange”) is closed; (2) when trading on the Exchange is restricted; (3) when an emergency exists as determined by the SEC so that the sale of securities held in the Separate Account may not reasonably occur or so that the Company may not reasonably determine the value the Separate Account’s net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders. Payments from the Fixed Account may be delayed up to 6 months.

THE SEPARATE ACCOUNTS

First Citicorp Life Insurance Company and Citicorp Life Insurance Company each sponsor separate accounts: First Citicorp Life Variable Annuity Separate Account and Citicorp Life Variable Annuity Separate Account, respectively. Both First Citicorp Life Variable Annuity Separate Account and Citicorp Life Variable Annuity Separate Account were established on July 6, 1994 and are registered with the SEC as unit investment trusts (separate account) under the Investment Company Act of 1940, as amended. We will invest Separate Account assets attributable to the Contracts exclusively in the shares of the variable funding options.

We hold the assets of First Citicorp Life Variable Annuity Separate Account and Citicorp Life Variable Annuity Separate Account for the exclusive and separate benefit of the owners of each separate account, according to the laws of Connecticut. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business that we may conduct. Obligations under the Contract are obligations of the Company.

All investment income and other distributions of the funding options are payable to the Separate Account. We reinvest all such income and/or distributions in shares of the respective funding option at net asset value. Shares of the funding options are currently sold only to life insurance company separate accounts to fund variable annuity and variable life insurance contracts.

Certain variable annuity separate accounts and variable life insurance separate accounts may invest in the funding options simultaneously (called “mixed” and “shared” funding). It is conceivable that in the future it may be disadvantageous to do so. Although the Company and the variable funding options do not currently foresee any such disadvantages either to variable annuity contract owners or variable life policy owners, each variable funding option’s Board of Directors intends to monitor events in order to identify any material conflicts between them and to determine what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and variable annuity separate accounts, the variable annuity contract owners would not bear any of the related expenses, but variable annuity contract owners and variable life insurance poli cy owners would no longer have the economies of scale resulting from a larger combined fund.

Performance Information

From time to time, we may advertise several types of historical performance for the Contract’s variable funding options. We may advertise the “standardized average annual total returns” of the variable funding option, calculated in a manner prescribed by the SEC, and the “nonstandardized total return,” as described below. Specific examples of the performance information appear in the SAI.

Standardized Method. We compute quotations of average annual total returns according to a formula in which a hypothetical initial investment of $1,000 is applied to the variable funding option, and then related to ending redeemable values over one-, five-, and ten-year periods, or for a period covering the time during which the funding option has been in existence, if less. These quotations reflect the deduction of all recurring charges during each period (on a pro rata basis in the case of fractional periods). We convert the deduction for the annual contract administrative charge to a percentage of assets based on the actual fee collected, divided by the average net assets for Contracts sold. Each quotation assumes a total redemption at the end of each period with the applicable withdrawal charge deducted at that time.

Nonstandardized Method. We calculate nonstandardized “total returns” in a similar manner based on the performance of the funding options over a period of time, usually for the calendar year-to-date, and for the past one-, three-, five- and ten-year periods. Nonstandardized total returns will not reflect the deduction of the annual contract administrative charge, which, if reflected, would decrease the level of performance shown These returns also do not reflect the withdrawal charge because we designed the Contract for long-term investment.

For underlying funds that were in existence before they became available as a funding option, the nonstandardized average annual total return quotations reflects the investment performance that such funding options would have achieved (reduced by the applicable charges) had the underlying fund been held under the Contract for the period quoted. The total return quotations are based upon historical earnings and are not necessarily representative of future performance.

General. Within the guidelines prescribed by the SEC and the National Association of Securities Dealers, Inc. (“NASD”), performance information may be quoted numerically or may be presented in a table, graph or other illustration. Advertisements may include data comparing performance to well-known indices of market performance (including, but not limited to, the Dow Jones Industrial Average, the Standard & Poor’s (S&P) 500 Index, the S&P 400 Index, the Lehman Brothers Long T-Bond Index, the Russell 1000, 2000 and 3000 Indices, the Value Line Index, and the Morgan Stanley Capital International’s EAFE Index). Advertisements may also include published editorial comments and performance rankings compiled by independent organizations (including, but not limited to, Lipper Analytical Services, Inc. and Morningstar, Inc.) and publications that monitor the performance of the Separate Account and the variable funding options.

FEDERAL TAX CONSIDERATIONS

The following general discussion of the federal income tax consequences under this Contract is not intended to cover all situations, and is not meant to provide tax advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax adviser regarding your personal situation. For your information, a more detailed tax discussion is contained in the SAI.

Non-Resident Aliens

Distributions to non-resident aliens (“NRAs”) are subject to special tax and withholding rules under the Code. In addition, annuity payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty. NRAs should seek guidance from a tax adviser regarding their personal situation.

General Taxation of Annuities

Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for money put into an annuity. The Internal Revenue Code (Code) governs how this money is ultimately taxed, depending upon the type of Contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below.

Tax-Free Exchanges: The Internal Revenue Code provides that, generally, no gain or loss is recognized when an annuity Contract is received in exchange for a life, endowment, or annuity Contract. Since different annuity Contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.

Types of Contracts: Qualified or Nonqualified

If you purchase an annuity Contract with proceeds of an eligible rollover distribution from any qualified employee pension plan or individual retirement annuity (IRA), your Contract is referred to as a qualified Contract. Some examples of qualified Contracts are: IRAs, 403(b) annuities established by public school systems or certain tax-exempt organizations, corporate sponsored pension and profit-sharing plans (including 401(k) plans), Keogh Plans (for self-employed individuals), and certain other qualified deferred compensation plans. An exception to this is a qualified plan called a Roth IRA. Under Roth IRAs, after-tax contributions accumulate until maturity, when amounts (including earnings) may be withdrawn tax-free. The rights and benefits under a qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. If you purchase the Contract on an individual basis with after-tax dollars and not under one of the pro grams described above, your Contract is referred to as nonqualified.

Nonqualified Annuity Contracts

As the owner of a nonqualified annuity, you do not receive any tax benefit (deduction or deferral of income) on purchase payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs — either as a withdrawal (distribution made prior to the maturity date), or as annuity payments. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings. Similarly, when you receive an annuity payment, part of each payment is considered a return of your purchase payments and will not be taxed. The remaining portion of the annuity payment (i.e., any earnings) will be considered ordinary income for tax purposes.

If a nonqualified annuity is owned by other than an individual, however, (e.g., by a corporation), increases in the value of the Contract attributable to purchase payments made after February 28, 1986 are includible in income annually. Furthermore, for Contracts issued after April 22, 1987, if you transfer the Contract without adequate consideration all deferred increases in value will be includible in your income at the time of the transfer.

If you make a partial withdrawal, this money will generally be taxed as first coming from earnings, (income in the contract), and then from your purchase payments. These withdrawn earnings are includible in your income. (See “Penalty Tax for Premature Distributions” below.) There is income in the Contract to the extent the contract value exceeds your investment in the Contract. The investment in the Contract equals the total purchase payments you paid less any amount received previously which was excludible from gross income. Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law, and will have consequences in the year taken.

Federal tax law requires that nonqualified annuity Contracts meet minimum mandatory distribution requirements upon the death of the contract owner, including the first of joint owners. If these requirements are not met, the Contract will not be treated as an annuity Contract for Federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the new contract owner is the surviving spouse. We will administer Contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.

Puerto Rico Tax Considerations

The Puerto Rico Internal Revenue Code of 1994 (the “1994 Code”) taxes distributions from nonqualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 1994 Code first as a return of investment. Therefore, no taxable income is recognized for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. Similarly, the amount of income on annuity distributions (payable over your lifetime) is calculated differently. Since Puerto Rico residents are also subject to U.S. tax on all income other than income sourced to Puerto Rico, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 1994 Code provides a credit against the Puerto Rico income tax for U.S.

income taxes, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or a proposed distribution.

Qualified Annuity Contracts

Under a qualified annuity, since amounts paid into the Contract have generally not yet been taxed, the full amount of all distributions, including lump-sum withdrawals and annuity payments, are generally taxed at the ordinary income tax rate unless the distribution is transferred to an eligible rollover account or Contract. The Contract is available as a vehicle for IRA rollovers and for other qualified Contracts. There are special rules which govern the taxation of qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. We have provided a more complete discussion in the SAI.

Note to participants in qualified plans including 401, 403(b), 457 as well as IRA owners: While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for the higher limits to be effective at a state income tax level. In other words, the permissible contribution limit for income tax purposes may be different at the federal level from your state's income tax laws. Please consult your employer or tax advisor regarding this issue.

Penalty Tax for Premature Distributions

For both qualified and nonqualified contracts, taxable distributions taken before the contract owner has reached the age of 59 1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions, for life or life expectancy, or unless the distribution follows the death or disability of the contract owner. Other exceptions may be available in certain qualified plans. This is in addition to any penalites which may apply under your Contract.

Diversification Requirements for Variable Annuities

The Code requires that any nonqualified variable annuity Contracts based on a separate account shall not be treated as an annuity for any period if investments made in the account are not adequately diversified. Final tax regulations define how separate accounts must be diversified. The Company monitors the diversification of investments constantly and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract owner of tax deferred treatment. The Company intends to administer all Contracts subject to this provision of law in a manner that will maintain adequate diversification.

Ownership of the Investments

In certain circumstances, owners of variable annuity Contracts have been considered to be the owners of the assets of the underlying separate account for Federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the Contract, such as the flexibility of the contract owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the contract owner investment control over separate account assets, we reserve the right to modify the Contract as necessary to prevent a contract owner from being treated as the owner of the separate account assets supporting the Contract.

Mandatory Distributions For Qualified Plans

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70½. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70½ or the year of retirement.

Minimum Distributions For Beneficiaries When a death benefit becomes due upon the death of the owner and/or annuitant, minimum distributions may be taken over the life expectancy of the beneficiary not less than annually within one year from the date of death or the funds remaining in the Contract must be completely withdrawn within five years from the date of death.

Taxation of Death Benefit Proceeds

Amounts may be distributed from a Contract because of the death of an owner or annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the contract; or (ii) if distributed under a payment option, they are taxed in the same way as annuity payments.

OTHER INFORMATION

The Insurance Companies

First Citicorp Life Insurance Company is a stock life insurance company organized under the laws of the State of New York in 1978. First Citicorp Life is wholly owned by Citicorp Life Insurance Company, an Arizona insurer, which in turn, is wholly owned by Citibank Delaware. Citibank Delaware is a wholly owned subsidiary of Citicorp Holdings Inc., which in turn, is a wholly owned subsidiary of Citigroup Inc. one of the world’s largest bank holding companies. First Citicorp Life engages in the reinsurance of credit life insurance issued by other insurance companies. First Citicorp Life also issues term life insurance and fixed and variable annuities on a direct basis. The Company’s Home Office is located at 666 Fifth Avenue, 3rd Floor, New York, NY 10103.

Citicorp Life Insurance Company (formerly Family Guardian Life Insurance Company) is a stock life insurance company organized under the laws of Arizona in 1971. Citicorp Life is wholly owned by Citibank Delaware. Citibank Delaware is a wholly owned subsidiary of Citicorp Holdings, Inc., which, in turn, is a wholly owned subsidiary of Citigroup Inc., one of the world’s largest bank holding companies. Citicorp Life engages in the reinsurance of credit life insurance issued by other insurance companies. Citicorp Life also issues term life insurance and fixed and variable annuities on a direct basis. The Company’s Home Office is located at One Tower Square, Hartford, Connecticut 06103.

Financial Statements

The financial statements for the Company and its separate account are located in the Statement of Additional Information.

Distribution of Variable Annuity Contracts

We intend to sell the Contracts in all jurisdictions where we are licensed to do business and where the Contract is approved. Any registered representative of affiliated or independent broker-dealers who sell the Contracts will be qualified to sell variable annuities under applicable federal and state laws. Each broker-dealer is registered with the SEC under the Securities Exchange Act of 1934, and all are members of the NASD. The principal underwriter of the Contracts is our affiliate, Travelers Distribution LLC, One Tower Square, Hartford, CT.

Up-front compensation paid to sales representatives will not exceed 8% of the purchase payments made under the Contracts. If asset based compensation is paid, it will not exceed 2% of the average account value annually. From time to time, we may pay or permit other promotional incentives, in cash, credit or other compensation.

Conformity with State and Federal Laws

The laws of the state in which we deliver a Contract govern that Contract. Where a state has not approved a Contract feature or funding option, it will not be available in that state. Any paid-up annuity, cash surrender value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which we delivered the Contract. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the contract owner is subject.

Voting Rights

The Company is the legal owner of the shares of the underlying funds. However, we believe that when an underlying fund solicits proxies in conjunction with a vote of shareholders we are required to obtain from you and from other owners instructions on how to vote those shares. We will vote all shares, including those we may own on our own behalf, and those where we have not received instructions from contract owners, in the same proportion as shares for which we received voting instructions. Should we determine that we are no longer required to comply with the above, we will vote on the shares in our own right. In certain limited circumstances, and when permitted by law, we may disregard voting instructions. If we do disregard voting instructions, a summary of that action and the reasons for such action would be included in the next annual report to contract owners.

Legal Proceedings and Opinions

First Citicorp Life Insurance Company

There are no pending legal proceedings affecting the Separate Account, principal underwriter, or the Companies.

Legal matters in connection with the federal laws and regulations affecting the issue and sale of the contract described in this prospectus, as well as the organization of the Company, its authority to issue variable annuity contracts under New York law and the validity of the forms of the variable annuity contracts under New York law, have been passed on by the General Counsel of the Company

Citicorp Life Insurance Company

There are no pending legal proceedings affecting the Separate Account, principal underwriter, or the Companies.

Legal matters in connection with the federal laws and regulations affecting the issue and sale of the contract described in this prospectus, as well as the organization of the Company, its authority to issue variable annuity contracts under Arizona law and the validity of the forms of the variable annuity contracts under Arizona law, have been passed on by the General Counsel of the Company

APPENDIX A
CONDENSED FINANCIAL INFORMATION

FIRST CITICORP LIFE VARIABLE ANNUITY SEPARATE ACCOUNT
Accumulation Unit Values (in dollars)

	Year Ended		Period Ended

Portfolio Name	2001	2000	December 31, 1999

High Yield Bond Trust (7/99)
Unit Value at beginning of year	0.985	0.990	1.000
Unit Value at end of year	1.064	0.985	0.990
Number of units outstanding at end of year	933,278	797,442	229,710
Money Market Portfolio (7/99)
Unit Value at beginning of year	1.070	1.020	1.000
Unit Value at end of year	1.094	1.070	1.020
Number of units outstanding at end of year	3,340,414	1,806,081	325,541
AIM Variable Insurance Products Series Funds, Inc.
AIM V.I. Balanced Fund (5/01)
Unit Value at beginning of year	1.000	-	-
Unit Value at end of year	0.920	-	-
Number of units outstanding at end of year	3,806	-	-
AIM V.I. Value Fund (5/00) *
Unit Value at beginning of year	0.810	1.000	-
Unit Value at end of year	0.698	0.810	-
Number of units outstanding at end of year	5,229,207	5,190,175	-
Alliance Variable Products Series Fund, Inc.
Growth & Income Portfolio — Class B (5/01)
Unit Value at beginning of year	1.000	-	-
Unit Value at end of year	0.934	-	-
Number of units outstanding at end of year	7,817	-	-
Premier Growth Portfolio — Class B (5/01)
Unit Value at beginning of year	1.000	-	-
Unit Value at end of year	0.869	-	-
Number of units outstanding at end of year	2,426	-	-
Technology Portfolio — Class B (5/00)
Unit Value at beginning of year	0.649	1.000	-
Unit Value at end of year	0.477	0.649	-
Number of units outstanding at end of year	4,367,933	4,555,999	-

APPENDIX A
CONDENSED FINANCIAL INFORMATION

FIRST CITICORP LIFE VARIABLE ANNUITY SEPARATE ACCOUNT
Accumulation Unit Values (continued)

	Year Ended		Period Ended

Portfolio Name	2001	2000	December 31, 1999

Franklin Templeton Variable Insurance Products Trust
Franklin Small Cap Fund — Class 2 (6/99)
Unit Value at beginning of year	1.323	1.606	1.000
Unit Value at end of year	1.105	1.323	1.606
Number of units outstanding at end of year	2,355,369	2,559,722	610,330
Templeton International Securities Fund — Class 2 (6/99)
Unit Value at beginning of year	1.113	1.155	1.000
Unit Value at end of year	0.921	1.113	1.155
Number of units outstanding at end of year	5,705,290	6,380,304	1,695,046
Greenwich Street Series Fund
Appreciation Portfolio (5/01) (1)	1.000	-	-
Unit Value at beginning of year	0.993	-	-
Unit Value at end of year	611,988	-	-
Number of units outstanding at end of year
Equity Index Portfolio — Class II (10/99)
Unit Value at beginning of year	3.189	3.566	1.000
Unit Value at end of year	2.756	3.189	3.566
Number of units outstanding at end of year	2,369,636	2,314,812	653,332
Fundamental Value Portfolio (5/01)
Unit Value at beginning of year	1.000	-	-
Unit Value at end of year	0.927	-	-
Number of units outstanding at end of year	287,160	-	-
PIMCO Variable Insurance Trust
Total Return Bond Portfolio – Administrative Class (5/01) *
Unit Value at beginning of year	1.000	-	-
Unit Value at end of year	1.055	-	-
Number of units outstanding at end of year	102,543	-	-

APPENDIX A
CONDENSED FINANCIAL INFORMATION

FIRST CITICORP LIFE VARIABLE ANNUITY SEPARATE ACCOUNT
Accumulation Unit Values (continued)

	Year Ended		Period Ended

Portfolio Name	2001	2000	December 31, 1999

Putnam Variable Trust
Putnam VT Small Cap Value Fund Class IB (5/01)
Unit Value at beginning of year	1.000	-	-
Unit Value at end of year	1.101	-	-
Number of units outstanding at end of year	26,300	-	-
Salomon Brothers Variable Series Funds, Inc.
Capital Fund (6/99)
Unit Value at beginning of year	1.295	1.110	1.000
Unit Value at end of year	1.301	1.295	1.110
Number of units outstanding at end of year	10,639,024	10,999,748	5,371,395
High Yield Bond Fund (6/99)
Unit Value at beginning of year	1.012	1.026	1.000
Unit Value at end of year	1.049	1.012	1.026
Number of units outstanding at end of year	1,403,991	1,439,269	720,017
Investors Fund (6/99) (2)
Unit Value at beginning of year	1.152	1.014	1.000
Unit Value at end of year	1.089	1.152	1.014
Number of units outstanding at end of year	9,331,074	10,218,846	5,822,883
Total Return Fund (6/99)
Unit Value at beginning of year	1.039	0.976	1.000
Unit Value at end of year	1.016	1.039	0.976
Number of units outstanding at end of year	3,546,592	4,159,513	2,312,186
Smith Barney Investment Series
Government Portfolio (12/99)* †
Unit Value at beginning of year	1.111	0.988	1.000
Unit Value at end of year	1.160	1.111	0.988
Number of units outstanding at end of year	1,413,098	1,057,207	118,578
Growth & Income Portfolio (9/99)
Unit Value at beginning of year	0.992	1.082	1.000
Unit Value at end of year	0.873	0.992	1.082
Number of units outstanding at end of year	1,719,869	1,668,142	481,692

APPENDIX A
CONDENSED FINANCIAL INFORMATION

FIRST CITICORP LIFE VARIABLE ANNUITY SEPARATE ACCOUNT
Accumulation Unit Values (continued)

	Year Ended		Period Ended

Portfolio Name	2001	2000	December 31, 1999

Smith Barney Premier Selections All Cap Growth Portfolio (10/99) (3)			-
Unit Value at beginning of year	1.383	1.190	1.000
Unit Value at end of year	1.171	1.383	1.190
Number of units outstanding at end of year	1,757,255	1,737,712	61,531
Smith Barney Large Cap Core Portfolio (9/99) (4)
Unit Value at beginning of year	1.105	1.182	1.000
Unit Value at end of year	0.932	1.105	1.182
Number of units outstanding at end of year	3,095,027	3,398,851	186,983
The Travelers Series Trust
Equity Income Portfolio (5/00)
Unit Value at beginning of year	1.089	1.000	-
Unit Value at end of year	1.003	1.089	-
Number of units outstanding at end of year	1,019,162	865,435	-
Large Cap Portfolio (6/99)
Unit Value at beginning of year	1.033	1.225	1.000
Unit Value at end of year	0.842	1.033	1.225
Number of units outstanding at end of year	15,963,286	18,080,222	8,172,389
MFS Emerging Growth Portfolio (5/00)
Unit Value at beginning of year	0.810	1.000	-
Unit Value at end of year	0.510	0.810	-
Number of units outstanding at end of year	3,004,546	3,090,800	-
MFS Mid Cap Growth Portfolio (6/99)
Unit Value at beginning of year	1.694	1.570	1.000
Unit Value at end of year	1.275	1.694	1.570
Number of units outstanding at end of year	5,758,373	6,070,239	1,542,217
MFS Research Portfolio (6/99)
Unit Value at beginning of year	1.123	1.206	1.000
Unit Value at end of year	0.859	1.123	1.206
Number of units outstanding at end of year	5,463,759	6,108,725	3,145,553
Travelers Quality Bond Portfolio (6/99)
Unit Value at beginning of year	1.062	1.006	1.000
Unit Value at end of year	1.122	1.062	1.006
Number of units outstanding at end of year	4,803,284	3,868,937	1,879,152

APPENDIX A
CONDENSED FINANCIAL INFORMATION

FIRST CITICORP LIFE VARIABLE ANNUITY SEPARATE ACCOUNT
Accumulation Unit Values (continued)

	Year Ended		Period Ended

Portfolio Name	2001	2000	December 31, 1999

Travelers Series Fund Inc.
AIM Capital Appreciation Portfolio (6/99)
Unit Value at beginning of year	1.232	1.394	1.000
Unit Value at end of year	0.926	1.232	1.394
Number of units outstanding at end of year	10,399,298	11,053,796	3,443,558
MFS Total Return Portfolio (6/99)
Unit Value at beginning of year	1.135	0.987	1.000
Unit Value at end of year	1.119	1.135	0.987
Number of units outstanding at end of year	7,478,381	7,961,934	4,154,043
Putnam Diversified Income Portfolio (6/99)
Unit Value at beginning of year	0.990	1.008	1.000
Unit Value at end of year	1.018	0.990	1.008
Number of units outstanding at end of year	1,343,207	1,406,014	976,460
Smith Barney Aggressive Growth Portfolio (5/01)
Unit Value at beginning of year	1.000	-	-
Unit Value at end of year	1.042	-	-
Number of units outstanding at end of year	594,585	-	-
Smith Barney Large Cap Value Portfolio(5/01)
Unit Value at beginning of year	1.000	-	-
Unit Value at end of year	0.917	-	-
Number of units outstanding at end of year	79,903	-	-
Smith Barney Mid Cap Core Portfolio (5/01)
Unit Value at beginning of year	1.000	-	-
Unit Value at end of year	0.945	-	-
Number of units outstanding at end of year	87,535	-	-
Van Kampen Life Investment Trust
Comstock Portfolio Class II (5/01)
Unit Value at beginning of year	1.000	-	-
Unit Value at end of year	0.922	-	-
Number of units outstanding at end of year	31,711	-	-

APPENDIX A
CONDENSED FINANCIAL INFORMATION

FIRST CITICORP LIFE VARIABLE ANNUITY SEPARATE ACCOUNT
Accumulation Unit Values (continued)

	Year Ended		Period Ended

Portfolio Name	2001	2000	December 31, 1999

Variable Annuity Portfolios
Smith Barney Small Cap Growth Opportunities Fund (10/99) (5)
Unit Value at beginning of year	1.556	1.448	1.000
Unit Value at end of year	1.286	1.556	1.448
Number of units outstanding at end of year	1,687,182	523,976	114,352
Variable Insurance Products Fund II
Contrafund Portfolio — Service Class 2 (5/00)
Unit Value at beginning of year	0.935	1.000	-
Unit Value at end of year	0.807	0.935	-
Number of units outstanding at end of year	1,714,241	1,779,892	-

The date next to each funding option’s name reflects the date that money came into the funding option. Funding Options not listed had no amounts yet allocated to them or were not yet available as of December 31, 2001. The financial statements of the First Citicorp Life Variable Annuity Separate Account and the financial statements of First Citicorp Life Insurance Company are contained in the SAI.

*	Fund’s name has changed – please see the prospectus.

†	Fund is closed to new contract owners.

(1)	As the result of a merger in 2001, Appreciation Portfolio acquired the assets and stated liabilities of Variable Annuity Portfolio: CitiSelect VIP Folio 200 Conservative and CitiSelect VIP Folio Balanced.

(2)	As the result of a merger in 2001, Investors Fund acquired the assets and stated liabilities of The Travelers Series Trust: Strategic Stock Portfolio and Jurika and Voyles Core Equity Portfolio.

(3)	Formerly Select Mid Cap Portfolio.

(4)	Formerly Select Growth Portfolio.

(5)	Formerly CitiFunds Small Cap Growth VIP Portfolio. Coinciding with the name change, as the result of a merger in 2001, the Fund acquired the assets and stated liabilities of Select Small Cap Portfolio.

APPENDIX B
CONDENSED FINANCIAL INFORMATION

CITICORP LIFE VARIABLE ANNUITY
Accumulation Unit Values (in dollars)

	Year Ended		Period Ended

Portfolio Name	2001	2000	December 31, 1999

High Yield Bond Trust (7/99)
Unit Value at beginning of year	0.985	0.990	1.000
Unit Value at end of year	1.064	0.985	0.990
Number of units outstanding at end of year	1,467,489	1,423,193	387,819
Money Market Portfolio (7/99)
Unit Value at beginning of year	1.070	1.020	1.000
Unit Value at end of year	1.094	1.070	1.020
Number of units outstanding at end of year	455,269	298,796	103,493
AIM Variable Insurance Funds, Inc.
AIM V.I. Value Fund (5/00) *
Unit Value at beginning of year	0.810	1.000	-
Unit Value at end of year	0.698	0.810	-
Number of units outstanding at end of year	1,021,639	615,260	-
Alliance Variable Products Series Fund, Inc.
Growth & Income Portfolio - Class B (5/01)
Unit Value at beginning of year	1.000	-	-
Unit Value at end of year	0.934	-	-
Number of units outstanding at end of year	10,009	-	-
Technology Portfolio — Class B (5/00)
Unit Value at beginning of year	0.649	1.000	-
Unit Value at end of year	0.477	0.649	-
Number of units outstanding at end of year	545,479	412,584	-
Franklin Variable Insurance Products Trust
Franklin Small Cap Fund (6/99)
Unit Value at beginning of year	1.323	1.606	1.000
Unit Value at end of year	1.105	1.323	1.606
Number of units outstanding at end of year	483,621	582,662	353,953

APPENDIX B
CONDENSED FINANCIAL INFORMATION

CITICORP LIFE VARIABLE ANNUITY
Accumulation Unit Values (Continued)

	Year Ended		Period Ended

Portfolio Name	2001	2000	December 31, 1999

Templeton International Securities Fund
Class II (6/99)
Unit Value at beginning of year	1.113	1.155	1.000
Unit Value at end of year	0.921	1.113	1.155
Number of units outstanding at end of year	1,312,710	1,320,869	523,110
Greenwich Street Fund
Appreciation Portfolio (4/01) (1)
Unit Value at beginning of year	1.000	-	-
Unit Value at end of year	0.993	-	-
Number of units outstanding at end of year	136,510	-	-
Equity Index Portfolio Class II (10/99)
Unit Value at beginning of year	3.189	3.566	1.000
Unit Value at end of year	2.756	3.189	3.566
Number of units outstanding at end of year	264,772	303,808	91,907
Fundamental Value Portfolio (5/01)
Unit Value at beginning of year	1.000	-	-
Unit Value at end of year	0.927	-	-
Number of units outstanding at end of year	56,243	-	-
PIMCO Variable Insurance Trust
Total Return Bond Portfolio – Administrative Class (5/01) *
Unit Value at beginning of year	1.000	-	-
Unit Value at end of year	1.055	-	-
Number of units outstanding at end of year	87,237	-	-
Putnam Variable Trust
Putnam VT Small Cap Value Fund Class IB (5/01)
Unit Value at beginning of year	1.000	-	-
Unit Value at end of year	1.101	-	-
Number of units outstanding at end of year	12,635	-	-
Salomon Brothers Variable Series Fund, Inc.
Capital Fund (6/99)
Unit Value at beginning of year	1.295	1.110	1.000
Unit Value at end of year	1.301	1.295	1.110
Number of units outstanding at end of year	1,332,363	1,175,385	487,553

APPENDIX B
CONDENSED FINANCIAL INFORMATION

CITICORP LIFE VARIABLE ANNUITY
Accumulation Unit Values (Continued)

	Year Ended		Period Ended

Portfolio Name	2001	Year Ended 2000	December 31, 1999

High Yield Bond Fund (6/99)
Unit Value at beginning of year	1.012	1.026	1.000
Unit Value at end of year	1.049	1.012	1.026
Number of units outstanding at end of year	252,277	259,135	243,341
Investors Fund (6/99) (2)
Unit Value at beginning of year	1.152	1.014	1.000
Unit Value at end of year	1.089	1.152	1.014
Number of units outstanding at end of year	1,579,948	1,503,264	880,931
Total Return Fund (6/99)
Unit Value at beginning of year	1.039	0.976	1.000
Unit Value at end of year	1.016	1.039	0.976
Number of units outstanding at end of year	845,158	721,355	680,015
Smith Barney Investment Series
Government Portfolio (12/99) * †
Unit Value at beginning of year	1.111	0.988	1.000
Unit Value at end of year	1.160	1.111	0.988
Number of units outstanding at end of year	46,643	64,949	22,639
Growth & Income Portfolio (9/99)
Unit Value at beginning of year	0.992	1.082	1.000
Unit Value at end of year	0.873	0.992	1.082
Number of units outstanding at end of year	317,608	422,540	136,744
Smith Barney Premier Selections All Cap Growth Portfolio (10/99) (3)
Unit Value at beginning of year	1.383	1.190	1.000
Unit Value at end of year	1.171	1.383	1.190
Number of units outstanding at end of year	221,520	277,463	61,531
Smith Barney Large Cap Core Portfolio (9/99) (4)
Unit Value at beginning of year	1.105	1.182	1.000
Unit Value at end of year	0.932	1.105	1.182
Number of units outstanding at end of year	337,303	559,088	186,983
The Travelers Series Trust
Equity Income Portfolio (8/00)
Unit Value at beginning of year	1.089	1.000	-
Unit Value at end of year	1.003	1.089	-
Number of units outstanding at end of year	46,932	15,684	-

APPENDIX B
CONDENSED FINANCIAL INFORMATION

CITICORP LIFE VARIABLE ANNUITY
Accumulation Unit Values (Continued)

	Year Ended		Period Ended

Portfolio Name	2001	2000	December 31, 1999

Large Cap Portfolio (6/99)
Unit Value at beginning of year	1.033	1.225	1.000
Unit Value at end of year	0.842	1.033	1.225
Number of units outstanding at end of year	4,070,595	4,306,659	2,109,249
MFS Emerging Growth Portfolio (5/00)
Unit Value at beginning of year	0.810	1.000	-
Unit Value at end of year	0.510	0.810	-
Number of units outstanding at end of year	866,514	522,047	-
MFS Mid Cap Growth Portfolio (6/99)
Unit Value at beginning of year	1.694	1.570	1.000
Unit Value at end of year	1.275	1.694	1.570
Number of units outstanding at end of year	1,442,243	1,473,791	726,744
MFS Research Portfolio (6/99)
Unit Value at beginning of year	1.123	1.206	1.000
Unit Value at end of year	0.859	1.123	1.206
Number of units outstanding at end of year	956,644	992,799	805,920
Travelers Quality Bond Portfolio (6/99)
Unit Value at beginning of year	1.062	1.006	1.000
Unit Value at end of year	1.122	1.062	1.006
Number of units outstanding at end of year	662,525	678,670	323,931
Travelers Series Fund Inc. (6/99)
AIM Capital Appreciation Portfolio
Unit Value at beginning of year	1.232	1.394	1.000
Unit Value at end of year	0.926	1.232	1.394
Number of units outstanding at end of year	1,804,611	1,733,070	954,494
MFS Total Return Portfolio (6/99)
Unit Value at beginning of year	1.135	0.987	1.000
Unit Value at end of year	1.119	1.135	0.987
Number of units outstanding at end of year	1,450,826	1,557,752	880,103
Putnam Diversified Income Portfolio (6/99)
Unit Value at beginning of year	0.990	1.008	1.000
Unit Value at end of year	1.018	0.990	1.008
Number of units outstanding at end of year	804,377	788,293	319,190
Smith Barney Aggressive Growth Portfolio (5/01)
Unit Value at beginning of year	1.000	-	-
Unit Value at end of year	1.042	-	-
Number of units outstanding at end of year	56,062	-	-

APPENDIX B
CONDENSED FINANCIAL INFORMATION

CITICORP LIFE VARIABLE ANNUITY
Accumulation Unit Values (Continued)

	Year Ended		Period Ended

Portfolio Name	2001	2000	December 31, 1999

Smith Barney Large Cap Value Portfolio (5/01)
Unit Value at beginning of year	1.000	-	-
Unit Value at end of year	0.917	-	-
Number of units outstanding at end of year	13,899	-	-
Emerging Growth Portfolio Class II (5/01)
Unit Value at beginning of year	1.000	-	-
Unit Value at end of year	0.822	-	-
Number of units outstanding at end of year	3,211	-	-
Variable Annuity Portfolios
Smith Barney Small Cap Growth Opportunities Fund (6/99) (5)
Unit Value at beginning of year	1.556	1.448	1.000
Unit Value at end of year	1.286	1.556	1.448
Number of units outstanding at end of year	325,040	177,429	52,739
Variable Insurance Products Funds II
Contrafund Portfolio — Service Class 2 (5/00)
Unit Value at beginning of year	0.935	1.000	-
Unit Value at end of year	0.807	0.935	-
Number of units outstanding at end of year	253,045	189,353	-

The date next to each funding option’s name reflects the date that money came into the funding option. Funding Options not listed had no amounts yet allocated to them or were not yet available as of December 31, 2001. The financial statements of the Citicorp Life Variable Annuity Separate Account and the financial statements of Citicorp Life Insurance Company are contained in the SAI.

*Fund’s name has changed – please see the prospectus.

†Fund is closed to new contract owners.

As the result of a merger in 2001, Appreciation Portfolio acquired the assets and stated liabilities of Variable Annuity Portfolio: CitiSelect VIP Folio 200 Conservative and CitiSelect VIP Folio Balanced.

(1)	As the result of a merger in 2001, Investors Fund acquired the assets and stated liabilities of The Travelers Series Trust: Strategic Stock Portfolio and Jurika and Voyles Core Equity Portfolio.

(2)	Formerly Select Mid Cap Portfolio.

(3)	Formerly Select Growth Portfolio.

   (4)   Formerly CitiFunds Small Cap Growth VIP Portfolio. Coinciding with the name change, as the result of a merger in 2001, the Fund acquired the assets and stated liabilities of Select Small Cap Portfolio.

APPENDIX C

THE FIXED ACCOUNT

The Fixed Account is part of the Company’s general account assets. These general account assets include all assets of the Company other than those held in the separate accounts sponsored by the Company or its affiliates.

The staff of the SEC does not generally review the disclosure in the prospectus relating to the Fixed Account. Disclosure regarding the Fixed Account and the general account may, however, be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in the prospectus.

Under the Fixed Account, the Company assumes the risk of investment gain or loss, guarantees a specified interest rate, and guarantees a specified periodic annuity payment. The investment gain or loss of the Separate Account or any of the funding options does not affect the Fixed Account contract value, or the dollar amount of fixed annuity payments made under any payout option.

We guarantee that, at any time, the Fixed Account contract value will not be less than the amount of the purchase payments allocated to the Fixed Account, plus interest credited as described below, less any applicable premium taxes or prior withdrawals.

Purchase payments allocated to the Fixed Account and any transfers made to the Fixed Account become part of the Company’s general account, which supports insurance and annuity obligations. The general account and any interest therein is not registered under, or subject to the provisions of, the Securities Act of 1933 or Investment Company Act of 1940. We will invest the assets of the Fixed Account at our discretion. Investment income from such Fixed Account assets will be allocated to us and to the Contracts participating in the Fixed Account.

Investment income from the Fixed Account allocated to us includes compensation for mortality and expense risks borne by us in connection with Fixed Account Contracts. The amount of such investment income allocated to the Contracts will vary from year to year in our sole discretion at such rate or rates as we prospectively declare from time to time.

We guarantee the initial rate for any allocations into the Fixed Account for one year from the date of such allocation. We guarantee subsequent renewal rates for the calendar quarter. We also guarantee that for the life of the Contract we will credit interest at not less than 3% per year. We will determine any interest we credit to amounts allocated to the Fixed Account in excess of 3% per year in our sole discretion. You assume the risk that interest credited to the Fixed Account may not exceed the minimum guarantee of 3% for any given year.

Transfers

You may make transfers from the Fixed Account to any other available variable funding option(s) twice a year during the 30 days following the semiannual anniversary of the contract date. We limit transfers to an amount of up to 15% of the Fixed Account contract value on the semiannual contract date anniversary. (This restriction does not apply to transfers under the Dollar Cost Averaging Program.) Amounts previously transferred from the Fixed Account to variable funding options may not be transferred back to the Fixed Account for a period of at least six months from the date of transfer. We reserve the right to waive either of these restrictions.

Automated transfers from the Fixed Account to any of the variable funding options may begin at any time. Automated transfers from the Fixed Account may not deplete your Fixed Account value in a period of less than twelve months from your enrollment in the Dollar Cost Averaging Program.

C-1

APPENDIX D

CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information contains more specific information and financial statements relating to First Citicorp Life Insurance Company or Citicorp Life Insurance Company. A list of the contents of the Statement of Additional Information is set forth below:

      The Insurance Company
      Principal Underwriter
      Distribution and Principal Underwriting Agreement
      Valuation of Assets
      Performance Information
      Federal Tax Considerations
      Independent Accountants
      Financial Statements

Copies of the Statement of Additional Information dated May 1, 2002 are available without charge. To request a copy, please clip this coupon on the dotted line above, enter your name and address in the spaces provided below, and mail to: The Company’s Customer Service Office, One Tower Square, Hartford, Connecticut 06183. First Citicorp Life Insurance Company’s Statement of Additional Information is printed on Form L-20675S, and Citicorp Life Insurance Company’s Statement of Additional Information is printed on Form L-20676S.

Name:
Address:

D-1

L-20675	May 1, 2002

                                    CitiElite

                       STATEMENT OF ADDITIONAL INFORMATION

                                   May 1, 2002

                                       for

                 CITICORP LIFE VARIABLE ANNUITY SEPARATE ACCOUNT

                                    ISSUED BY
                         CITICORP LIFE INSURANCE COMPANY

                                       and

This Statement of Additional Information ("SAI") is not a prospectus but relates to, and should be read in conjunction with, the Contract Prospectus dated May 1,
2002.  A copy of the  Prospectus  may be obtained  by writing to  Citicorp  Life
Insurance Company,  Customer Service, One Tower Square, Hartford, CT 06183 or by
calling (800) 497-4857.

FINANCIAL STATEMENTS

                              THE INSURANCE COMPANY

        Citicorp Life Insurance  Company is a stock insurance  company organized under the laws of the State of Arizona in 1971.  Citicorp Life Insurance Company
is wholly owned by Citibank  Delaware,  an indirect,  wholly owned subsidiary of
Citigroup Inc.  ("Citigroup"),  a diversified  global financial services holding company whose businesses provide a broad range of financial services to consumer and corporate customers around the world.  Citigroup's  activities are conducted through the Global Consumer, Global Corporate,  Global Investment Management and
Private Banking, and Investment Activities. The Company's Home Office is located at One Tower Square,  Hartford,  Connecticut  06183 and its telephone  number is
(800) 457-0599.

STATE REGULATION. The Company is subject to the laws of the state of Connecticut governing insurance companies and to regulation by the Insurance Commissioner of
Arizona.

     The Company is also subject to the insurance  laws and  regulations  of all other  states  in  which it is  licensed  to  operate.  However,  the  insurance departments of each of these states  generally  apply the laws of the home state
(jurisdiction of domicile) in determining the field of permissible investments.

     THE  SEPARATE  ACCOUNT.  The Separate  Account  meets the  definition  of a separate  account under the federal  securities  laws,  and will comply with the provisions of the 1940 Act. Additionally, the operations of the Separate Account are subject to the provisions of Arizona laws.

        It is conceivable that in the future it may be disadvantageous  for both variable annuity and variable life insurance separate accounts,  or for variable separate accounts of different insurance companies,  to invest simultaneously in the same portfolios (called "mixed" and "shared" funding). Currently neither the insurance  companies nor the portfolios  foresee any such  disadvantages  to the companies or to variable  contract owners.  Each portfolio's  board of trustees, directors  or  managers  intends  to  monitor  events in order to  identify  any material  conflicts  between such policy owners and to determine what action, if any, should be taken in response thereto.

                              PRINCIPAL UNDERWRITER

        Travelers Distribution LLC ("TDLLC") serves as principal underwriter for the Separate  Account and the  Contracts.  The offering is  continuous.  TDLLC's
principal  executive  offices  are  located  at  One  Tower  Square,   Hartford,
Connecticut. TDLLC is affiliated with the Company and the Separate Account.

                DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT

        Under the terms of the Distribution and Principal Underwriting Agreement
among the Separate Account,  TDLLC and the Company,  TDLLC acts as agent for the distribution  of the Contracts and as principal  underwriter  for the Contracts.
The Company  reimburses TDLLC for certain sales and overhead expenses  connected with sales functions.

                              VALUATION OF ASSETS

Funding Options: The value of the assets of each funding option is determined at
4:00 p.m. Eastern time on each business day, unless we need to close earlier due to an emergency.  A business day is any day the New York Stock  Exchange.  It is expected  that the Exchange  will be closed on Saturdays  and Sundays and on the observed  holidays of New Year's Day,  Martin Luther King, Jr. Day,  President's
Day, Good Friday,  Memorial Day,  Independence Day, Labor Day,  Thanksgiving Day
and Christmas  Day. Each security  traded on a national  securities  exchange is valued at the last reported sale price on the business day. If there has been no sale on that day, then the value of the security is taken to be the mean between the  reported  bid and  asked  prices  on the  business  day or on the  basis of quotations received from a reputable broker or any other recognized source.

        Any  security  not  traded on a  securities  exchange  but traded in the over-the-counter-market and for which market quotations are readily available is valued at the mean  between the quoted bid and asked  prices on the business day or on the basis of  quotations  received  from a  reputable  broker or any other recognized source.

                                       1

        Securities traded on the  over-the-counter-market  and listed securities with no reported  sales are valued at the mean between the last reported bid and asked prices or on the basis of quotations  received from a reputable  broker or other recognized source.

        Short-term  investments for which a quoted market price is available are valued at market.  Short-term  investments  maturing in more than sixty days for which there is no reliable quoted market price are valued by "marking to market"
(computing  a market  value based upon  quotations  from  dealers or issuers for securities of a similar type,  quality and maturity.)  "Marking to market" takes into account unrealized  appreciation or depreciation due to changes in interest rates or other  factors  which would  influence  the current fair values of such securities.  Short-term  investments  maturing  in sixty  days or less for which there is no reliable  quoted  market  price are valued at  amortized  cost which approximates market.

THE CONTRACT  VALUE:  The value of an  accumulation  unit on any business day is determined by  multiplying  the value on the  preceding  business day by the net investment factor for the valuation period just ended. The net investment factor is used to measure  the  investment  performance  of a funding  option  from one valuation period to the next. The net investment factor for a funding option for any  valuation  period is equal to the sum of 1.000000  plus the net  investment rate (the gross  investment rate less any applicable  funding option  deductions during the  valuation  period  relating to the mortality and expense risk charge and the administrative  expense charge).  The gross investment rate of a funding option is equal to (a) minus (b), divided by (c) where:

  (a) = investment income plus capital gains and losses (whether realized or  unrealized);
  (b) = any deduction for  applicable  taxes  (presently
        zero); and
  (c) = the value of the assets of the  funding  option at the beginning of the valuation period.

        The gross investment rate may be either positive or negative.  A funding option's  investment  income includes any  distribution  whose  ex-dividend date occurs during the valuation period.

ACCUMULATION  UNIT VALUE.  The value of the  accumulation  unit for each funding option was initially  established at $1.00. The value of an accumulation unit on any  business  day is  determined  by  multiplying  the  value on the  preceding business day by the net investment  factor for the valuation  period just ended.
The net  investment  factor is calculated for each funding option and takes into account  the  investment  performance,  expenses  and the  deduction  of certain expenses.

ANNUITY UNIT VALUE.  The initial  Annuity Unit Value  applicable to each funding option was established at $1.00. An annuity unit value as of any business day is equal to (a) the value of the annuity unit on the immediately preceding business day, multiplied by (b) the corresponding net investment factor for the valuation period just ended,  divided by (c) the  assumed  net  investment  factor for the valuation  period.  (For example,  the assumed net investment factor based on an annual assumed net investment rate of 3.0% for a Valuation  Period of one day is
1.000081 and, for a period of two days, is 1.000081 x 1.000081.)

PERFORMANCE INFORMATION

        From time to time, the Company may advertise several types of historical performance  for the Funding  Options of the Separate  Account.  The Company may
advertise the "standardized average annual total returns" of the Funding Option, calculated in a manner prescribed by the Securities and Exchange Commission,  as well as the "nonstandardized total return," as described below:

        STANDARDIZED  METHOD.  Quotations  of average  annual total  returns are computed  according to a formula in which a hypothetical  initial  investment of
$1,000 is applied to the Funding Option,  and then related to ending  redeemable values over one-, five-, and ten-year periods, or for a period covering the time during which the Funding  Option has been in  existence,  if less.  If a Funding
Option has been in existence for less than one year, the "since inception" total return performance  quotations are year-to-date and are not average annual total returns.  These quotations reflect the deduction of all recurring charges during each  period  (on a pro  rata  basis  in the case of  fractional  periods).  The deduction for the annual  administrative  charge is converted to a percentage of assets based on the actual fee collected (or  anticipated to be collected,  if a new  product),  divided  by the  average  net  assets  for  contracts  sold  (or anticipated  to be sold)  under  the  Prospectus  to  which  this  Statement  of
Additional Information relates. Each quotation assumes a total redemption at the end of each period with the  assessment of any applicable  withdrawal  charge at that time.
                                       2

        NONSTANDARDIZED   METHOD.   Nonstandardized   "total  returns"  will  be
calculated in a similar manner based on the  performance of the Funding  Options over a period of time, usually for the calendar  year-to-date,  and for the past one-, three-, five- and ten-year periods. Nonstandardized total returns will not reflect the deduction of any applicable withdrawal charge or the annual contract administrative  charge,  which,  if  reflected,  would  decrease  the  level  of performance  shown. The withdrawal  charge is not reflected because the Contract is designed for long-term investment.

        For Funding Options that were in existence  before they became available under the Separate  Account,  the  nonstandardized  average  annual total return quotations may be accompanied by returns showing the investment performance that such Funding Options would have achieved (reduced by the applicable charges) had they been held  under the  Contract  for the  period  quoted.  The total  return
quotations  are  based  upon   historical   earnings  and  are  not  necessarily
representative  of future  performance.  An Owner's Contract Value at redemption may be more or less than original cost.

        Average  annual total returns for each of the Funding  Options  computed according to the standardized and nonstandardized  methods for the period ending
December 31, 2001 are set forth in the following tables.

                                       3

                           CITIELITE VARIABLE ANNUITY
                     STANDARDIZED PERFORMANCE AS OF 12/31/00

----------------------------------------------------------------------------------------------------------------
                                                                                                  10 years or
----------------------------------------------------------------------------------------------------------------
  STOCK ACCOUNTS:                                   Inception Date      1 Year        5 Years    Since Inception
----------------------------------------------------------------------------------------------------------------
AIM Capital Appreciation Portfolio                   6/1/1999         -30.09%          -           -5.23%
----------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund - Series I              5/1/2000         -19.82%          -           -22.81%
----------------------------------------------------------------------------------------------------------------
AIM VI Balanced Fund                                 5/1/2001           -              -           -14.49%
----------------------------------------------------------------------------------------------------------------
Alliance Growth & Income Portfolio - Class B         5/1/2001           -              -           -13.12%
----------------------------------------------------------------------------------------------------------------
Alliance Premier Growth Portfolio-Class B*           5/1/2001           -              -           -19.17%
----------------------------------------------------------------------------------------------------------------
Alliance Technology Portfolio- Class B               5/1/2000        -31.64%           -           -38.55%
----------------------------------------------------------------------------------------------------------------
Equity Income Portfolio (Fidelity)                   5/1/2000        -14.36%           -           -4.08%
----------------------------------------------------------------------------------------------------------------
Equity Index Portfolio - Class  II*                  9/15/1999       -19.64%           -            54.03%
----------------------------------------------------------------------------------------------------------------
Fidelity VIP Dynamic Capital Appreciation            5/1/2001           -              -           -19.62%
Portfolio - Service Class 2*
----------------------------------------------------------------------------------------------------------------
Fidelity VIP II Contrafund(R)Portfolio - Service     5/1/2000        -19.74%           -           -15.79%
Class 2*
----------------------------------------------------------------------------------------------------------------
Franklin Small Cap Fund - Class 2*                   6/1/1999        -22.29%           -            1.73%
----------------------------------------------------------------------------------------------------------------
Large Cap Portfolio (Fidelity)                       6/1/1999        -24.19%           -           -8.63%
----------------------------------------------------------------------------------------------------------------
MFS Emerging Growth Portfolio                        5/1/2000        -41.48%           -           -36.09%
----------------------------------------------------------------------------------------------------------------
MFS Mid Cap Growth Portfolio                         6/1/1999        -30.01%           -            7.81%
----------------------------------------------------------------------------------------------------------------
MFS Research Portfolio                               6/1/1999        -28.89%           -           -7.95%
----------------------------------------------------------------------------------------------------------------
Putnam VT International Growth Fund - Class IB       5/1/2001           -              -           -19.70%
Shares*
----------------------------------------------------------------------------------------------------------------
Putnam VT Small Cap Value Fund - Class IB Shares*    5/1/2001           -              -           -68.05%
----------------------------------------------------------------------------------------------------------------
Putnam VT Voyager II Fund - Class IB Shares*         5/1/2001           -              -           -23.69%
----------------------------------------------------------------------------------------------------------------
Salomon Brothers Variable Capital Fund               6/1/1999         -6.52%           -            8.70%
----------------------------------------------------------------------------------------------------------------
Salomon Brothers Variable Investors Fund             6/1/1999        -12.10%           -            1.10%
----------------------------------------------------------------------------------------------------------------
Smith Barney Aggressive Growth Portfolio            4/20/2001          -               -           -2.76%
----------------------------------------------------------------------------------------------------------------
Smith Barney Appreciation Portfolio                 4/20/2001          -               -           -7.61%
----------------------------------------------------------------------------------------------------------------
Smith Barney Fundamental Value Portfolio             5/1/2001          -               -           -13.79%
----------------------------------------------------------------------------------------------------------------
Smith Barney Growth and Income Portfolio            9/14/1999        -18.22%           -           -8.26%
----------------------------------------------------------------------------------------------------------------
Smith Barney International All Cap Growth            5/1/2001          -               -           -26.58%
Portfolio
----------------------------------------------------------------------------------------------------------------

                                       4

----------------------------------------------------------------------------------------------------------------
                                                                                                  10 years or
----------------------------------------------------------------------------------------------------------------
BOND ACCOUNTS:                                     Inception Date      1 Year        5 Years    Since Inception
----------------------------------------------------------------------------------------------------------------
Smith Barney Large Cap Core Portfolio                 9/14/1999       -21.62%           -            -5.61%
----------------------------------------------------------------------------------------------------------------
Smith Barney Large Cap Growth Portfolio                5/1/2001           -             -           -14.21%
----------------------------------------------------------------------------------------------------------------
Smith Barney Large Cap Value Portfolio                 5/1/2001           -             -           -14.71%
----------------------------------------------------------------------------------------------------------------
Smith Barney Mid Cap Core Portfolio                    5/1/2001           -             -           -12.14%
----------------------------------------------------------------------------------------------------------------
Smith Barney Premier Selection All Cap Growth         9/14/1999       -21.29%           -             4.67%
Portfolio
----------------------------------------------------------------------------------------------------------------
Smith Barney Small Cap Growth Opportunities            6/1/1999        -23.18%          -             8.19%
Portfolio
----------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund-Class 2*             6/1/1999        -22.97%          -            -5.40%
----------------------------------------------------------------------------------------------------------------
Van Kampen Comstock Portfolio - Class II Shares*       5/1/2001           -             -           -14.27%
----------------------------------------------------------------------------------------------------------------
Van Kampen Emerging Growth Portfolio Class II          5/1/2001           -             -           -23.56%
Shares*
----------------------------------------------------------------------------------------------------------------
BOND ACCOUNTS:
----------------------------------------------------------------------------------------------------------------
PIMCO Total Return Portfolio - Administrative          5/1/2001           -             -            -1.50%
Class
----------------------------------------------------------------------------------------------------------------
Putnam Diversified Income Portfolio                    6/1/1999         -4.23%          -            -1.66%
----------------------------------------------------------------------------------------------------------------
Salomon Brothers Variable High Yield Bond Fund         6/1/1999         -3.33%          -            -0.43%
----------------------------------------------------------------------------------------------------------------
Travelers High Yield Bond Trust                        6/1/1999          1.02%          -             0.17%
----------------------------------------------------------------------------------------------------------------
Travelers Quality Bond Portfolio                       6/1/1999         -1.36%          -             2.34%
----------------------------------------------------------------------------------------------------------------
BALANCED ACCOUNTS:
----------------------------------------------------------------------------------------------------------------
MFS Total Return Portfolio                             6/1/1999         -8.30%          -             2.25%
----------------------------------------------------------------------------------------------------------------
Salomon Brothers Variable Total Return Fund            6/1/1999         -9.03%          -            -1.72%
----------------------------------------------------------------------------------------------------------------
MONEY MARKET ACCOUNTS:
----------------------------------------------------------------------------------------------------------------
Travelers Money Market Portfolio                       6/1/1999         -4.67%          -             1.32%
----------------------------------------------------------------------------------------------------------------

The inception date is the date that the underlying fund commenced operations.

------------------------------------------------------------------------------------------------------
                                                                     Cumulative Returns
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
                                                          YTD     1 YR      3YR      5YR      10YR
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------

STOCK ACCOUNTS:
------------------------------------------------------------------------------------------------------
AIM Capital Appreciation Portfolio                      -24.83%   -24.83%   -6.37%   19.70%     -
------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund - Series I                 -13.79%   -13.79%   -7.03%   48.03%     -
------------------------------------------------------------------------------------------------------
Alliance Growth Portfolio                               -14.57%   -14.57%  -10.15%   45.46%     -
------------------------------------------------------------------------------------------------------
Alliance Premier Growth Portfolio-Class B*              -18.56%   -18.56%  -12.90%   67.76%     -
------------------------------------------------------------------------------------------------------
Capital Appreciation Fund (Janus)                       -27.12%   -27.12%  -15.00%   68.58%  254.13%
------------------------------------------------------------------------------------------------------
Credit Suisse Emerging Markets Portfolio                -10.91%   -10.91%    7.58%       -      -
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
Dreyfus VIF Appreciation Portfolio                      -10.58%   -10.58%   -3.71%   56.28%     -
------------------------------------------------------------------------------------------------------
Dreyfus VIF Small Cap Portfolio                          -7.43%    -7.43%   25.62%   37.84%  502.97%
------------------------------------------------------------------------------------------------------
Equity Income Portfolio (Fidelity)                       -7.91%    -7.91%    2.53%   48.30%     -
------------------------------------------------------------------------------------------------------
Equity Index Portfolio - Class  II*                     -13.59%   -13.59%   -8.12%   53.33%  197.75%
------------------------------------------------------------------------------------------------------
Federated Stock Portfolio                                 0.25%     0.25%    6.57%   63.12%     -
------------------------------------------------------------------------------------------------------
Fidelity VIP Dynamic Capital Appreciation Portfolio -   -27.73%   -27.73%     -          -      -
Service Class 2*
------------------------------------------------------------------------------------------------------
Fidelity VIP II Contrafund(R) Portfolio - Service Class  -13.70%  -13.70%   -2.93%   52.19%     -
2*
------------------------------------------------------------------------------------------------------
Fidelity VIP Mid Cap Portfolio - Service Class 2*        -4.87%    -4.87%   46.77%       -      -
------------------------------------------------------------------------------------------------------
Janus Aspen Global Life Sciences Portfolio -            -17.92%   -17.92%     -          -      -
Service Shares*
------------------------------------------------------------------------------------------------------
Janus Aspen Global Technology Portfolio - Service       -38.20%   -38.20%     -        -        -
Shares*
------------------------------------------------------------------------------------------------------
Janus Aspen Worldwide Growth Portfolio - Service        -23.70%   -23.70%   2.50%    56.97%     -
Shares*
------------------------------------------------------------------------------------------------------
Large Cap Portfolio (Fidelity)                          -18.49%   -18.49%  -12.33%   42.68%     -
------------------------------------------------------------------------------------------------------
Lazard International Stock Portfolio                    -27.22%   -27.22%  -23.72%   -9.67%     -
------------------------------------------------------------------------------------------------------
MFS Emerging Growth Portfolio                           -37.08%   -37.08%  -13.60%   36.54%     -
------------------------------------------------------------------------------------------------------
MFS Mid Cap Growth Portfolio                            -24.74%   -24.74%   31.42%     -        -
------------------------------------------------------------------------------------------------------
MFS Research Portfolio                                  -23.54%   -23.54%  -13.17%        -     -
------------------------------------------------------------------------------------------------------
Putnam VT International Growth Fund - Class IB Shares*  -21.19%   -21.19%   10.92%        -     -
------------------------------------------------------------------------------------------------------
Putnam VT Small Cap Value Fund - Class IB Shares*        17.86%    17.86%     -        -        -
------------------------------------------------------------------------------------------------------
Putnam VT Voyager II Fund - Class IB Shares*            -30.50%   -30.50%     -        -        -
------------------------------------------------------------------------------------------------------
Salomon Brothers Variable Capital Fund                    0.48%     0.48%   41.06%     -        -
------------------------------------------------------------------------------------------------------
Salomon Brothers Variable Investors Fund                 -5.49%    -5.49%   18.26%     -        -
------------------------------------------------------------------------------------------------------
Salomon Brothers Variable Small Cap Growth Fund          -8.52%    -8.52%     -        -        -
------------------------------------------------------------------------------------------------------
Travelers Disciplined Mid Cap Stock Portfolio            -5.37%    -5.37%   21.78%     -        -
------------------------------------------------------------------------------------------------------
Van Kampen Comstock Portfolio - Class II Shares*         -4.16%    -4.16%     -        -        -
------------------------------------------------------------------------------------------------------
Van Kampen Comstock Portfolio - Class II Shares*         -4.16%    -4.16%     -        -        -
------------------------------------------------------------------------------------------------------
Van Kampen Enterprise Portfolio Class II Shares*        -21.68%   -21.68%  -18.18%   29.95%   134.52%
------------------------------------------------------------------------------------------------------

-----------------------------------------------
       Average Annual Returns
-----------------------------------------------
-----------------------------------------------
   3YR      5YR     10YR       Inception
-----------------------------------------------
-----------------------------------------------

-----------------------------------------------
 -2.17%   3.66%       -       4.28%  10/10/95
-----------------------------------------------
 -2.40%   8.16%       -      11.82%    5/5/93
-----------------------------------------------
 -3.50%   7.78%       -      13.41%   6/20/94
-----------------------------------------------
 -4.50%  10.90%       -      14.01%   6/26/92
-----------------------------------------------
 -5.27%  11.00%   13.47%     9.01%    5/16/83
-----------------------------------------------
  2.46%        -      -      -2.87%  12/31/97
-----------------------------------------------
-----------------------------------------------
 -1.25%   9.33%       -      12.20%    4/5/93
-----------------------------------------------
  7.89%   6.62%   19.66%    27.49%    8/31/90
-----------------------------------------------
  0.84%   8.20%       -       9.81%   8/30/96
-----------------------------------------------
 -2.78%   8.92%   11.52%    12.47%   11/30/91
-----------------------------------------------
  2.14%  10.28%       -      11.96%   8/30/96
-----------------------------------------------
     -        -       -     -31.59%   9/26/00

-----------------------------------------------
 -0.98%   8.76%       -      14.03%    1/3/95

-----------------------------------------------
 13.63%       -       -      14.53%  12/29/98
-----------------------------------------------
     -        -       -     -13.45%   1/18/00

-----------------------------------------------
     -        -       -     -37.30%   1/18/00

-----------------------------------------------
  0.83%   9.43%       -      14.05%   9/13/93

-----------------------------------------------
 -4.29%   7.36%       -       9.31%   8/30/96
-----------------------------------------------
 -8.62%  -2.01%       -      -0.60%    8/1/96
-----------------------------------------------
  -4.75%  6.42%       -       7.07%   8/30/96
-----------------------------------------------
   9.53%      -       -       7.35%   3/23/98
-----------------------------------------------
  -4.59%      -       -      -2.50%   3/23/98
-----------------------------------------------
   3.51%      -       -       8.18%    1/2/97
-----------------------------------------------
     -        -       -      15.83%   4/30/99
-----------------------------------------------
     -        -       -     -42.63%   9/28/00
-----------------------------------------------
  12.14%      -       -      13.70%   2/17/98
-----------------------------------------------
   5.74%      -       -       6.84%   2/17/98
-----------------------------------------------
     -        -       -      11.97%   11/1/99
-----------------------------------------------
   6.78%      -       -      14.04%    4/1/97
-----------------------------------------------
     -        -       -       5.24%    5/1/99
-----------------------------------------------
     -        -       -       5.24%    5/1/99
-----------------------------------------------
  -6.46%  5.38%    8.89%      8.24%    4/7/86
-----------------------------------------------

--------------------------
 Calendar Year Returns
--------------------------
--------------------------
 2000     1999     1998
--------------------------
--------------------------

--------------------------
--------------------------
 -11.64%  40.98%   15.59%
--------------------------
--------------------------
 -15.83%  28.11%   30.53%
--------------------------
--------------------------
 -19.36%  30.42%  27.23%
--------------------------
--------------------------
 -17.93%  30.32%   45.92%
--------------------------
--------------------------
 -22.96%  51.40%   59.47%
--------------------------
--------------------------
 -32.50%  78.90%  -17.28%
--------------------------
--------------------------
  -2.03%   9.91%   28.50%
--------------------------
--------------------------
  11.75%  21.44%   -4.70%
--------------------------
--------------------------
   7.62%  3.46%    10.85%
--------------------------
--------------------------
 -10.58%  18.91%   26.81%
--------------------------
--------------------------
   2.33%   3.88%   16.25%
--------------------------
--------------------------
       -       -        -

--------------------------
--------------------------
  -8.12%  22.42%   28.13%

--------------------------
--------------------------
   5.04%  46.88%     -
--------------------------
--------------------------
       -       -     -

--------------------------
--------------------------
       -       -        -

--------------------------
--------------------------
 -17.15%  62.16%  27.13%

--------------------------
--------------------------
-15.66%   27.53%  33.69%
--------------------------
--------------------------
 -12.67%  20.02%  11.06%
--------------------------
--------------------------
 -21.24%  74.33%  32.42%
--------------------------
--------------------------
   7.85%  61.91%     -
--------------------------
--------------------------
  -6.89%  21.96%        -
--------------------------
--------------------------
 -10.86%  57.88%   16.82%
--------------------------
--------------------------
  22.74%    -        -
--------------------------
--------------------------
   0.00%       -        -
--------------------------
--------------------------
  16.61%  20.39%     -
--------------------------
--------------------------
  13.65%  10.10%     -
--------------------------
--------------------------
  15.12%       -        -
--------------------------
--------------------------
  15.00%  11.90%  15.30%
--------------------------
--------------------------
  27.78%       -        -
--------------------------
--------------------------
  27.78%       -        -
--------------------------
--------------------------
 -15.82%  24.11%  23.23%
--------------------------

                                       6

                           CITIELITE VARIABLE ANNUITY
     NONSTANDARDIZED PERFORMANCE AS OF 12/31/01 (CONT'D FROM PREVIOUS PAGE)

-----------------------------------------------------------------------------------------------------------------------------------
BOND ACCOUNTS:
-----------------------------------------------------------------------------------------------------------------------------------
Federated High Yield Portfolio                            0.52%     0.52%    -7.4%     8.8%      0.0%     -2.5%     1.7%     0.0%
-----------------------------------------------------------------------------------------------------------------------------------
Travelers Convertible Bond Portfolio                     -2.21%    -2.21%   27.02%    0.00%         -      8.29%    0.00%     -
-----------------------------------------------------------------------------------------------------------------------------------
Travelers Quality Bond Portfolio                          5.64%     5.64%   11.08%   25.55%         -      3.56%    4.65%      -
-----------------------------------------------------------------------------------------------------------------------------------
BALANCED ACCOUNTS:
-----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Balanced Portfolio - Service Shares*         -6.24%    -6.24%   14.00%   81.76%         -      4.46%   12.69%     -
-----------------------------------------------------------------------------------------------------------------------------------
MFS Total Return Portfolio                               -1.39%    -1.39%    14.8%    51.1%      0.0%       4.7%     8.6%    0.0%
-----------------------------------------------------------------------------------------------------------------------------------
MONEY MARKET ACCOUNTS:
-----------------------------------------------------------------------------------------------------------------------------------
Travelers Money Market Portfolio                          2.33%     2.33%   10.94%  19.06%     30.71%      3.52%    3.55%    2.71%
-----------------------------------------------------------------------------------------------------------------------------------
MONEY MARKET ACCOUNTS:
-----------------------------------------------------------------------------------------------------------------------------------
Travelers Money Market Portfolio - 7 Day Yield            0.02%   This yield quotation more closely reflects the current
                                                                  earnings of this fund.
-----------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------

--------------------------------------------
  2.91%    8/30/96             (1/00)    3.25%
--------------------------------------------
  6.74%     5/1/98     10.96%  17.05%    0.00%
--------------------------------------------
  4.94%    8/30/96      5.49%  -0.32%    6.98%
--------------------------------------------

--------------------------------------------
 12.81%   9/13/93      -2.73%  25.00%   32.42%
--------------------------------------------
 10.11%   6/20/94      (1/00)  (1/00)   10.10%
--------------------------------------------

--------------------------------------------
  3.61%   12/31/87      4.73%   3.52%   3.59%
--------------------------------------------

--------------------------------------------

--------------------------------------------

The inception date is the date that the underlying fund commenced operations.

*    These funds offer multiple classes of shares. The performance above may reflect the fees and performance of another class of the same fund for periods before the current class existed. If the current class's 12b-1 fee and other expenses were higher, the performance shown would be lower. They may not be available in every jurisdiction.

                                       7

                           FEDERAL TAX CONSIDERATIONS

        The following  description of the federal income tax consequences  under this  Contract is not  exhaustive  and is not intended to cover all  situations.
Because of the complexity of the law and the fact that the tax results will vary according to the factual  status of the individual  involved,  tax advice may be needed  by a person  contemplating  purchase  of an  annuity  contract  and by a contract  owner or  beneficiary  who may make  elections  under a contract.  For further information, please consult a qualified tax adviser.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

        Federal tax law requires  that  minimum  annual  distributions  begin by
April 1st of the calendar  year  following the later of calendar year in which a participant under a qualified plan, or a Section 403(b) annuity,  attains age 70
1/2 or retires.  Minimum annual  distributions  under an IRA must begin by April
1st of the calendar year in which the contract  owner attains 70 1/2  regardless of when  he or she  retires.  Distributions  must  also  begin  or be  continued
according to the minimum  distribution  rules under the Code following the death of the contract owner or the annuitant.

NONQUALIFIED ANNUITY CONTRACTS

        Individuals may purchase tax-deferred  annuities without tax law funding limits. The purchase payments receive no tax benefit, deduction or deferral, but increases  in the value of the contract are  generally  deferred  from tax until distribution.  Generally,  if an  annuity  contract  is owned  by other  than an individual  (or an entity such as a trust or other  "look-through"  entity which owns for an  individuals's  benefit),  the owner  will be taxed each year on the increase  in the  value of the  contract.  An  exception  applies  for  purchase payments made before March 1, 1986.

        If two or more annuity  contracts  are  purchased  from the same insurer within  the same  calendar  year,  distributions  from any of them will be taxed based  upon the  amount  of income in all of the same  calendar  year  series of annuities.  This will  generally  have the  effect of  causing  taxes to be paid sooner on the deferred gain in the contracts.

        Those receiving partial distributions made before the maturity date will generally  be taxed on an  income-first  basis to the  extent  of  income in the contract.  If you are  exchanging  another  annuity  contract for this  annuity, certain  pre-August  14, 1982 deposits  into an annuity  contract that have been placed in the contract by means of a tax-deferred exchange under Section 1035 of the Code may be withdrawn first without income tax liability.  This  information on deposits  must be provided to the Company by the other  insurance  company at the time of the  exchange.  There is income  in the  contract  generally  to the extent the cash value exceeds the investment in the contract.  The investment in the  contract is equal to the amount of premiums  paid less any amount  received previously  which was  excludable  from gross  income.  Any  direct or  indirect borrowing  against the value of the  contract  or  pledging  of the  contract as security for a loan will be treated as a cash distribution under the tax law.

        In order to be treated as an annuity  contract  for  federal  income tax purposes,  Section  72(s) of the Code  requires  any  non-qualified  contract to contain certain provisions  specifying how your interest in the contract will be distributed in the event of the death of an owner of the contract. Specifically,
Section  72(s)  requires  that (a) if an  owner  dies on or  after  the  annuity starting  date,  but prior to the time the entire  interest in the  contract has been  distributed,  the entire  interest in the contract will be  distributed at least as rapidly as under the method of  distribution  being used as of the date of such owner's death;  and (b) if any owner dies prior to the annuity  starting date, the entire interest in the contract will be distributed  within five years after the date of such owner's  death.  These  requirements  will be  considered satisfied  as to any portion of an owner's  interest  which is payable to or for the benefit of a designated  beneficiary and which is distributed  over the life of such  designated  beneficiary or over a period not extending  beyond the life expectancy of that beneficiary,  provided that such  distributions  begin within one year of the owner's death.  The designated  beneficiary  refers to a natural person  designated  by the owner as a beneficiary  and to whom  ownership of the contract passes by reason of death.  However,  if the designated  beneficiary is the surviving  spouse of the deceased owner,  the contract may be continued with the surviving  spouse as the new owner.  Contracts will be  administered  by the
Company in accordance  with these rules and the Company will make a notification when payments should be commenced.  Special values apply regarding  distribution requirements when an annuity is owned by a trust or other entity for the benefit of one or more individuals.

                                       8

INDIVIDUAL RETIREMENT ANNUITIES

        To the  extent  of  earned  income  for the year and not  exceeding  the applicable  limit  for the  taxable  year,  an  individual  may make  deductible contributions  to an individual  retirement  annuity (IRA). The applicable limit
($2,000 per year prior to 2002) has been  increased by the  Economic  Growth and
Tax  Relief  Reconciliation  Act of 2001  ("EGTRRA").  The limit is  $3,000  for calendar years 2002 - 2004, $4,000 for calendar years 2005-2007,  and $5,000 for
2008, and will be indexed for inflation in years  subsequent to 2008.  There are certain  limits on the  deductible  amount based on the adjusted gross income of the individual and spouse and based on their participation in a retirement plan.
If an  individual  is married and the spouse does not have  earned  income,  the individual may establish IRAs for the individual and spouse.  Purchase  payments may then be made  annually  into IRAs for both spouses in the maximum  amount of
100% of earned  income up to a combined  limit  based on the  individual  limits outlined above.

        The Code  provides  for the purchase of a  Simplified  Employee  Pension
(SEP) plan. A SEP is funded through an IRA with an annual employer  contribution limit of up to $40,000 for each  participant.  The Internal Revenue Services has not reviewed the contract for qualifications as an IRA, and has not addressed in a ruling of general  applicability whether a death benefit provision such as the optional  enhanced death benefit in the contract comports with IRA qualification requirements.

SIMPLE PLAN IRA FORM

        Effective  January 1, 1997,  employers may establish a savings incentive match plan for employees ("SIMPLE plan") under which employees can make elective salary  reduction  contributions to an IRA based on a percentage of compensation of up to the applicable  limit for the taxable year.  The  applicable  limit was increased  under EGTRRA.  The  applicable  limit was  increased  under EGTRRA to
$7,000 for 2002, $8,000 for 2003, $9,000 in 2004, $10,000 in 2005 (which will be indexed for  inflation  for years after 2005.  (Alternatively,  the employer can establish a SIMPLE cash or deferred arrangement under IRS Section 401(k)). Under a SIMPLE plan IRA, the employer  must either make a matching  contribution  or a nonelective  contribution  based on the  prescribed  formulas  for all  eligible employees.  Early  withdrawals are subject to the 10% early  withdrawal  penalty generally  applicable  to IRAs,  except that an early  withdrawal by an employee under a SIMPLE plan IRA, within the first two years of  participation,  shall be subject to a 25% early withdrawal tax.

ROTH IRAS

        Effective  January 1, 1998,  Section  408A of the Code  permits  certain individuals to contribute to a Roth IRA.  Eligibility to make  contributions  is based upon income, and the applicable limits vary based on marital status and/or whether  the  contribution  is a rollover  contribution  from  another IRA or an annual  contribution.  Contributions to a Roth IRA, which are subject to certain limitations  (similar to the annual limits for the traditional  IRA's),  are not deductible  and must be made in cash or as a rollover or transfer  from  another
Roth IRA or other IRA. A conversion of a "traditional"  IRA to a Roth IRA may be subject to tax and other special rules apply.  You should  consult a tax adviser before  combining  any  converted  amounts  with other  Roth IRA  contributions, including any other conversion amounts from other tax years.

        Qualified  distributions  from a Roth  IRA  are  tax-free.  A  qualified distribution  requires that the Roth IRA has been held for at least 5 years, and the  distribution is made after age 59 1/2, on death or disability of the owner, or for a limited amount  ($10,000) for a qualified  first time home purchase for the owner or certain  relatives.  Income tax and a 10%  penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain  exceptions) or (2)
during five taxable years starting with the year in which the first contribution is made to any Roth IRA of the individual.

QUALIFIED PENSION AND PROFIT-SHARING PLANS

        Under a qualified pension or profit-sharing plan, purchase payments made by an employer are not currently taxable to the participant and increases in the value of a contract are not subject to taxation  until received by a participant or beneficiary.

        Distributions are generally taxable to the participant or beneficiary as ordinary income in the year of receipt.  Any distribution that is considered the participant's "investment in the contract" is treated as a return of capital and is not taxable.  Under a qualified  plan,  the investment in the contract may be zero.

The annual limits that apply to the amounts that may be contributed to a defined contribution  plan each year were increased by EGTRRA.  The maximum total annual limit was  increased  from  $35,000 to  $40,000.  The limit on  employee  salary reduction deferrals (commonly referred to as "401(k) contributions") increase on a graduated basis; $11,000 in 2002,

                                       9

$12,000 in 2003, $13,000 in 2004, $14,000 in 2005 and $15,000 in 2005. The
$15,000 annual limit will be indexed for inflation after 2005.

SECTION 403(B) PLANS

        Under Code section  403(b),  payments made by public school  systems and certain  tax  exempt  organizations  to  purchase  annuity  contracts  for their employees  are  excludable  from the gross  income of the  employee,  subject to certain  limitations.  However,  these  payments  may be subject to FICA (Social
Security)  taxes. A qualified  contract issued as a tax-sheltered  annuity under section  403(b) will be amended as necessary to conform to the  requirements  of the Code.  The annual  limits  under Code  Section  403(b) for  employee  salary reduction  deferrals  are  increased  under the same rules  applicable to 401(k)
plans ($11,000 in 2002, etc.)

        Code section  403(b)(11)  restricts this distribution under Code section
403(b) annuity contracts of: (1) elective  contributions made in years beginning after December 31, 1998; (2) earnings on those  contributions;  and (3) earnings in such years on amounts held as of the last year  beginning  before  January 1,
1989.  Distribution  of those amounts may only occur upon death of the employee, attainment  of age 59 1/2,  separation  from service,  disability,  or financial hardship. In addition,  income attributable to elective contributions may not be distributed in the case of hardship.

FEDERAL INCOME TAX WITHHOLDING

        The portion of a distribution, which is taxable income to the recipient, will be subject to federal income tax withholding as follows:

1.   ELIGIBLE ROLLOVER DISTRIBUTION FROM SECTION 403(B) PLANS OR ARRANGEMENTS,
     FROM QUALIFIED PENSION AND PROFIT-SHARING PLANS, OR FROM 457 PLANS
     SPONSORED BY GOVERNMENTAL ENTITIES

     There is a mandatory 20% tax  withholding for plan  distributions  that are eligible  for  rollover  to an  IRA  or to  another  qualified  retirement  plan
(including  a 457 plan  sponsored  by a  governmental  entity)  but that are not directly  rolled  over.  A  distribution  made  directly  to  a  participant  or beneficiary may avoid this result if:

(a)  a periodic settlement distribution is elected based upon a life or life expectancy calculation, or

(b)  a term-for-years settlement distribution is elected for a period of ten years or more, payable at least annually, or

(c)  a minimum required distribution as defined under the tax law is taken after the attainment of the age of 70 1/2or as otherwise required by law, or

(d)  the distribution is a hardship distribution.

        A distribution  including a rollover that is not a direct  rollover will be subject to the 20% withholding, and a 10% additional tax penalty may apply to any amount not added back in the rollover.  The 20% withholding may be recovered when the  participant or beneficiary  files a personal income tax return for the year if a rollover was completed within 60 days of receipt of the funds,  except to  the  extent  that  the  participant  or  spousal  beneficiary  is  otherwise underwithheld or short on estimated taxes for that year.

2.   OTHER NON-PERIODIC DISTRIBUTIONS (FULL OR PARTIAL REDEMPTIONS)

        To the extent not described as requiring 20% withholding in 1 above, the portion of a non-periodic  distribution,  which constitutes taxable income, will be subject to federal  income tax  withholding,  if the aggregate  distributions exceed  $200  for the  year,  unless  the  recipient  elects  not to have  taxes withheld.  If no such election is made, 10% of the taxable  distribution will be withheld  as federal  income  tax.  Election  forms will be provided at the time distributions  are requested.  This form of  withholding  applies to all annuity programs.

                                       10

3.   PERIODIC DISTRIBUTIONS (DISTRIBUTIONS PAYABLE OVER A PERIOD GREATER THAN
     ONE YEAR)

        The  portion  of a  periodic  distribution,  which  constitutes  taxable income,  will be  subject  to  federal  income  tax  withholding  under the wage withholding tables as if the recipient were married claiming three exemptions. A recipient  may elect not to have income  taxes  withheld  or have  income  taxes withheld at a different rate by providing a completed  election  form.  Election forms will be provided at the time  distributions  are  requested.  This form of withholding applies to all annuity programs.  As of January 1, 2002, a recipient receiving  periodic payments (e.g.,  monthly or annual payments under an annuity option)  which total  $15,360 or less per year,  will  generally  be exempt from periodic withholding.

        Recipients who elect not to have withholding made are liable for payment of federal income tax on the taxable portion of the distribution. All recipients may also be  subject to  penalties  under the  estimated  tax  payment  rules if withholding  and  estimated  tax  payments  are  not  sufficient  to  cover  tax liabilities.

        Recipients who do not provide a social security number or other taxpayer identification  number  will  not be  permitted  to  elect  out of  withholding.
Additionally,  U.S  citizens  residing  outside of the  country,  or U.S.  legal residents  temporarily  residing  outside the country,  are subject to different withholding rules and cannot elect out of withholding.

                            INDEPENDENT ACCOUNTANTS

        KPMG LLP, One Financial Plaza,  Hartford,  CT 06103 has been selected as independent auditors to examine and report on the fund's financial statements.

The statutory  financial  statements of Citicorp  Life  Insurance  Company as of
December  31, 2001 and 2000,  and for each of the years in the  two-year  period ended December 31, 2001,  included  herein,  have been included in reliance upon the report of KPMG LLP,  independent  certified  public  accountants,  appearing elsewhere  herein,  and upon the authority of said firm as experts in accounting and auditing.  The audit report covering the 2001 statutory financial statements and schedules refers to a change in the basis of accounting.

The financial  statements of Citicorp Life Variable  Annuity Separate Account as
of  December  31,  2001,  and for the years  ended  December  31, 2001 and 2000, included  herein,  have been  included in reliance  upon the report of KPMG LLP, independent  certified public accountants,  appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.

                                       11

                                    CitiElite

                       STATEMENT OF ADDITIONAL INFORMATION

                      Individual Variable Annuity Contract
                                    issued by

                         Citicorp Life Insurance Company
                                One Tower Square
                              Hartford, Connecticut

L-20675S                                                              May 2002

ANNUAL REPORT
DECEMBER 31, 2001

                         CITICORP LIFE VARIABLE ANNUITY
                         SEPARATE ACCOUNT

One Tower Square
Hartford, CT 06183

                         CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2001

                                      HIGH YIELD BOND   MONEY MARKET   AIM V.I. CAPITAL    AIM V.I. GOVERNMENT
                                           TRUST         PORTFOLIO     APPRECIATION FUND     SECURITIES FUND
                                      ---------------   ------------   -----------------   -------------------
ASSETS:
   Investments at market value: ...     $1,562,214        $498,044        $4,666,654           $2,721,211

   Receivables:
      Dividends ...................             --             423                --                   --
                                        ----------        --------        ----------           ----------

         Total Assets .............      1,562,214         498,467         4,666,654            2,721,211
                                        ----------        --------        ----------           ----------

LIABILITIES:
   Payables:
      Insurance charges ...........            160              51               337                  215
      Administrative fees .........             19               6                59                   33
                                        ----------        --------        ----------           ----------

         Total Liabilities ........            179              57               396                  248
                                        ----------        --------        ----------           ----------

NET ASSETS: ....................        $1,562,035        $498,410        $4,666,258           $2,720,963
                                        ==========        ========        ==========           ==========

                        See Notes to Financial Statements

                                       -1-

                         CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2001

                                                                     AIM V.I.
                                  AIM V.I. GROWTH     AIM V.I.    INTERNATIONAL     AIM V.I.
                                  AND INCOME FUND   GROWTH FUND    EQUITY FUND    VALUE FUND
                                  ---------------   -----------   -------------   -----------
ASSETS:
   Investments at market value:     $4,222,505      $1,376,904     $4,058,166     $11,490,913

   Receivables:
      Dividends ...............             --              --             (1)             --
                                    ----------      ----------     ----------     -----------

         Total Assets .........      4,222,505       1,376,904      4,058,165      11,490,913
                                    ----------      ----------     ----------     -----------

LIABILITIES:
   Payables:
      Insurance charges .......            310             103            290             869
      Administrative fees .....             53              17             51             143
                                    ----------      ----------     ----------     -----------

         Total Liabilities ....            363             120            341           1,012
                                    ----------      ----------     ----------     -----------

NET ASSETS: ...................     $4,222,142      $1,376,784     $4,057,824     $11,489,901
                                    ==========      ==========     ==========     ===========

                        See Notes to Financial Statements

                                       -2-

                         CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2001

                                                                        TEMPLETON
                                                                      INTERNATIONAL
  GROWTH & INCOME     TECHNOLOGY PORTFOLIO -   FRANKLIN SMALL CAP   SECURITIES FUND -   APPRECIATION   EQUITY INDEX PORTFOLIO
PORTFOLIO - CLASS B          CLASS B             FUND - CLASS 2          CLASS 2         PORTFOLIO       - CLASS II SHARES
-------------------   ----------------------   ------------------   -----------------   ------------   ----------------------

     $9,349                  $260,306               $534,560            $1,209,772       $4,799,336           $729,674

         --                        --                    494                   883               --                 --
     ------                  --------               --------            ----------       ----------           --------

      9,349                   260,306                535,054             1,210,655        4,799,336            729,674
     ------                  --------               --------            ----------       ----------           --------

          1                        28                     55                   124              339                 76
         --                         3                      7                    15               60                  9
     ------                  --------               --------            ----------       ----------           --------

          1                        31                     62                   139              399                 85
     ------                  --------               --------            ----------       ----------           --------

     $9,348                  $260,275               $534,992            $1,210,516       $4,798,937           $729,589
     ======                  ========               ========            ==========       ==========           ========

                        See Notes to Financial Statements

                                       -3-

                         CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2001

                                                                                 MFS GLOBAL
                                    FUNDAMENTAL      MFS BOND    MFS EMERGING    GOVERNMENTS
                                  VALUE PORTFOLIO     SERIES     GROWTH SERIES     SERIES
                                  ---------------   ----------   -------------   -----------
ASSETS:
   Investments at market value:       $52,140       $3,172,442    $6,927,170      $436,835

   Receivables:
      Dividends ...............            --                1            --            --
                                      -------       ----------    ----------      --------

         Total Assets .........        52,140        3,172,443     6,927,170       436,835
                                      -------       ----------    ----------      --------

LIABILITIES:
   Payables:
      Insurance charges .......             6              240           514            31
      Administrative fees .....             1               39            87             5
                                      -------       ----------    ----------      --------

         Total Liabilities ....             7              279           601            36
                                      -------       ----------    ----------      --------

NET ASSETS: ...................       $52,133       $3,172,164    $6,926,569      $436,799
                                      =======       ==========    ==========      ========

                        See Notes to Financial Statements

                                       -4-

                         CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2001

                                                                PUTNAM VT SMALL
  MFS MONEY     MFS RESEARCH     MFS TOTAL      TOTAL RETURN    CAP VALUE FUND -
MARKET SERIES      SERIES      RETURN SERIES   BOND PORTFOLIO   CLASS IB SHARES    CAPITAL FUND
-------------   ------------   -------------   --------------   ----------------   ------------

 $3,250,999      $4,472,586     $6,738,241        $92,044           $13,914         $1,733,236

        282              --             --             --                --                 --
 ----------      ----------     ----------        -------           -------         ----------

  3,251,281       4,472,586      6,738,241         92,044            13,914          1,733,236
 ----------      ----------     ----------        -------           -------         ----------

        244             327            491             10                 1                179
         40              56             83              1                --                 21
 ----------      ----------     ----------        -------           -------         ----------

        284             383            574             11                 1                200
 ----------      ----------     ----------        -------           -------         ----------

 $3,250,997      $4,472,203     $6,737,667        $92,033           $13,913         $1,733,036
 ==========      ==========     ==========        =======           =======         ==========

                        See Notes to Financial Statements

                                       -5-

                         CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2001

                                                                                                GROWTH AND INCOME
                                    HIGH YIELD BOND FUND   INVESTORS FUND   TOTAL RETURN FUND       PORTFOLIO
                                    --------------------   --------------   -----------------   -----------------
ASSETS:
   Investments at market value:           $264,666           $1,720,163          $858,835           $277,152

   Receivables:
      Dividends .................               --                   --                --                 --
                                          --------           ----------          --------           --------

         Total Assets ...........          264,666            1,720,163           858,835            277,152
                                          --------           ----------          --------           --------

LIABILITIES:
   Payables:
      Insurance charges .........               27                  178                88                 29
      Administrative fees .......                3                   22                11                  4
                                          --------           ----------          --------           --------

         Total Liabilities ......               30                  200                99                 33
                                          --------           ----------          --------           --------

NET ASSETS:                               $264,636           $1,719,963          $858,736           $277,119
                                          ========           ==========          ========           ========

                        See Notes to Financial Statements

                                       -6-

                         CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2001

                                            SMITH BARNEY PREMIER
    SMITH BARNEY       SMITH BARNEY LARGE     SELECTION ALL CAP    EQUITY INCOME                           MFS EMERGING
GOVERNMENT PORTFOLIO   CAP CORE PORTFOLIO     GROWTH PORTFOLIO      PORTFOLIO      LARGE CAP PORTFOLIO   GROWTH PORTFOLIO
--------------------   ------------------   --------------------   -------------   -------------------   ----------------

      $54,112               $314,224              $259,340            $47,071          $3,429,421            $441,539

           --                     --                    --                 --                  --                  --
      -------               --------              --------            -------          ----------            --------

       54,112                314,224               259,340             47,071           3,429,421             441,539
      -------               --------              --------            -------          ----------            --------

            5                     33                    27                  5                 356                  46
            1                      4                     3                 --                  43                   6
      -------               --------              --------            -------          ----------            --------

            6                     37                    30                  5                 399                  52
      -------               --------              --------            -------          ----------            --------

      $54,106               $314,187              $259,310            $47,066          $3,429,022            $441,487
      =======               ========              ========            =======          ==========            ========

                        See Notes to Financial Statements

                                       -7-

                         CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2001

                                    MFS MID CAP GROWTH   MFS RESEARCH   TRAVELERS QUALITY        AIM CAPITAL
                                        PORTFOLIO          PORTFOLIO      BOND PORTFOLIO    APPRECIATION PORTFOLIO
                                    ------------------   ------------   -----------------   ----------------------
ASSETS:
   Investments at market value:         $1,838,491         $821,551         $743,123              $1,669,767

   Receivables:
      Dividends .................               --               --               --                      --
                                        ----------         --------         --------              ----------

         Total Assets ...........        1,838,491          821,551          743,123               1,669,767
                                        ----------         --------         --------              ----------

LIABILITIES:
   Payables:
      Insurance charges .........              192               85               76                     173
      Administrative fees .......               23               10                9                      21
                                        ----------         --------         --------              ----------

         Total Liabilities ......              215               95               85                     194
                                        ----------         --------         --------              ----------

NET ASSETS:                             $1,838,276         $821,456         $743,038              $1,669,573
                                        ==========         ========         ========              ==========

                        See Notes to Financial Statements

                                       -8-

                         CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2001

                                                                                                    SMITH BARNEY SMALL
                                          SMITH BARNEY                            EMERGING GROWTH      CAP GROWTH
MFS TOTAL RETURN   PUTNAM DIVERSIFIED   AGGRESSIVE GROWTH   SMITH BARNEY LARGE      PORTFOLIO -       OPPORTUNITIES
   PORTFOLIO        INCOME PORTFOLIO        PORTFOLIO       CAP VALUE PORTFOLIO   CLASS II SHARES       PORTFOLIO
----------------   ------------------   -----------------   -------------------   ---------------   ------------------

   $1,623,600           $818,692           $2,274,909             $12,748             $2,638            $1,170,760

           --                 --                   --                  --                 --                    (1)
   ----------           --------           ----------             -------             ------            ----------

    1,623,600            818,692            2,274,909              12,748              2,638             1,170,759
   ----------           --------           ----------             -------             ------            ----------

          167                 84                  163                   1                 --                    96
           20                 10                   29                  --                 --                    14
   ----------           --------           ----------             -------             ------            ----------

          187                 94                  192                   1                 --                   110
   ----------           --------           ----------             -------             ------            ----------

   $1,623,413           $818,598           $2,274,717             $12,747             $2,638            $1,170,649
   ==========           ========           ==========             =======             ======            ==========

                        See Notes to Financial Statements

                                       -9-

                         CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2001

                                         EQUITY-INCOME        GROWTH PORTFOLIO -   HIGH INCOME PORTFOLIO
                                  PORTFOLIO - INITIAL CLASS     INITIAL CLASS        - INITIAL CLASS       OVERSEAS PORTFOLIO
                                  -------------------------   ------------------   ---------------------   ------------------
ASSETS:
   Investments at market value:          $8,364,467              $7,433,519             $2,091,316             $1,647,597

   Receivables:
      Dividends ...............                  --                      --                     --                     --
                                         ----------              ----------             ----------             ----------

         Total Assets .........           8,364,467               7,433,519              2,091,316              1,647,597
                                         ----------              ----------             ----------             ----------

LIABILITIES:
   Payables:
      Insurance charges .......                 610                     579                    154                    120
      Administrative fees .....                 104                      93                     25                     20
                                         ----------              ----------             ----------             ----------

         Total Liabilities ....                 714                     672                    179                    140
                                         ----------              ----------             ----------             ----------

NET ASSETS: ...................          $8,363,753              $7,432,847             $2,091,137             $1,647,457
                                         ==========              ==========             ==========             ==========

                        See Notes to Financial Statements

                                      -10-

                         CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2001

                          CONTRAFUND(R)
                       PORTFOLIO - SERVICE
CONTRAFUND PORTFOLIO          CLASS 2        INDEX 500 PORTFOLIO     COMBINED
--------------------   -------------------   -------------------   -------------

     $8,099,625             $204,279             $12,140,254        $123,653,074

             --                   --                       2               2,083
     ----------             --------             -----------        ------------

      8,099,625              204,279              12,140,256         123,655,157
     ----------             --------             -----------        ------------

            603                   21                     891               9,810
            101                    2                     151               1,537
     ----------             --------             -----------        ------------

            704                   23                   1,042              11,347
     ----------             --------             -----------        ------------

     $8,098,921             $204,256             $12,139,214        $123,643,810
     ==========             ========             ===========        ============

                        See Notes to Financial Statements

                                      -11-

                         CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                             STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2001

                                                       HIGH YIELD BOND   MONEY MARKET    AIM V.I. CAPITAL    AIM V.I.GOVERNMENT
                                                             TRUST        PORTFOLIO     APPREACIATION FUND    SECURITIES FUND
                                                       ---------------   ------------   ------------------   ------------------
INVESTMENT INCOME:
   Dividends .......................................       $ 89,318         $15,484        $        --            $ 79,079
                                                           --------         -------        -----------            --------

EXPENSES:
   Insurance charges ...............................         18,809           5,194             46,685              24,690
   Administrative fees .............................          2,257             624              8,084               3,837
                                                           --------         -------        -----------            --------

      Total expenses ...............................         21,066           5,818             54,769              28,527
                                                           --------         -------        -----------            --------

         Net investment income (loss) ..............         68,252           9,666            (54,769)             50,552
                                                           --------         -------        -----------            --------

REALIZED GAIN (LOSS) AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS:
      Realized gain distribution ...................             --              --            376,874                  --
      Realized gain (loss) on sale of investments ..            868              --            (78,997)             19,186
                                                           --------         -------        -----------            --------

         Realized gain (loss) ......................            868              --            297,877              19,186
                                                           --------         -------        -----------            --------

      Change in unrealized gain (loss)
         on investments ............................         47,237              --         (1,882,846)             58,560
                                                           --------         -------        -----------            --------

   Net increase (decrease) in net assets
      resulting from operations ....................       $116,357         $ 9,666        $(1,639,738)           $128,298
                                                           ========         =======        ===========            ========

                        See Notes to Financial Statements

                                      -12-

                         CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2001

                                                                                                     AIM V.I.
                                                       AIM V.I. GROWTH AND   AIM V.I. GROWTH   INTERNATIONAL EQUITY   AIM V.I.VALUE
                                                           INCOME FUND            FUND                 FUND                FUND
                                                       -------------------   ---------------   --------------------   -------------
INVESTMENT INCOME:
   Dividends .......................................       $     2,108          $   3,287           $    13,929        $    15,359
                                                           -----------          ---------           -----------        -----------

EXPENSES:
   Insurance charges ...............................            44,152             15,381                43,660            118,369
   Administrative fees .............................             7,467              2,561                 7,564             19,546
                                                           -----------          ---------           -----------        -----------

      Total expenses ...............................            51,619             17,942                51,224            137,915
                                                           -----------          ---------           -----------        -----------

         Net investment income (loss) ..............           (49,511)           (14,655)              (37,295)          (122,556)
                                                           -----------          ---------           -----------        -----------

REALIZED GAIN (LOSS) AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS:
      Realized gain distribution ...................                --                 --               108,920            233,142
      Realized gain (loss) on sale of investments ..          (152,084)          (175,122)             (304,860)          (255,667)
                                                           -----------          ---------           -----------        -----------

         Realized gain (loss) ......................          (152,084)          (175,122)             (195,940)           (22,525)
                                                           -----------          ---------           -----------        -----------

      Change in unrealized gain (loss)
         on investments ............................        (1,245,224)          (652,901)           (1,291,449)        (1,877,029)
                                                           -----------          ---------           -----------        -----------

   Net increase (decrease) in net assets
      resulting from operations ....................       $(1,446,819)         $(842,678)          $(1,524,684)       $(2,022,110)
                                                           ===========          =========           ===========        ===========

                        See Notes to Financial Statements

                                      -13-

                         CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2001

                                                                    TEMPLETON
                                                                  INTERNATIONAL
  GROWTH & INCOME     TECHNOLOGY PORTFOLIO   FRANKLIN SMALL CAP   SECURITIES FUND                            EQUITY INDEX PORTFOLIO
PORTFOLIO - CLASS B         CLASS B            FUND - CLASS 2         CLASS 2       APPRECIATION PORTFOLIO    - CLASS II SHARES
-------------------   --------------------   ------------------   ---------------   ----------------------   ----------------------

       $  53                $     --              $   2,327          $  39,524            $  54,788                 $   5,482
       -----                --------              ---------          ---------            ---------                 ---------

          75                   3,584                  7,521             16,606               28,999                    10,307
           9                     430                    902              1,993                5,089                     1,237
       -----                --------              ---------          ---------            ---------                 ---------

          84                   4,014                  8,423             18,599               34,088                    11,544
       -----                --------              ---------          ---------            ---------                 ---------

         (31)                 (4,014)                (6,096)            20,925               20,700                    (6,062)
       -----                --------              ---------          ---------            ---------                 ---------

         411                  25,215                     --            310,850                   --                        --
         (11)                (26,200)               (85,915)           (59,163)             (19,573)                  (39,137)
       -----                --------              ---------          ---------            ---------                 ---------

         400                    (985)               (85,915)           251,687              (19,573)                  (39,137)
       -----                --------              ---------          ---------            ---------                 ---------

        (972)                (88,822)               (46,284)          (528,239)            (216,960)                  (84,791)
       -----                --------              ---------          ---------            ---------                 ---------

       $(603)               $(93,821)             $(138,295)         $(255,627)           $(215,833)                $(129,990)
       =====                ========              =========          =========            =========                 =========

                        See Notes to Financial Statements

                                      -14-

                         CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2001

                                                       FUNDAMENTAL                               MFS GLOBAL
                                                          VALUE      MFS BOND   MFS EMERGING    GOVERNMENTS
                                                        PORTFOLIO     SERIES    GROWTH SERIES      SERIES
                                                       -----------   --------   -------------   -----------
INVESTMENT INCOME:
   Dividends .......................................     $   239     $173,753    $        --      $15,421
                                                         -------     --------    -----------      -------

EXPENSES:
   Insurance charges ...............................         275       26,880         75,738        3,569
   Administrative fees .............................          33        4,371         12,789          625
                                                         -------     --------    -----------      -------

      Total expenses ...............................         308       31,251         88,527        4,194
                                                         -------     --------    -----------      -------

         Net investment income (loss) ..............         (69)     142,502        (88,527)      11,227
                                                         -------     --------    -----------      -------

REALIZED GAIN (LOSS) AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS:
      Realized gain distribution ...................       3,527           --        596,347           --
      Realized gain (loss) on sale of investments ..        (179)      14,400       (430,959)      (1,075)
                                                         -------     --------    -----------      -------

         Realized gain (loss) ......................       3,348       14,400        165,388       (1,075)
                                                         -------     --------    -----------      -------

      Change in unrealized gain (loss)
         on investments ............................      (5,062)      51,484     (4,352,016)       4,411
                                                         -------     --------    -----------      -------

   Net increase (decrease) in net assets
      resulting from operations ....................     $(1,783)    $208,386    $(4,275,155)     $14,563
                                                         =======     ========    ===========      =======

                        See Notes to Financial Statements

                                      -15-

                         CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2001

                                                                 PUTNAM VT SMALL
  MFS MONEY     MFS RESEARCH     MFS TOTAL      TOTAL RETURN      CAP VALUE FUND
MARKET SERIES      SERIES      RETURN SERIES   BOND PORTFOLIO   - CLASS IB SHARES   CAPITAL FUND
-------------   ------------   -------------   --------------   -----------------   ------------

   $103,813     $       788      $ 146,842        $   549            $   --           $ 11,803
   --------     -----------      ---------        -------            ------           --------

     26,775          48,091         60,287            174               103             20,964
      4,454           8,259         10,249             21                13              2,516
   --------     -----------      ---------        -------            ------           --------

     31,229          56,350         70,536            195               116             23,480
   --------     -----------      ---------        -------            ------           --------

     72,584         (55,562)        76,306            354              (116))          (11,677)
   --------     -----------      ---------        -------            ------           --------

         --         757,130        216,814          1,740                --             19,694
         --        (246,558)        48,016             (6)               --              9,370
   --------     -----------      ---------        -------            ------           --------

         --         510,572        264,830          1,734                --             29,064
   --------     -----------      ---------        -------            ------           --------

         --      (1,981,052)      (410,576)        (3,933)            1,046            (27,937)
   --------     -----------      ---------        -------            ------           --------

   $ 72,584     $(1,526,042)     $ (69,440)       $(1,845)           $  930           $(10,550)
   ========     ===========      =========        =======            ======           ========

                        See Notes to Financial Statements

                                      -16-

                         CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2001

                                                      HIGH YIELD    INVESTORS      TOTAL         GROWTH AND
                                                       BOND FUND      FUND      RETURN FUND   INCOME PORTFOLIO
                                                      ----------   ----------   -----------   ----------------
INVESTMENT INCOME:
   Dividends ......................................    $20,687     $  12,619     $ 18,183         $     --
                                                       -------     ---------     --------         --------

EXPENSES:
   Insurance charges ..............................      3,339        21,514        9,849            3,889
   Administrative fees ............................        401         2,582        1,182              467
                                                       -------     ---------     --------         --------

      Total expenses ..............................      3,740        24,096       11,031            4,356
                                                       -------     ---------     --------         --------

         Net investment income (loss) .............     16,947       (11,477)       7,152           (4,356)
                                                       -------     ---------     --------         --------

REALIZED GAIN (LOSS) AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS:
      Realized gain distribution ..................         --        18,945           --               --
      Realized gain (loss) on sale of investments..     (3,165)       10,409        1,034           (8,870)
                                                       -------     ---------     --------         --------

         Realized gain (loss) .....................     (3,165)       29,354        1,034           (8,870)
                                                       -------     ---------     --------         --------

      Change in unrealized gain (loss)
         on investments ...........................     (4,241)     (132,533)     (25,439)         (27,501)
                                                       -------     ---------     --------         --------

   Net increase (decrease) in net assets
      resulting from operations ...................    $ 9,541     $(114,656)    $(17,253)        $(40,727)
                                                       =======     =========     ========         ========

                        See Notes to Financial Statements

                                      -17-

                         CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2001

                                        SMITH BARNEY    SMITH BARNEY PREMIER
    SMITH BARNEY        SELECT SMALL     LARGE CAP       SELECTIONS ALL CAP    EQUITY INCOME    LARGE CAP
GOVERNMENT PORTFOLIO   CAP PORTFOLIO   CORE PORTFOLIO     GROWTH PORTFOLIO       PORTFOLIO      PORTFOLIO
--------------------   -------------   --------------   --------------------   -------------   ----------

      $   --             $     --         $     --            $     --            $   497      $  17,287
      ------             --------         --------            --------            -------      ---------

         757                  643            5,031               3,531                510         46,720
          91                   77              604                 424                 61          5,606
      ------             --------         --------            --------            -------      ---------

         848                  720            5,635               3,955                571         52,326
      ------             --------         --------            --------            -------      ---------

        (848)                (720)          (5,635)             (3,955)               (74)       (35,039)
      ------             --------         --------            --------            -------      ---------

          --                   --               --                  --                101          2,567
         887              (39,131)         (25,102)               (717)              (220)      (146,841)
      ------             --------         --------            --------            -------      ---------

         887              (39,131)         (25,102)               (717)              (119)      (144,274)
      ------             --------         --------            --------            -------      ---------

       2,694               25,419          (40,610)            (46,356)            (3,655)      (616,582)
      ------             --------         --------            --------            -------      ---------

      $2,733             $(14,432)        $(71,347)           $(51,028)           $(3,848)     $(795,895)
      ======             ========         ========            ========            =======      =========

                        See Notes to Financial Statements

                                      -18-

                         CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2001

                                                         MFS EMERGING       MFS MID CAP      MFS RESEARCH   TRAVELERS QUALITY
                                                       GROWTH PORTFOLIO   GROWTH PORTFOLIO     PORTFOLIO      BOND PORTFOLIO
                                                       ----------------   ----------------   ------------   -----------------
INVESTMENT INCOME:
   Dividends .......................................       $      --          $      --        $     382         $26,175
                                                           ---------          ---------        ---------         -------

EXPENSES:
   Insurance charges ...............................           5,208             25,954           12,134          10,116
   Administrative fees .............................             625              3,114            1,456           1,214
                                                           ---------          ---------        ---------         -------

      Total expenses ...............................           5,833             29,068           13,590          11,330
                                                           ---------          ---------        ---------         -------

         Net investment income (loss) ..............          (5,833)           (29,068)         (13,208)         14,845
                                                           ---------          ---------        ---------         -------

REALIZED GAIN (LOSS) AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS:
      Realized gain distribution ...................          97,817            439,029           60,154              --
      Realized gain (loss) on sale of investments ..         (22,500)           (57,753)         (61,182)         18,241
                                                           ---------          ---------        ---------         -------

         Realized gain (loss) ......................          75,317            381,276           (1,028)         18,241
                                                           ---------          ---------        ---------         -------

      Change in unrealized gain (loss)
         on investments ............................        (261,231)          (981,057)        (269,079)         13,391
                                                           ---------          ---------        ---------         -------

   Net increase (decrease) in net assets
      resulting from operations ....................       $(191,747)         $(628,849)       $(283,315)        $46,477
                                                           =========          =========        =========         =======

                        See Notes to Financial Statements

                                      -19-

                         CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2001

 AIM CAPITAL                            PUTNAM           SMITH BARNEY       SMITH BARNEY     EMERGING GROWTH
APPRECIATION      MFS TOTAL       DIVERSIFIED INCOME   AGGRESSIVE GROWTH   LARGE CAP VALUE     PORTFOLIO -
 PORTFOLIO     RETURN PORTFOLIO       PORTFOLIO           PORTFOLIO          PORTFOLIO       CLASS II SHARES
------------   ----------------   ------------------   -----------------   ---------------   ---------------

 $      --        $  50,771            $62,995             $     --             $ --              $  --
 ---------        ---------            -------             --------             ----              -----

    22,697           22,137             10,092               12,782               32                 14
     2,724            2,656              1,211                2,259                4                  2
 ---------        ---------            -------             --------             ----              -----

    25,421           24,793             11,303               15,041               36                 16
 ---------        ---------            -------             --------             ----              -----

   (25,421)          25,978             51,692              (15,041)             (36)               (16)
 ---------        ---------            -------             --------             ----              -----

   489,108           63,182                 --                   --               --                 --
  (166,298)          14,272             (2,626)              (3,750)              --                 (3)
 ---------        ---------            -------             --------             ----              -----

   322,810           77,454             (2,626)              (3,750)              --                 (3)
 ---------        ---------            -------             --------             ----              -----

  (862,019)        (130,078)            27,250)             (47,703)             405               (149)
 ---------        ---------            -------             --------             ----              -----

 $(564,630)       $ (26,646)           $21,816             $(66,494)            $369              $(168)
 =========        =========            =======             ========             ====              =====

                        See Notes to Financial Statements

                                      -20-

                         CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2001

                                                         CITISELECT(R)    CITISELECT(R)   CITISELECT(R)    CITISELECT(R)
                                                           VIP FOLIO        VIP FOLIO       VIP FOLIO        VIP FOLIO
                                                       200 CONSERVATIVE   300 BALANCED     400 GROWTH     500 GROWTH PLUS
                                                       ----------------   -------------   -------------   ---------------
INVESTMENT INCOME:
   Dividends .......................................       $ 157,539        $ 158,629       $  46,236        $  12,847
                                                           ---------        ---------       ---------        ---------

EXPENSES:
   Insurance charges ...............................           6,422            8,439           4,056            1,638
   Administrative fees .............................           1,126            1,492             720              292
                                                           ---------        ---------       ---------        ---------

      Total expenses ...............................           7,548            9,931           4,776            1,930
                                                           ---------        ---------       ---------        ---------

         Net investment income (loss) ..............         149,991          148,698          41,460           10,917
                                                           ---------        ---------       ---------        ---------

REALIZED GAIN (LOSS) AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS:
      Realized gain distribution ...................           4,363          102,873          76,150           48,776
      Realized gain (loss) on sale of investments ..        (266,341)        (443,714)       (231,187)        (135,128)
                                                           ---------        ---------       ---------        ---------

         Realized gain (loss) ......................        (261,978)        (340,841)       (155,037)         (86,352)
                                                           ---------        ---------       ---------        ---------

      Change in unrealized gain (loss)
         on investments ............................          63,561           32,871           4,084           13,112
                                                           ---------        ---------       ---------        ---------

      Net increase (decrease) in net assets
         resulting from operations .................       $ (48,426)       $(159,272)      $(109,493)       $ (62,323)
                                                           =========        =========       =========        =========

                        See Notes to Financial Statements

                                      -21-

                         CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2001

  SMITH BARNEY
SMALL CAP GROWTH      EQUITY-INCOME
 OPPORTUNITIES     PORTFOLIO - INITIAL   GROWTH PORTFOLIO -   HIGH INCOME PORTFOLIO -                        CONTRAFUND
  PORTFOLIO              CLASS             INITIAL CLASS           INITIAL CLASS        OVERSEAS PORTFOLIO    PORTFOLIO
----------------   -------------------   ------------------   -----------------------   ------------------   -----------

    $      --          $   161,344          $     7,614              $ 380,628               $ 120,101       $    78,811
    ---------          -----------          -----------              ---------               ---------       -----------

       10,425               80,516               82,958                 23,174                  18,930            81,126
        1,595               13,700               13,298                  3,893                   3,209            13,479
    ---------          -----------          -----------              ---------               ---------       -----------

       12,020               94,216               96,256                 27,067                  22,139            94,605
    ---------          -----------          -----------              ---------               ---------       -----------

      (12,020)              67,128              (88,642)               353,561                  97,962           (15,794)
    ---------          -----------          -----------              ---------               ---------       -----------

      133,482              453,301              715,715                     --                 189,838           278,158
      (16,287)            (115,555)            (660,768)              (475,521)               (230,655)         (263,568)
    ---------          -----------          -----------              ---------               ---------       -----------

      117,195              337,746               54,947               (475,521)                (40,817)           14,590
    ---------          -----------          -----------              ---------               ---------       -----------

     (292,078)          (1,021,094)          (2,005,396)              (224,074)               (629,330)       (1,422,739)
    ---------          -----------          -----------              ---------               ---------       -----------

    $(186,903)         $  (616,220)         $(2,039,091)             $(346,034)              $(572,185)      $(1,423,943)
    =========          ===========          ===========              =========               =========       ===========

                        See Notes to Financial Statements

                                      -22-

                         CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2001

                                                           CONTRAFUND(R)
                                                        PORTFOLIO - SERVICE
                                                              CLASS 2         INDEX 500 PORTFOLIO     COMBINED
                                                        -------------------   -------------------   ------------
INVESTMENT INCOME:
   Dividends ........................................        $  1,292             $   168,274       $  2,276,857
                                                             --------             -----------       ------------

EXPENSES:
   Insurance charges ................................           2,387                 119,259          1,303,167
   Administrative fees ..............................             286                  20,205            204,985
                                                             --------             -----------       ------------

      Total expenses ................................           2,673                 139,464          1,508,152
                                                             --------             -----------       ------------

         Net investment income (loss) ...............          (1,381)                 28,810            768,705
                                                             --------             -----------       ------------

REALIZED GAIN (LOSS) AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS:
      Realized gain distribution ....................           4,846                      --          5,829,069
      Realized gain (loss) on sale of investments ...          (4,603)                (56,589)        (5,176,897)
                                                             --------             -----------       ------------

         Realized gain (loss) .......................             243                 (56,589)           652,172
                                                             --------             -----------       ------------

      Change in unrealized gain (loss)
         on investments .............................         (25,972)             (1,984,573)       (25,458,557)
                                                             --------             -----------       ------------

   Net increase (decrease) in net assets
      resulting from operations .....................        $(27,110)            $(2,012,352)      $(24,037,680)
                                                             ========             ===========       ============

                        See Notes to Financial Statements

                                      -23-

                         CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                       STATEMENT OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000

                                                      HIGH YIELD BOND TRUST    MONEY MARKET PORTFOLIO
                                                     -----------------------   ----------------------
                                                        2001         2000        2001         2000
                                                     ----------   ----------   ---------   ---------
OPERATIONS:
   Net investment income (loss) ..................   $   68,252   $   72,231   $   9,666   $  12,446
   Realized gain (loss) ..........................          868       (1,218)         --          --
   Change in unrealized gain (loss)
      on investments .............................       47,237      (79,677)         --          --
                                                     ----------   ----------   ---------   ---------

      Net increase (decrease) in net assets
         resulting from operations ...............      116,357       (8,664)      9,666      12,446
                                                     ----------   ----------   ---------   ---------

UNIT TRANSACTIONS:
   Participant purchase payments .................           --       45,310      81,835      69,890
   Participant transfers from other
      Travelers accounts .........................      122,055    1,001,805     639,845     401,775
   Administrative charges ........................         (127)         (67)       (238)       (134)
   Contract surrenders ...........................      (53,766)     (16,483)    (27,140)    (32,595)
   Participant transfers to other
      Travelers accounts .........................      (24,740)      (3,451)   (525,222)   (237,089)
   Other payments to participants ................           --           --          --          --
                                                     ----------   ----------   ---------   ---------

      Net increase (decrease) in net assets
         resulting from unit transactions ........       43,422    1,027,114     169,080     201,847
                                                     ----------   ----------   ---------   ---------

         Net increase (decrease) in net assets ...      159,779    1,018,450     178,746     214,293

NET ASSETS:
      Beginning of year ..........................    1,402,256      383,806     319,664     105,371
                                                     ----------   ----------   ---------   ---------
      End of year ................................   $1,562,035   $1,402,256   $ 498,410   $ 319,664
                                                     ==========   ==========   =========   =========

                                                     AIM V.I. CAPITAL APPRECIATION
                                                                FUND
                                                     -----------------------------
                                                           2001          2000
                                                       -----------   -----------
OPERATIONS:
   Net investment income (loss) ..................     $   (54,769)  $   (78,153)
   Realized gain (loss) ..........................         297,877       512,497
   Change in unrealized gain (loss)
      on investments .............................      (1,882,846)   (1,436,000)
                                                       -----------   -----------

      Net increase (decrease) in net assets
         resulting from operations ...............      (1,639,738)   (1,001,656)
                                                       -----------   -----------

UNIT TRANSACTIONS:
   Participant purchase payments .................         255,574       305,217
   Participant transfers from other
      Travelers accounts .........................         242,384     1,251,635
   Administrative charges ........................          (1,114)         (663)
   Contract surrenders ...........................        (423,843)     (553,387)
   Participant transfers to other
      Travelers accounts .........................        (540,636)     (299,838)
   Other payments to participants ................         (44,933)           --
                                                       -----------   -----------

      Net increase (decrease) in net assets
         resulting from unit transactions ........        (512,568)      702,964
                                                       -----------   -----------

         Net increase (decrease) in net assets ...      (2,152,306)     (298,692)

NET ASSETS:
      Beginning of year ..........................       6,818,564     7,117,256
                                                       -----------   -----------
      End of year ................................     $ 4,666,258   $ 6,818,564
                                                       ===========   ===========

                        See Notes to Financial Statements

                                      -24-

                         CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000

                                                    AIM V.I. GOVERNMENT    AIM V.I. GROWTH AND INCOME
                                                      SECURITIES FUND                 FUND
                                                 -----------------------   --------------------------
                                                    2001         2000         2001           2000
                                                 ----------   ----------   -----------   -----------
OPERATIONS:
   Net investment income (loss) ..............   $   50,552   $   91,205   $   (49,511)  $   (69,144)
   Realized gain (loss) ......................       19,186      (11,255)     (152,084)      904,264
   Change in unrealized gain (loss)
      on investments .........................       58,560      119,351    (1,245,224)   (1,944,470)
                                                 ----------   ----------   -----------   -----------

      Net increase (decrease) in net assets
         resulting from operations ...........      128,298      199,301    (1,446,819)   (1,109,350)
                                                 ----------   ----------   -----------   -----------

UNIT TRANSACTIONS:
   Participant purchase payments .............          310       58,337       248,143       182,221
   Participant transfers from other
      Travelers accounts .....................      507,327      317,987       173,615       959,013
   Administrative charges ....................         (375)        (275)         (934)         (671)
   Contract surrenders .......................     (198,516)    (226,994)     (371,776)     (390,201)
   Participant transfers to other
      Travelers accounts .....................     (125,986)    (256,106)     (407,277)   (1,460,947)
   Other payments to participants ............      (97,881)          --       (81,052)     (150,671)
                                                 ----------   ----------   -----------   -----------

      Net increase (decrease) in net assets
         resulting from unit transactions ....       84,879     (107,051)     (439,281)     (861,256)
                                                 ----------   ----------   -----------   -----------

         Net increase (decrease) in net assets      213,177       92,250    (1,886,100)   (1,970,606)

NET ASSETS:
      Beginning of year ......................    2,507,786    2,415,536     6,108,242     8,078,848
                                                 ----------   ----------   -----------   -----------
      End of year ............................   $2,720,963   $2,507,786   $ 4,222,142   $ 6,108,242
                                                 ==========   ==========   ===========   ===========

                                                       AIM V.I. GROWTH FUND
                                                     ------------------------
                                                        2001          2000
                                                     -----------   ----------
OPERATIONS:
   Net investment income (loss) ..................   $   (14,655)  $  (32,710)
   Realized gain (loss) ..........................      (175,122)     233,238
   Change in unrealized gain (loss)
      on investments .............................      (652,901)    (886,258)
                                                     -----------   ----------

      Net increase (decrease) in net assets
         resulting from operations ...............      (842,678)    (685,730)
                                                     -----------   ----------

UNIT TRANSACTIONS:
   Participant purchase payments .................        26,669      148,763
   Participant transfers from other
      Travelers accounts .........................        39,044      455,651
   Administrative charges ........................          (544)        (336)
   Contract surrenders ...........................      (229,683)     (98,820)
   Participant transfers to other
      Travelers accounts .........................      (155,605)    (326,952)
   Other payments to participants ................       (21,217)          --
                                                     -----------   ----------

      Net increase (decrease) in net assets
         resulting from unit transactions ........      (341,336)     178,306)
                                                     -----------   ----------

         Net increase (decrease) in net assets ...    (1,184,014)    (507,424)

NET ASSETS:
      Beginning of year ..........................     2,560,798    3,068,222
                                                     -----------   ----------
      End of year ................................   $ 1,376,784   $2,560,798
                                                     ===========   ==========

                        See Notes to Financial Statements

                                      -25-

                         CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000

  AIM V.I. INTERNATIONAL                                GROWTH & INCOME PORTFOLIO -
       EQUITY FUND             AIM V.I. VALUE FUND              CLASS B               TECHNOLOGY PORTFOLIO-CLASS B
-------------------------   -------------------------   ---------------------------   ----------------------------
    2001          2000           2001         2000              2001    2000                2001       2000
-----------   -----------   -----------   -----------         -------   ----              --------   --------

$   (37,295)  $   (61,126)  $  (122,556)  $  (149,085)        $   (31)   $--              $ (4,014)  $    149
   (195,940)      641,347       (22,525)    1,275,111             400     --                  (985)      (253)

 (1,291,449)   (3,016,790)   (1,877,029)   (3,853,695)           (972)    --               (88,822)   (84,626)
-----------   -----------   -----------   -----------         -------   ----              --------   --------

 (1,524,684)   (2,436,569)   (2,022,110)   (2,727,669)           (603)    --               (93,821)   (84,730)
-----------   -----------   -----------   -----------         -------   ----              --------   --------

     97,251       346,091       250,757       706,201              --     --                 5,788    153,427

     79,632     1,446,265       432,041     2,380,594          10,000     --               113,305    200,361
       (916)         (461)       (2,788)       (1,701)             (3)    --                  (128)        --
   (515,763)     (567,845)     (995,387)   (1,377,861)             --     --                (9,665)      (908)

   (705,709)     (285,884)     (891,533)     (604,829)            (46)    --               (23,031)      (323)
    (10,950)       (5,285)     (146,722)      (28,915)             --     --                    --         --
-----------   -----------   -----------   -----------         -------   ----              --------   --------

 (1,056,455)      932,881    (1,353,632)    1,073,489           9,951     --                86,269    352,557
-----------   -----------   -----------   -----------         -------   ----              --------   --------

 (2,581,139)   (1,503,688)   (3,375,742)   (1,654,180)          9,348     --                (7,552)   267,827

  6,638,963     8,142,651    14,865,643    16,519,823              --     --               267,827         --
-----------   -----------   -----------   -----------         -------   ----              --------   --------
$ 4,057,824   $ 6,638,963   $11,489,901   $14,865,643         $ 9,348    $--              $260,275   $267,827
===========   ===========   ===========   ===========         =======   ====              ========   ========

                        See Notes to Financial Statements

                                      -26-

                         CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000

                                                                           TEMPLETON INTERNATIONAL
                                                    FRANKLIN SMALL CAP            SECURITIES           APPRECIATION
                                                      FUND -  CLASS 2           FUND -  CLASS 2          PORTFOLIO
                                                  ----------------------   -----------------------   -----------------
                                                     2001        2000         2001         2000         2001      2000
                                                  ---------   ----------   ----------   ----------   ----------   ----
OPERATIONS:
   Net investment income (loss) ...............   $  (6,096)  $    7,677   $   20,925   $  131,292   $   20,700    $--
   Realized gain (loss) .......................     (85,915)      60,980      251,687      (16,492)     (19,573)    --
   Change in unrealized gain (loss)
      on investments ..........................     (46,284)    (256,549)    (528,239)    (149,320)    (216,960)    --
                                                  ---------   ----------   ----------   ----------   ----------    ---

      Net increase (decrease) in net assets
         resulting from operations ............    (138,295)    (187,892)    (255,627)     (34,520)    (215,833)    --
                                                  ---------   ----------   ----------   ----------   ----------    ---

UNIT TRANSACTIONS:
   Participant purchase payments ..............       2,000       73,694       24,686      437,630          400     --
   Participant transfers from other
      Travelers accounts ......................      88,957    1,273,983      152,704      695,823    5,727,259     --
   Administrative charges .....................        (275)        (197)        (558)        (304)        (788)    --
   Contract surrenders ........................     (62,041)    (170,156)    (117,472)    (124,220)    (584,006)    --
   Participant transfers to other
      Travelers accounts ......................    (126,422)    (786,919)     (63,492)    (108,183)    (101,908)    --
   Other payments to participants .............          --           --           --           --      (26,187)    --
                                                  ---------   ----------   ----------   ----------   ----------    ---

      Net increase (decrease) in net assets
         resulting from unit transactions .....     (97,781)     390,405       (4,132)     900,746    5,014,770     --
                                                  ---------   ----------   ----------   ----------   ----------    ---

         Net increase (decrease) in net assets     (236,076)     202,513     (259,759)     866,226    4,798,937     --

NET ASSETS:
      Beginning of year .......................     771,068      568,555    1,470,275      604,049           --     --
                                                  ---------   ----------   ----------   ----------   ----------    ---
      End of year .............................   $ 534,992   $  771,068   $1,210,516   $1,470,275   $4,798,937    $--
                                                  =========   ==========   ==========   ==========   ==========    ===

                        See Notes to Financial Statements

                                      -27-

                         CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000

    EQUITY INDEX
 PORTFOLIO - CLASS II     FUNDAMENTAL                                      MFS EMERGING
       SHARES           VALUE PORTFOLIO       MFS BOND  SERIES            GROWTH SERIES
---------------------   ---------------   -----------------------   -------------------------
  2001         2000       2001     2000      2001         2000          2001         2000
---------   ---------   --------   ----   ----------   ----------   -----------   -----------

$  (6,062)  $  (6,950)  $    (69)   $--   $  142,502   $  102,479   $   (88,527)  $   690,160
  (39,137)        283      3,348     --       14,400      (14,879)      165,388     1,289,974

  (84,791)    (89,677)    (5,062)    --       51,484      106,942    (4,352,016)   (5,359,090)
---------   ---------   --------   ----   ----------   ----------   -----------   -----------

 (129,990)    (96,344)    (1,783)    --      208,386      194,542    (4,275,155)   (3,378,956)
---------   ---------   --------   ----   ----------   ----------   -----------   -----------

   15,206     161,777         --     --        1,000       50,419       179,702       213,553

  117,942     645,798     54,638     --    1,012,359       63,950       105,671     3,838,351
     (553)       (324)       (21)    --         (448)        (257)       (1,378)         (986)
 (178,488)    (14,498)      (701)    --     (342,801)    (157,721)     (724,936)   (1,188,383)

  (63,270)    (55,441)        --     --     (243,749)    (708,520)   (1,384,122)   (1,384,894)
       --          --         --     --      (26,366)          --        (3,341)      (43,360)
---------   ---------   --------   ----   ----------   ----------   -----------   -----------

 (109,163)    737,312     53,916     --      399,995     (752,129)   (1,828,404)    1,434,281
---------   ---------   --------   ----   ----------   ----------   -----------   -----------

 (239,153)    640,968     52,133     --      608,381     (557,587)   (6,103,559)   (1,944,675)

  968,742     327,774         --     --    2,563,783    3,121,370    13,030,128    14,974,803
---------   ---------   --------   ----   ----------   ----------   -----------   -----------
$ 729,589   $ 968,742   $ 52,133    $--   $3,172,164   $2,563,783   $ 6,926,569   $13,030,128
=========   =========   ========   ====   ==========   ==========   ===========   ===========

                        See Notes to Financial Statements

                                      -28-

                         CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000

                                                      MFS GLOBAL
                                                 GOVERNMENTS SERIES     MFS MONEY MARKET SERIES       MFS RESEARCH SERIES
                                                 -------------------   -------------------------   -------------------------
                                                   2001       2000        2001          2000          2001          2000
                                                 --------   --------   -----------   -----------   -----------   -----------
OPERATIONS:
   Net investment income (loss) ..............   $ 11,227   $ 15,161   $    72,584   $    88,324   $   (55,562)  $   411,131
   Realized gain (loss) ......................     (1,075)    (2,888)           --            --       510,572       338,547
   Change in unrealized gain (loss)
      on investments .........................      4,411      3,163            --            --    (1,981,052)   (1,181,689)
                                                 --------   --------   -----------   -----------   -----------   -----------

      Net increase (decrease) in net assets
         resulting from operations ...........     14,563     15,436        72,584        88,324    (1,526,042)     (432,011)
                                                 --------   --------   -----------   -----------   -----------   -----------

UNIT TRANSACTIONS:
   Participant purchase payments .............        408     20,691       125,000       505,091        16,300        92,969
   Participant transfers from other
      Travelers accounts .....................     28,471     39,439     3,235,364     2,678,763        96,682       463,045
   Administrative charges ....................        (77)       (16)         (327)         (161)         (966)         (453)
   Contract surrenders .......................    (12,817)   (41,994)     (923,577)   (1,213,818)     (716,505)     (581,566)
   Participant transfers to other
      Travelers accounts .....................     (9,225)   (30,441)   (1,220,176)   (2,144,080)     (374,010)     (447,525)
   Other payments to participants ............         --         --       (80,451)           --        (4,390)       (3,209)
                                                 --------   --------   -----------   -----------   -----------   -----------

      Net increase (decrease) in net assets
         resulting from unit transactions ....      6,760    (12,321)    1,135,833      (174,205)     (982,889)     (476,739)
                                                 --------   --------   -----------   -----------   -----------   -----------

         Net increase (decrease) in net assets     21,323      3,115     1,208,417       (85,881)   (2,508,931)     (908,750)

NET ASSETS:
      Beginning of year ......................    415,476    412,361     2,042,580     2,128,461     6,981,134     7,889,884
                                                 --------   --------   -----------   -----------   -----------   -----------
      End of year ............................   $436,799   $415,476   $ 3,250,997   $ 2,042,580   $ 4,472,203   $ 6,981,134
                                                 ========   ========   ===========   ===========   ===========   ===========

                        See Notes to Financial Statements

                                      -29-

                         CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000

                                                PUTNAM VT
                                                SMALL CAP
                            TOTAL RETURN      VALUE FUND -
 MFS TOTAL RETURN SERIES   BOND PORTFOLIO    CLASS IB SHARES        CAPITAL FUND
------------------------   ---------------   ---------------   -----------------------
   2001         2000         2001     2000     2001     2000       2001         2000
----------   -----------   --------   ----   -------    ----   ----------   ----------

$   76,306   $  227,458    $   354     $--   $  (116)    $--   $  (11,677)  $    9,906
   264,830       56,114      1,734      --        --      --       29,064       86,950

  (410,576)     564,423     (3,933)     --     1,046      --      (27,937)      54,800
----------   ----------    -------    ----   -------    ----   ----------   ----------

   (69,440)     847,995     (1,845)     --       930      --      (10,550)     151,656
----------   ----------    -------    ----   -------    ----   ----------   ----------

    84,491       53,276         --      --        --      --       72,040      206,592

 1,129,436      523,937     93,878      --    12,987      --      467,872      762,534
      (954)        (490)        --      --        (4)     --         (720)        (365)
  (766,963)    (247,194)        --      --        --      --      (30,831)     (52,489)

  (251,908)    (640,157)        --      --        --      --     (255,153)     (87,907)
   (66,279)     (82,781)        --      --        --      --      (31,044)          --
----------   ----------    -------    ----   -------    ----   ----------   ----------

   127,823     (393,409)    93,878      --    12,983      --      222,164      828,365
----------   ----------    -------    ----   -------    ----   ----------   ----------

    58,383      454,586     92,033      --    13,913      --      211,614      980,021

 6,679,284    6,224,698         --      --        --      --    1,521,422      541,401
----------   ----------    -------    ----   -------    ----   ----------   ----------
$6,737,667   $6,679,284    $92,033     $--   $13,913     $--   $1,733,036   $1,521,422
==========   ==========    =======    ====   =======    ====   ==========   ==========

                        See Notes to Financial Statements

                                      -30-

                         CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000

                                                    HIGH YIELD BOND FUND        INVESTORS FUND        TOTAL RETURN FUND
                                                    --------------------   -----------------------   --------------------
                                                      2001       2000         2001         2000        2001        2000
                                                    --------   ---------   ----------   ----------   --------    --------
OPERATIONS:
   Net investment income (loss) .................   $ 16,947   $  20,227   $  (11,477)  $   (5,994)  $  7,152    $ 14,697
   Realized gain (loss) .........................     (3,165)     (9,163)      29,354       49,763      1,034     (16,527)
   Change in unrealized gain (loss)
      on investments ............................     (4,241)    (15,904)    (132,533)     164,482    (25,439)     49,803
                                                    --------   ---------   ----------   ----------   --------    --------

      Net increase (decrease) in net assets
         resulting from operations ..............      9,541      (4,840)    (114,656)     208,251    (17,253)     47,973
                                                    --------   ---------   ----------   ----------   --------    --------

UNIT TRANSACTIONS:
   Participant purchase payments ................     17,640      11,582        8,393      247,501     64,579      14,158
   Participant transfers from other
      Travelers accounts ........................     20,000     136,712      277,208      616,899    136,018     331,824
   Administrative charges .......................       (153)       (103)        (663)        (420)      (403)       (269)
   Contract surrenders ..........................    (36,667)    (14,313)     (29,043)     (10,427)   (45,824)    (50,761)
   Participant transfers to other
      Travelers accounts ........................     (7,917)   (116,484)    (142,798)    (223,484)   (27,653)    257,578)
   Other payments to participants ...............         --          --       (9,855)          --         --          --
                                                    --------   ---------   ----------   ----------   --------    --------

      Net increase (decrease) in net assets
         resulting from unit transactions .......     (7,097)     17,394      103,242      630,069    126,717      37,374
                                                    --------   ---------   ----------   ----------   --------    --------

         Net increase (decrease) in net assets ..      2,444      12,554      (11,414)     838,320    109,464      85,347

NET ASSETS:
   Beginning of year ............................    262,192     249,638    1,731,377      893,057    749,272     663,925
                                                    --------   ---------   ----------   ----------   --------    --------
   End of year ..................................   $264,636   $ 262,192   $1,719,963   $1,731,377   $858,736    $749,272
                                                    ========   =========   ==========   ==========   ========    ========

                        See Notes to Financial Statements

                                      -31-

                         CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                  STATEMENT OF CHANGES IN NET ASSETS-CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000

  GROWTH AND INCOME    SMITH BARNEY GOVERNMENT                                SMITH BARNEY LARGE CAP
     PORTFOLIO                PORTFOLIO          SELECT SMALL CAP PORTFOLIO        CORE PORTFOLIO
--------------------   -----------------------   --------------------------   ----------------------
  2001        2000        2001       2000            2001        2000             2001       2000
---------   --------    --------   ---------       ---------   --------        ---------   --------

$  (4,356)  $ (2,263)   $   (848)  $   3,147       $    (720)  $ (1,055)       $  (5,635)  $ (5,533)
   (8,870)     4,973         887         364         (39,131)     8,225          (25,102)     5,966

  (27,501)   (29,020)      2,694       1,679          25,419    (26,600)         (40,610)   (52,866)
---------   --------    --------   ---------       ---------   --------        ---------   --------

  (40,727)   (26,310)      2,733       5,190         (14,432)   (19,430)         (71,347)   (52,433)
---------   --------    --------   ---------       ---------   --------        ---------   --------

    5,040    118,232          --      97,697             964     32,323            3,600    225,957

    7,536    286,865       2,913      48,021          52,675    117,586           63,713    324,304
     (161)      (125)        (45)        (37)            (21)       (19)            (191)      (102)
  (50,045)   (35,539)         --        (500)           (191)      (288)        (196,647)   (25,071)

  (63,732)   (72,445)    (23,660)   (100,571)       (169,904)    (6,217)        (102,859)   (76,520)
       --         --          --          --              --         --               --         --
---------   --------    --------   ---------       ---------   --------        ---------   --------

 (101,362)   296,988     (20,792)     44,610        (116,477)   143,385         (232,384)   448,568
---------   --------    --------   ---------       ---------   --------        ---------   --------

 (142,089)   270,678     (18,059)     49,800        (130,909)   123,955         (303,731)   396,135

  419,208    148,530      72,165      22,365         130,909      6,954          617,918    221,783
---------   --------    --------   ---------       ---------   --------        ---------   --------
$ 277,119   $419,208    $ 54,106   $  72,165       $      --   $130,909        $ 314,187   $617,918
=========   ========    ========   =========       =========   ========        =========   ========

                        See Notes to Financial Statements

                                      -32-

                         CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000

                                                    SMITH BARNEY PREMIER
                                                       SELECTIONS ALL        EQUITY INCOME
                                                      GROWTH PORTFOLIO         PORTFOLIO          LARGE CAP PORTFOLIO
                                                    --------------------   -----------------   -------------------------
                                                       2001       2000       2001     2000        2001          2000
                                                    ---------   --------   -------   -------   -----------   -----------
OPERATIONS:
   Net investment income (loss) .................   $  (3,955)  $ (1,952)  $   (74)  $    88   $   (35,039)  $    (4,883)
   Realized gain (loss) .........................        (717)     4,338      (119)       --      (144,274)      245,408
   Change in unrealized gain (loss)
      on investments ............................     (46,356)    18,076    (3,655)      722      (616,582)   (1,044,445)
                                                    ---------   --------   -------   -------   -----------   -----------

      Net increase (decrease) in net assets
         resulting from operations ..............     (51,028)    20,462    (3,848)      810      (795,895)     (803,920)
                                                    ---------   --------   -------   -------   -----------   -----------

UNIT TRANSACTIONS:
   Participant purchase payments ................       1,440     55,558    26,744     4,147       107,790       947,392
   Participant transfers from other
      Travelers accounts ........................      54,654    253,336     9,651    12,122       191,980     2,089,443
   Administrative charges .......................        (139)       (62)      (30)       --        (2,036)       (1,407)
   Contract surrenders ..........................     (95,388)    (9,477)   (2,530)       --      (181,805)     (160,644)
   Participant transfers to other
      Travelers accounts ........................     (33,970)    (9,267)       --        --      (335,068)     (205,195)
   Other payments to participants ...............          --         --        --        --        (6,252)           --
                                                    ---------   --------   -------   -------   -----------   -----------

      Net increase (decrease) in net assets
         resulting from unit transactions .......     (73,403)   290,088    33,835    16,269      (225,391)    2,669,589
                                                    ---------   --------   -------   -------   -----------   -----------

         Net increase (decrease) in net assets ..    (124,431)   310,550    29,987    17,079    (1,021,286)    1,865,669

NET ASSETS:
   Beginning of year ............................     383,741     73,191    17,079        --     4,450,308     2,584,639
                                                    ---------   --------   -------   -------   -----------   -----------
   End of year ..................................   $ 259,310   $383,741   $47,066   $17,079   $ 3,429,022   $ 4,450,308
                                                    =========   ========   =======   =======   ===========   ===========

                        See Notes to Financial Statements

                                      -33-

                         CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000

    MFS EMERGING              MFS MID CAP             MFS RESEARCH          TRAVELERS QUALITY
  GROWTH PORTFOLIO          GROWTH PORTFOLIO           PORTFOLIO              BOND PORTFOLIO
--------------------   -----------------------   -----------------------   --------------------
  2001        2000        2001         2000         2001         2000        2001        2000
---------   --------   ----------   ----------   ----------   ----------   ---------   --------

$  (5,833)  $  1,032   $  (29,068)  $  123,035   $  (13,208)  $   (1,423)  $  14,845   $ 18,302
   75,317       (217)     381,276      149,115       (1,028)      46,724      18,241       (304)

 (261,231)   (66,615)    (981,057)    (233,054)    (269,079)    (141,903)     13,391     14,412
---------   --------   ----------   ----------   ----------   ----------   ---------   --------

 (191,747)   (65,800)    (628,849)      39,096     (283,315)     (96,602)     46,477     32,410
---------   --------   ----------   ----------   ----------   ----------   ---------   --------

   36,033    233,675       65,543      726,240      167,533      176,254      98,057     68,322

  230,005    255,492      225,846    1,016,797      169,979      384,695     123,670    323,242
     (177)        --         (890)        (476)        (380)        (294)       (340)      (229)
  (32,493)      (705)    (192,997)    (318,824)     (24,903)    (234,509)    (50,820)   (22,147)

  (17,950)        --     (120,051)    (108,450)    (245,424)     (86,743)   (124,125)    (7,141)
   (4,846)        --       (6,063)          --      (76,935)          --     (70,360)        --
---------   --------   ----------   ----------   ----------   ----------   ---------   --------

  210,572    488,462      (28,612)   1,315,287      (10,130)     239,403     (23,918)   362,047
---------   --------   ----------   ----------   ----------   ----------   ---------   --------

   18,825    422,662     (657,461)   1,354,383     (293,445)     142,801      22,559    394,457

  422,662         --    2,495,737    1,141,354    1,114,901      972,100     720,479    326,022
---------   --------   ----------   ----------   ----------   ----------   ---------   --------
$ 441,487   $422,662   $1,838,276   $2,495,737   $  821,456   $1,114,901   $ 743,038   $720,479
=========   ========   ==========   ==========   ==========   ==========   =========   ========

                        See Notes to Financial Statements

                                      -34-

                         CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                  STATEMENT OF CHANGES IN NET ASSETS-CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000

                                                    AIM CAPITAL APPRECIATION       MFS TOTAL RETURN       PUTNAM DIVERSIFIED
                                                           PORTFOLIO                   PORTFOLIO           INCOME PORTFOLIO
                                                    ------------------------   -----------------------   --------------------
                                                       2001         2000          2001         2000        2001        2000
                                                    ----------   ----------    ----------   ----------   --------   ---------
OPERATIONS:
   Net investment income (loss) .................   $  (25,421)  $   26,289    $   25,978   $   74,576   $ 51,692   $  45,814
   Realized gain (loss) .........................      322,810      110,244        77,454       (8,155)    (2,626)    (14,252)
   Change in unrealized gain (loss)
      on investments ............................     (862,019)    (507,998)     (130,078)     179,399    (27,250)    (41,731)
                                                    ----------   ----------    ----------   ----------   --------   ---------

      Net increase (decrease) in net assets
         resulting from operations ..............     (564,630)    (371,465)      (26,646)     245,820     21,816     (10,169)
                                                    ----------   ----------    ----------   ----------   --------   ---------

UNIT TRANSACTIONS:
   Participant purchase payments ................       52,608      779,322       132,944      368,733     22,344     168,010
   Participant transfers from other
      Travelers accounts ........................      346,632      992,469       133,994      420,680     59,349     545,200
   Administrative charges .......................       (1,109)        (780)       (1,042)        (770)      (388)       (163)
   Contract surrenders ..........................      (94,080)    (334,518)     (134,502)     (51,584)   (65,038)    (71,524)
   Participant transfers to other
      Travelers accounts ........................     (175,960)    (262,624)     (132,841)     (83,703)        --    (172,503)
   Other payments to participants ...............      (26,826)          --      (116,100)          --         --          --
                                                    ----------   ----------    ----------   ----------   --------   ---------

      Net increase (decrease) in net assets
         resulting from unit transactions .......      101,265    1,173,869      (117,547)     653,356     16,267     469,020
                                                    ----------   ----------    ----------   ----------   --------   ---------

         Net increase (decrease) in net assets ..     (463,365)     802,404      (144,193)     899,176     38,083     458,851

NET ASSETS:
      Beginning of year .........................    2,132,938    1,330,534     1,767,606      868,430    780,515     321,664
                                                    ----------   ----------    ----------   ----------   --------   ---------
      End of year ...............................   $1,669,573   $2,132,938    $1,623,413   $1,767,606   $818,598   $ 780,515
                                                    ==========   ==========    ==========   ==========   ========   =========

                        See Notes to Financial Statements

                                      -35-

                         CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                  STATEMENT OF CHANGES IN NET ASSETS-CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000

SMITH BARNEY AGGRESSIVE   SMITH BARNEY LARGE    EMERGING GROWTH PORTFOLIO -        CITISELECT(R) VIP
   GROWTH PORTFOLIO       CAP VALUE PORTFOLIO        CLASS II SHARES            FOLIO 200 CONSERVATIVE
-----------------------   -------------------   ---------------------------   -------------------------
     2001       2000          2001    2000             2001    2000              2001          2000
   ----------   ----        -------   ----            ------   ----           -----------   ----------

   $  (15,041)   $--        $   (36)   $--            $  (16)   $--           $   149,991   $  113,032
       (3,750)    --             --     --                (3)    --              (261,978)     (29,674)

      (47,703)    --            405     --              (149)    --                63,561      (37,705)
   ----------   ----        -------   ----            ------   ----           -----------   ----------

      (66,494)    --            369     --              (168)    --               (48,426)      45,653
   ----------   ----        -------   ----            ------   ----           -----------   ----------

       20,968     --             --     --                --     --                 9,990        5,976

    2,483,378     --         12,378     --             2,809     --                15,506      282,370
         (652)    --             --     --                (3)    --                  (332)        (589)
     (125,082)    --             --     --                --     --               (47,110)    (552,057)

       (3,700)    --             --     --                --     --            (2,452,239)    (484,229)
      (33,701)    --             --     --                --     --                    --      (38,241)
   ----------   ----        -------   ----            ------   ----           -----------   ----------

    2,341,211     --         12,378     --             2,806     --            (2,474,185)    (786,770)
   ----------   ----        -------   ----            ------   ----           -----------   ----------

    2,274,717     --         12,747     --             2,638     --            (2,522,611)    (741,117)

           --     --             --     --                --     --             2,522,611    3,263,728
   ----------   ----        -------   ----            ------   ----           -----------   ----------
   $2,274,717    $--        $12,747    $--            $2,638    $--           $        --   $2,522,611
   ==========   ====        =======   ====            ======   ====           ===========   ==========

                        See Notes to Financial Statements

                                      -36-

                         CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                  STATEMENT OF CHANGES IN NET ASSETS-CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000

                                                        CITISELECT(R)VIP           CITISELECT(R)VIP          CITISELECT(R)VIP
                                                       FOLIO 300 BALANCED          FOLIO 400 GROWTH        FOLIO 500 GROWTH PLUS
                                                    ------------------------   ------------------------   ----------------------
                                                       2001          2000         2001          2000         2001       2000
                                                    -----------   ----------   -----------   ----------   ---------   ----------
OPERATIONS:
   Net investment income (loss) .................   $   148,698   $  210,256   $    41,460   $   72,735   $  10,917   $   41,617
   Realized gain (loss) .........................      (340,841)      (1,309)     (155,037)      21,534     (86,352)     (78,199)
   Change in unrealized gain (loss)
      on investments ............................        32,871     (151,652)        4,084      (83,194)     13,112       26,438
                                                    -----------   ----------   -----------   ----------   ---------   ----------

      Net increase (decrease) in net assets
         resulting from operations ..............      (159,272)      57,295      (109,493)      11,075     (62,323)     (10,144)
                                                    -----------   ----------   -----------   ----------   ---------   ----------

UNIT TRANSACTIONS:
   Participant purchase payments ................        27,317          (81)        5,393        8,794       3,052        5,007
   Participant transfers from other
      Travelers accounts ........................         1,950       58,739            --        7,506       2,168        1,646
   Administrative charges .......................          (293)        (623)         (305)        (365)       (182)        (287)
   Contract surrenders ..........................      (276,677)    (233,287)      (14,113)    (343,130)    (35,730)     (32,424)
   Participant transfers to other
      Travelers accounts ........................    (3,158,949)    (422,399)   (1,552,351)    (153,003)   (615,443)    (422,313)
   Other payments to participants ...............            --           --            --           --          --           --
                                                    -----------   ----------   -----------   ----------   ---------   ----------

      Net increase (decrease) in net assets
         resulting from unit transactions .......    (3,406,652)    (597,651)   (1,561,376)    (480,198)   (646,135)    (448,371)
                                                    -----------   ----------   -----------   ----------   ---------   ----------

         Net increase (decrease) in net assets ..    (3,565,924)    (540,356)   (1,670,869)    (469,123)   (708,458)    (458,515)

NET ASSETS:
      Beginning of year .........................     3,565,924    4,106,280     1,670,869    2,139,992     708,458    1,166,973
                                                    -----------   ----------   -----------   ----------   ---------   ----------
      End of year ...............................   $        --   $3,565,924   $        --   $1,670,869   $      --   $  708,458
                                                    ===========   ==========   ===========   ==========   =========   ==========

                        See Notes to Financial Statements

                                      -37-

                         CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                  STATEMENT OF CHANGES IN NET ASSETS-CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000

 SMITH BARNEY SMALL CAP
  GROWTH OPPORTUNITIES    EQUITY-INCOME PORTFOLIO -       GROWTH PORTFOLIO-         HIGH INCOME PORTFOLIO-
       PORTFOLIO                INITIAL CLASS               INITIAL CLASS               INITIAL CLASS
-----------------------   -------------------------   -------------------------   -------------------------
   2001         2000         2001           2000         2001          2000           2001         2000
----------   ----------   -----------   -----------   -----------   -----------   -----------   -----------

$  (12,020)  $   69,059   $    67,128   $   697,087   $   (88,642)  $ 1,226,002   $   353,561   $   253,898
   117,195       26,672       337,746       (29,673)       54,947       436,733      (475,521)     (181,404)

  (292,078)     (68,077)   (1,021,094)       (7,576)   (2,005,396)   (3,207,422)     (224,074)   (1,077,543)
----------   ----------   -----------   -----------   -----------   -----------   -----------   -----------

  (186,903)      27,654      (616,220)      659,838    (2,039,091)   (1,544,687)     (346,034)   (1,005,049)
----------   ----------   -----------   -----------   -----------   -----------   -----------   -----------

   115,784      303,825       214,702       320,267       295,351       358,706         7,314       142,308

   296,462      122,836       378,913       534,795       342,710     2,463,797        93,651       264,602
      (283)        (104)       (1,447)         (746)       (1,613)       (1,132)         (382)         (322)
   (49,024)     (24,749)   (1,073,882)     (832,649)   (1,075,882)   (1,018,918)     (374,858)     (393,798)

   (35,625)    (126,623)     (398,647)     (971,675)   (1,211,326)   (1,019,833)     (400,883)     (319,087)
        --           --       (30,061)      (18,929)      (64,125)     (233,103)      (25,348)      (91,779)
----------   ----------   -----------   -----------   -----------   -----------   -----------   -----------

   327,314      275,185      (910,422)     (968,937)   (1,714,885)      549,517      (700,506)     (398,076)
----------   ----------   -----------   -----------   -----------   -----------   -----------   -----------

   140,411      302,839    (1,526,642)     (309,099)   (3,753,976)     (995,170)   (1,046,540)   (1,403,125)

 1,030,238      727,399     9,890,395    10,199,494    11,186,823    12,181,993     3,137,677     4,540,802
----------   ----------   -----------   -----------   -----------   -----------   -----------   -----------
$1,170,649   $1,030,238   $ 8,363,753   $ 9,890,395   $ 7,432,847   $11,186,823   $ 2,091,137   $ 3,137,677
==========   ==========   ===========   ===========   ===========   ===========   ===========   ===========

                        See Notes to Financial Statements

                                      -38-

                         CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000

                                                                                                             CONTRAFUND(R)
                                                                                                              PORTFOLIO -
                                                       OVERSEAS PORTFOLIO        CONTRAFUND PORTFOLIO       SERVICE CLASS 2
                                                    -----------------------   -------------------------   -------------------
                                                       2001         2000          2001          2000        2001       2000
                                                    ----------   ----------   -----------   -----------   --------   --------
OPERATIONS:
   Net investment income (loss) .................   $   97,962   $  264,744   $   (15,794)  $ 1,447,795   $ (1,381)  $   (899)
   Realized gain (loss) .........................      (40,817)      14,669        14,590       232,629        243       (109)
   Change in unrealized gain (loss)
      on investments ............................     (629,330)    (942,219)   (1,422,739)   (2,598,537)   (25,972)    (8,079)
                                                    ----------   ----------   -----------   -----------   --------   --------

      Net increase (decrease) in net assets
         resulting from operations ..............     (572,185)    (662,806)   (1,423,943)     (918,113)   (27,110)    (9,087)
                                                    ----------   ----------   -----------   -----------   --------   --------

UNIT TRANSACTIONS:
   Participant purchase payments ................       80,321      173,176        20,035       398,341      7,559     98,472
   Participant transfers from other
      Travelers accounts ........................       16,675      474,898       180,118     1,022,485     56,057     87,852
   Administrative charges .......................         (256)        (104)       (1,598)       (1,104)      (155)        --
   Contract surrenders ..........................     (320,936)    (238,478)   (1,184,219)     (862,513)    (9,178)      (154)
   Participant transfers to other
      Travelers accounts ........................     (184,387)     (52,282)     (586,166)     (489,796)        --         --
   Other payments to participants ...............       (5,395)          --       (18,943)     (274,625)        --         --
                                                    ----------   ----------   -----------   -----------   --------   --------

      Net increase (decrease) in net assets
         resulting from unit transactions .......     (413,978)     357,210    (1,590,773)     (207,212)    54,283    186,170
                                                    ----------   ----------   -----------   -----------   --------   --------

         Net increase (decrease) in net assets ..     (986,163)    (305,596)   (3,014,716)   (1,125,325)    27,173    177,083

NET ASSETS:
   Beginning of year ............................    2,633,620    2,939,216    11,113,637    12,238,962    177,083         --
                                                    ----------   ----------   -----------   -----------   --------   --------
   End of year ..................................   $1,647,457   $2,633,620   $ 8,098,921   $11,113,637   $204,256   $177,083
                                                    ==========   ==========   ===========   ===========   ========   ========

                        See Notes to Finanical Statements

                                      -39-

                         CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000

   INDEX 500 PORTFOLIO               COMBINED
-------------------------   ---------------------------
    2001          2000          2001           2000
-----------   -----------   ------------   ------------

$    28,810   $    88,401   $    768,705   $  6,250,282
    (56,589)      633,635        652,172      6,974,326

 (1,984,573)   (2,583,548)   (25,458,557)   (29,959,839)
-----------   -----------   ------------   ------------

 (2,012,352)   (1,861,512)   (24,037,680)   (16,735,231)
-----------   -----------   ------------   ------------

    377,684       185,170      3,484,282     10,106,213

    373,217     1,143,861     21,045,283     34,021,783
     (3,412)       (2,093)       (33,317)       (20,586)
 (1,169,603)     (932,827)   (14,275,944)   (13,862,948)

 (1,199,661)   (1,542,823)   (21,016,509)   (17,662,474)
   (132,379)      (27,440)    (1,268,002)      (998,338)
-----------   -----------   ------------   ------------

 (1,754,154)   (1,176,152)   (12,064,207)    11,583,650
-----------   -----------   ------------   ------------

 (3,766,506)   (3,037,664)   (36,101,887)    (5,151,581)

 15,905,720    18,943,384    159,745,697    164,897,278
-----------   -----------   ------------   ------------
$12,139,214   $15,905,720   $123,643,810   $159,745,697
===========   ===========   ============   ============

                        See Notes to Finanical Statements

                                      -40-

                          NOTES TO FINANCIAL STATEMENTS

1.   SIGNIFICANT ACCOUNTING POLICIES

     Citicorp Life Variable Annuity Separate Account ("Separate Account CLIC")
     is a separate account of Citicorp Life Insurance Company ("the Company"), an indirect subsidiary of Citigroup Inc., and is available for funding certain variable annuity contracts issued by the company. Separate Account
     CLIC is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. Separate Account CLIC includes the CitiVariable
     Annuity and CitiElite Annuity products.

     Participant purchase payments applied to Separate Account CLIC are invested in one or more sub-accounts in accordance with the selection made by the contract owner. As of December 31, 2001, investments comprising Separate
     Account CLIC were:

         High Yield Bond Trust, Massachusetts business trust, affiliate of The Travelers
         Money Market Portfolio, Massachusetts business trust, affiliate of The Travelers
         AIM Variable Insurance Funds, Inc., Delaware business trust
             AIM V.I. Capital Appreciation Fund
             AIM V.I. Government Securities Fund
             AIM V.I. Growth and Income Fund
             AIM V.I. Growth Fund
             AIM V.I. International Equity Fund
             AIM V.I. Value Fund
             AIM V.I. Balanced Fund *
         Alliance Variable Product Series Fund, Inc., Maryland business trust
             Growth & Income Portfolio - Class B
             Premier Growth Portfolio - Class B *
             Technology Portfolio - Class B
         Franklin Templeton Variable Insurance Products Trust, Massachusetts business trust
             Franklin Small Cap Fund - Class 2
             Templeton International Securities Fund - Class 2
         Greenwich Street Series Fund, Massachusetts business trust, affiliate of The Travelers
             Appreciation Portfolio
             Equity Index Portfolio - Class II Shares
             Fundamental Value Portfolio (formerly Total Return Portfolio)
         MFS Variable Insurance Trust, Massachusetts business trust
             MFS Bond Series
             MFS Emerging Growth Series
             MFS Global Governments Series
             MFS Money Market Series
             MFS Research Series
             MFS Total Return Series
         PIMCO Variable Insurance Trust, Massachusetts business trust
             Total Return Bond Portfolio
         Putnam Variable Trust, Massachusetts business trust
             Putnam VT International Growth Fund - Class IB Shares *
             Putnam VT Small Cap Value Fund - Class IB Shares
             Putnam VT Voyager II Fund - Class IB Shares *
         Salomon Brothers Variable Series Fund Inc., Maryland business trust, affiliate of The Travelers
             Capital Fund
             High Yield Bond Fund
             Investors Fund
             Total Return Fund

                                      -41-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

1.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         Smith Barney Investment Series, Massachusetts business trust, affiliate of The Travelers (formerly Concert
         Investment Series)
             Growth and Income Portfolio (formerly Select Growth and Income Portfolio)
             Smith Barney Government Portfolio
             Smith Barney Large Cap Core Portfolio (formerly Select Growth Portfolio)
             Smith Barney Premier Selections All Cap Growth Portfolio (formerly Select Mid Cap Portfolio)
         The Travelers Series Trust, Massachusetts business trust, affiliate of The Travelers
             Equity Income Portfolio
             Large Cap Portfolio
             MFS Emerging Growth Portfolio
             MFS Mid Cap Growth Portfolio
             MFS Research Portfolio
             Travelers Quality Bond Portfolio
         Travelers Series Fund Inc., Maryland business trust, affiliate of The Travelers
             AIM Capital Appreciation Portfolio
             MFS Total Return Portfolio
             Putnam Diversified Income Portfolio
             Smith Barney Aggressive Growth Portfolio
             International All Cap Growth Portfolio * (formerly Smith Barney International Equity Portfolio)
             Smith Barney Large Cap Value Portfolio
             Smith Barney Large Capitalization Growth Portfolio *
             Smith Barney Mid Cap Core Portfolio *
         Van Kampen Life Investment Trust, Delaware business trust
             Comstock Portfolio Class II Shares *
             Emerging Growth Portfolio Class II Shares
         Variable Annuity Portfolios, Massachusetts business trust, affiliate of The Travelers
             Smith Barney Small Cap Growth Opportunities Portfolio (formerly CitiFunds Small Cap Growth VIP Portfolio)
         Variable Insurance Products Fund, Massachusetts business trust
             Equity-Income Portfolio - Initial Class
             Growth Portfolio - Initial Class
             High Income Portfolio - Initial Class
             Overseas Portfolio
         Variable Insurance Products Fund II, Massachusetts business trust
             Contrafund Portfolio
             Contrafund(R)Portfolio - Service Class 2
             Index 500 Portfolio
         Variable Insurance Products Fund III, Massachusetts business trust
             Fidelity VIP Dynamic Capital Appreciation Portfolio - Service Class 2 *

         * No assets for the period

     Not all funds may be available in all states or to all contract owners.

     Effective April 20, 2001, the assets of CitiSelect(R) VIP Folio 200
     Conservative of Variable Annuity Portfolios were combined into Appreciation
     Portfolio of Greenwich Street Series Fund. At the effective date, Separate
     Account CLIC held 254,256 shares of CitiSelect(R) VIP Folio 200
     Conservative having a market value of $2,403,298, which were exchanged for
     105,919 shares of Appreciation Portfolio equal in value.

     Effective April 20, 2001, the assets of CitiSelect(R) VIP Folio 300
     Balanced of Variable Annuity Portfolios were combined into Appreciation
     Portfolio of Greenwich Street Series Fund. At the effective date, Separate
     Account CLIC held 321,533 shares of CitiSelect(R) VIP Folio 300 Balanced having a market value of $3,005,862, which were exchanged for 132,475 shares of Appreciation Portfolio equal in value.

                                      -42-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

1.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     Effective April 20, 2001, the assets of CitiSelect(R) VIP Folio 400 Growth of Variable Annuity Portfolios were combined into Smith Barney Aggressive
     Growth Portfolio of Travelers Series Fund Inc. At the effective date,
     Separate Account CLIC held 163,095 shares of CitiSelect(R) VIP Folio 400
     Growth having a market value of $1,504,049, which were exchanged for
     109,465 shares of Smith Barney Aggressive Growth Portfolio equal in value.

     Effective April 20, 2001, the assets of CitiSelect(R) VIP Folio 500 Growth
     Plus of Variable Annuity Portfolios were combined into Smith Barney
     Aggressive Growth Portfolio of Travelers Series Fund Inc. At the effective date, Separate Account CLIC held 79,680 shares of CitiSelect(R) VIP Folio
     500 Growth Plus having a market value of $588,173, which were exchanged for
     42,807 shares of Smith Barney Aggressive Growth Portfolio equal in value.

     Effective April 27, 2001, the assets of Select Small Cap Portfolio of
     Concert Investment Series (currently Smith Barney Investment Series) were combined into Smith Barney Small Cap Growth Opportunities Portfolio of
     Variable Annuity Portfolios. At the effective date, Separate Account CLIC held 18,681 shares of Select Small Cap Portfolio having a market value of
     $169,904, which were exchanged for 17,127 shares of Smith Barney Small Cap
     Growth Opportunities Portfolio equal in value.

     The following is a summary of significant accounting policies consistently followed by Separate Account CLIC in the preparation of its financial statements.

     SECURITY VALUATION. Investments are valued daily at the net asset values per share of the underlying funds.

     SECURITY TRANSACTIONS. Security transactions are accounted for on the trade date. Income from dividends and realized gain (loss) distributions, are recorded on the ex-distribution date. In 2001, net dividend income and realized gain (loss) distributions were disclosed separately as net investment income and realized gain (loss) on the Statement of Changes in
     Net Assets. Prior year information has been reclassified for comparative purposes.

     FEDERAL INCOME TAXES. The operations of Separate Account CLIC form a part of the total operations of the company and are not taxed separately.
     Separate Account CLIC is taxed as a life insurance company under the
     Internal Revenue Code of 1986, as amended (the "Code"). Under existing federal income tax law, no taxes are payable on the investment income of
     Separate Account CLIC. Separate Account CLIC is not taxed as a "regulated investment company" under Subchapter M of the Code.

     FINANCIAL HIGHLIGHTS. In 2001, Separate Account CLIC adopted the financial highlights disclosure recommended by the AICPA Audit Guide for Investment
     Companies. It is comprised of the units, unit values, net assets, investment income ratio, expense ratios and total returns for each sub-account. As each sub-account offers multiple contract charges, certain information is provided in the form of a range. In certain instances, the range information may reflect varying time periods if assets did not exist with all contract charge options of the sub-account for the entire year.

     OTHER. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.
     Actual results could differ from those estimates.

2.   INVESTMENTS

     The aggregate costs of purchases and proceeds from sales of investments were $31,323,988 and $36,818,407, respectively, for the year ended December
     31, 2001. Realized gains and losses from investment transactions are reported on an average cost basis. The cost of investments in eligible funds was $146,482,146 at December 31, 2001. Gross unrealized appreciation for all investments at December 31, 2001 was $569,334. Gross unrealized depreciation for all investments at December 31, 2001 was $23,398,406.

                                      -43-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

3.  CONTRACT CHARGES

     Insurance charges are paid for the mortality and expense risks assumed by the company. Each business day, the company deducts a mortality and expense risk charge which is reflected in the calculation of accumulation and annuity unit values. For the CitiVariable Annuity contracts issued on or after February 1, 1999, this charge equals, on an annual basis, 1.25% of the amount held in each funding option (Price I in note 4). For the
     CitiVariable Annuity Contracts issued prior to February 1, 1999, this charge equals, on an annual basis, 0.84% of the amount held in each funding option (Price II in note 4). For the CitiElite annuity products this charge equals, on an annual basis 1.25% of the amount held in each funding option
     (Price III in note 4).

     Administrative fees are paid for administrative expenses. This fee is also deducted each business day and reflected in the calculation of accumulation and annuity unit values. This charge equals, on an annual basis, 0.15% of the amounts held in each funding option.

     For the CitiVariable Annuity contracts in the accumulation phase with a contract value less than $25,000, an annual charge of $30 (prorated for partial periods) is deducted from participant account balances and paid to the Company to cover contract administrative charges. For the CitiElite
     Annuity contracts in the accumulation phase, an annual charge of $30
     (prorated for partial periods) is deducted from participant account balances and paid to the Company to cover contract administrative charges.

     No sales charge is deducted from participant purchase payments when they are received. However, for the CitiVariable Annuity product, the Company generally assesses a contingent deferred sales charge of up to 7% if a participant's purchase payment is surrendered within five years of its payment date. For the CitiElite Annuity product the Company generally assesses a contingent deferred sales charge of up to 7% if a participant's purchase payment is surrendered within seven years of its payment date.
     Contract surrender payments include $425,555 and $403,702 of contingent deferred sales charges for the years ended December 31, 2001 and 2000, respectively.

                                      -44-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

4.   NET CONTRACT OWNERS' EQUITY

                                                               DECEMBER 31, 2001
                                                       ----------------------------------
                                                       ACCUMULATION    UNIT       NET
                                                          UNITS       VALUE      ASSETS
                                                       ------------   ------   ----------
High Yield Bond Trust
   Price III .......................................     1,467,489    $1.064   $1,562,035

Money Market Portfolio
   Price III .......................................       455,269     1.094      498,410

AIM Variable Insurance Funds, Inc.
   AIM V.I. Capital Appreciation Fund
      Price I ......................................       154,472     1.855      286,571
      Price II .....................................     2,317,455     1.890    4,379,687
   AIM V.I. Government Securities Fund
      Price I ......................................       655,677     1.253      821,396
      Price II .....................................     1,498,357     1.268    1,899,567
   AIM V.I. Growth and Income Fund
      Price I ......................................       354,633     1.261      447,122
      Price II .....................................     2,939,164     1.284    3,775,020
   AIM V.I. Growth Fund
      Price I ......................................       201,269     1.087      218,856
      Price II .....................................     1,045,330     1.108    1,157,928
   AIM V.I. International Equity Fund
      Price I ......................................       241,606     0.995      240,332
      Price II .....................................     3,767,284     1.013    3,817,492
   AIM V.I. Value Fund
      Price I ......................................       891,514     1.438    1,281,859
      Price II .....................................     6,482,340     1.465    9,494,811
      Price III ....................................     1,021,639     0.698      713,231

Alliance Variable Product Series Fund, Inc.
   Growth & Income Portfolio - Class B
      Price I ......................................            --     0.934           --
      Price II .....................................            --     0.937           --
      Price III ....................................        10,009     0.934        9,348
   Technology Portfolio - Class B
      Price III ....................................       545,479     0.477      260,275

Franklin Templeton Variable Insurance Products Trust
   Franklin Small Cap Fund - Class 2
      Price III ....................................       483,621     1.105      534,992
   Templeton International Securities Fund - Class 2
      Price III ....................................     1,312,710     0.921    1,210,516

Greenwich Street Series Fund
   Appreciation Portfolio
      Price I ......................................        43,987     0.993       43,700
      Price II .....................................     4,634,667     0.997    4,619,618
      Price III ....................................       136,510     0.993      135,619
   Equity Index Portfolio - Class II Shares
      Price III ....................................       264,772     2.756      729,589

                                      -45-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

4.   NET CONTRACT OWNERS' EQUITY (CONTINUED)

                                                               DECEMBER 31, 2001
                                                       ----------------------------------
                                                       ACCUMULATION    UNIT       NET
                                                          UNITS       VALUE      ASSETS
                                                       ------------   ------   ----------
Greenwich Street Series Fund (continued)
   Fundamental Value Portfolio
      Price I .....................................             --    $0.927   $       --
      Price II ....................................             --     0.930           --
      Price III ...................................         56,243     0.927       52,133

MFS Variable Insurance Trust
   MFS Bond Series
      Price I .....................................        507,991     1.277      648,657
      Price II ....................................      1,952,830     1.292    2,523,507
   MFS Emerging Growth Series
      Price I .....................................        589,179     1.394      821,023
      Price II ....................................      4,300,995     1.420    6,105,546
   MFS Global Governments Series
      Price I .....................................         24,515     1.202       29,470
      Price II ....................................        334,827     1.217      407,329
   MFS Money Market Series
      Price I .....................................        424,409     1.253      531,592
      Price II ....................................      2,145,402     1.268    2,719,405
   MFS Research Series
      Price I .....................................        305,506     1.245      380,416
      Price II ....................................      3,225,749     1.269    4,091,787
   MFS Total Return Series
      Price I .....................................        488,536     1.488      726,791
      Price II ....................................      3,992,485     1.506    6,010,876

PIMCO Variable Insurance Trust
   Total Return Bond Portfolio
      Price I .....................................             --     1.055           --
      Price II ....................................             --     1.058           --
      Price III ...................................         87,237     1.055       92,033

Putnam Variable Trust
   Putnam VT Small Cap Value Fund - Class IB Shares
      Price I .....................................             --     1.101           --
      Price II ....................................             --     1.104           --
      Price III ...................................         12,635     1.101       13,913

Salomon Brothers Variable Series Funds Inc.
   Capital Fund
      Price III ...................................      1,332,363     1.301    1,733,036
   High Yield Bond Fund
      Price III ...................................        252,277     1.049      264,636
   Investors Fund
      Price III ...................................      1,579,948     1.089    1,719,963
   Total Return Fund
      Price III ...................................        845,158     1.016      858,736

                                      -46-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

4.   NET CONTRACT OWNERS' EQUITY (CONTINUED)

                                                                      DECEMBER 31, 2001
                                                              ----------------------------------
                                                              ACCUMULATION    UNIT       NET
                                                                 UNITS       VALUE      ASSETS
                                                              ------------   ------   ----------
Smith Barney Investment Series
   Growth and Income Portfolio
      Price III ...........................................      317,608     $0.873   $  277,119
   Smith Barney Government Portfolio
      Price III ...........................................       46,643      1.160       54,106
   Smith Barney Large Cap Core Portfolio
      Price III ...........................................      337,303      0.932      314,187
   Smith Barney Premier Selections All Cap Growth Portfolio
      Price III ...........................................      221,520      1.171      259,310

The Travelers Series Trust
   Equity Income Portfolio
      Price III ...........................................       46,932      1.003       47,066
   Large Cap Portfolio
      Price III ...........................................    4,070,595      0.842    3,429,022
   MFS Emerging Growth Portfolio
      Price III ...........................................      866,514      0.510      441,487
   MFS Mid Cap Growth Portfolio
      Price III ...........................................    1,442,243      1.275    1,838,276
   MFS Research Portfolio
      Price III ...........................................      956,644      0.859      821,456
   Travelers Quality Bond Portfolio
      Price III ...........................................      662,525      1.122      743,038

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio
      Price III ...........................................    1,804,611      0.926    1,669,573
   MFS Total Return Portfolio
      Price III ...........................................    1,450,826      1.119    1,623,413
   Putnam Diversified Income Portfolio
      Price III ...........................................      804,377      1.018      818,598
   Smith Barney Aggressive Growth Portfolio
      Price I .............................................       24,662      1.042       25,707
      Price II ............................................    2,094,584      1.046    2,190,572
      Price III ...........................................       56,062      1.042       58,438
   Smith Barney Large Cap Value Portfolio
      Price I .............................................           --      0.917           --
      Price II ............................................           --      0.920           --
      Price III ...........................................       13,899      0.917       12,747

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class II Shares
      Price I .............................................           --      0.822           --
      Price II ............................................           --      0.824           --
      Price III ...........................................        3,211      0.822        2,638

                                      -47-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

4.   NET CONTRACT OWNERS' EQUITY (CONTINUED)

                                                                     DECEMBER 31, 2001
                                                           ------------------------------------
                                                           ACCUMULATION    UNIT        NET
                                                              UNITS        VALUE      ASSETS
                                                           ------------   ------   ------------
Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio
      Price I ..........................................         1,182    $1.262   $      1,491
      Price II .........................................       584,461     1.285        751,247
      Price III ........................................       325,040     1.286        417,911

Variable Insurance Products Fund
   Equity-Income Portfolio - Initial Class
      Price I ..........................................       593,715     1.402        832,459
      Price II .........................................     5,272,769     1.428      7,531,294
   Growth Portfolio - Initial Class
      Price I ..........................................       721,680     2.386      1,721,733
      Price II .........................................     2,349,933     2.430      5,711,114
   High Income Portfolio - Initial Class
      Price I ..........................................       383,363     0.764        293,016
      Price II .........................................     2,324,636     0.774      1,798,121
   Overseas Portfolio
      Price I ..........................................       182,342     1.050        191,452
      Price II .........................................     1,361,265     1.070      1,456,005

Variable Insurance Products Fund II
   Contrafund Portfolio
      Price I ..........................................       808,996     1.508      1,220,178
      Price II .........................................     4,476,999     1.536      6,878,743
   Contrafund(R)Portfolio - Service Class 2
      Price III ........................................       253,045     0.807        204,256
   Index 500 Portfolio
      Price I ..........................................       874,488     1.436      1,255,714
      Price II .........................................     7,440,229     1.463     10,883,500
                                                                                   ------------

Net Contract Owners' Equity ............................                           $123,643,810
                                                                                   ============

                                      -48-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

5.   STATEMENT OF INVESTMENTS

                                                                                   FOR THE YEAR ENDED DECEMBER 31, 2001
                                                                            -------------------------------------------------

                                                                             NO. OF        MARKET      COST OF      PROCEEDS
                                                                             SHARES        VALUE      PURCHASES    FROM SALES
                                                                            ---------   -----------   ----------   ----------
INVESTMENTS
   HIGH YIELD BOND TRUST (1.3%)
      Total (Cost $1,591,725)                                                 172,811   $ 1,562,214   $  210,764   $   99,444
                                                                            ---------   -----------   ----------   ----------

   MONEY MARKET PORTFOLIO (0.4%)
      Total (Cost $498,044)                                                   498,044       498,044      737,046      558,032
                                                                            ---------   -----------   ----------   ----------

   AIM VARIABLE INSURANCE FUNDS, INC. (23.1%)
      AIM V.I. Capital Appreciation Fund (Cost $5,725,314)                    214,855     4,666,654      880,900    1,072,846
      AIM V.I. Government Securities Fund (Cost $2,655,798)                   236,011     2,721,211      564,339      429,414
      AIM V.I. Growth and Income Fund (Cost $5,217,218)                       209,035     4,222,505      390,677      880,830
      AIM V.I. Growth Fund (Cost $2,228,327)                                   84,111     1,376,904       61,641      418,753
      AIM V.I. International Equity Fund (Cost $5,623,325)                    272,177     4,058,166      269,790    1,256,086
      AIM V.I. Value Fund (Cost $13,410,420)                                  492,116    11,490,913      873,141    2,119,368
                                                                            ---------   -----------   ----------   ----------
         Total (Cost $34,860,402)                                           1,508,305    28,536,353    3,040,488    6,177,297
                                                                            ---------   -----------   ----------   ----------

   ALLIANCE VARIABLE PRODUCT SERIES FUND, INC. (0.2%)
      Growth & Income Portfolio - Class B (Cost $10,322)                          424         9,349       10,464          132
      Technology Portfolio - Class B (Cost $433,755)                           15,178       260,306      150,128       42,725
                                                                            ---------   -----------   ----------   ----------
         Total (Cost $444,077)                                                 15,602       269,655      160,592       42,857
                                                                            ---------   -----------   ----------   ----------

   FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (1.4%)
      Franklin Small Cap Fund - Class 2 (Cost $712,257)                        29,947       534,560       89,539      193,645
      Templeton International Securities Fund - Class 2 (Cost $1,836,918)     103,047     1,209,772      518,269      191,052
                                                                            ---------   -----------   ----------   ----------
         Total (Cost $2,549,175)                                              132,994     1,744,332      607,808      384,697
                                                                            ---------   -----------   ----------   ----------

   GREENWICH STREET SERIES FUND (4.5%)
      Appreciation Portfolio (Cost $5,016,296)                                221,576     4,799,336    5,765,843      729,974
      Equity Index Portfolio - Class II Shares (Cost $889,874)                 25,903       729,674      132,995      248,502
      Fundamental Value Portfolio (Cost $57,202)                                2,733        52,140       58,404        1,024
                                                                            ---------   -----------   ----------   ----------
         Total (Cost $5,963,372)                                              250,212     5,581,150    5,957,242      979,500
                                                                            ---------   -----------   ----------   ----------

  MFS VARIABLE INSURANCE TRUST (20.2%)
      MFS Bond Series (Cost $3,088,886)                                       275,386     3,172,442    1,128,940      586,917
      MFS Emerging Growth Series (Cost $9,405,485)                            385,271     6,927,170      807,922    2,132,179
      MFS Global Governments Series (Cost $445,114)                            43,294       436,835       47,432       29,522
      MFS Money Market Series (Cost $3,250,999)                             3,250,999     3,250,999    3,004,044    1,785,373
      MFS Research Series (Cost $5,718,012)                                   312,331     4,472,586      843,074    1,125,947
      MFS Total Return Series (Cost $6,477,242)                               362,076     6,738,241    1,456,663    1,037,012
                                                                            ---------   -----------   ----------   ----------
         Total (Cost $28,385,738)                                           4,629,357    24,998,273    7,288,075    6,696,950
                                                                            ---------   -----------   ----------   ----------

   PIMCO VARIABLE INSURANCE TRUST (0.1%)
      Total Return Bond Portfolio
         Total (Cost $95,977)                                                   9,307        92,044       96,167          184
                                                                            ---------   -----------   ----------   ----------

   PUTNAM VARIABLE TRUST (0.0%)
      Putnam VT Small Cap Value Fund - Class IB Shares
         Total (Cost $12,868)                                                     926        13,914       12,987          119
                                                                            ---------   -----------   ----------   ----------

                                      -49-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

5.   STATEMENT OF INVESTMENTS (CONTINUED)

                                                                        FOR THE YEAR ENDED DECEMBER 31, 2001
                                                                   ----------------------------------------------
                                                                   NO. OF      MARKET      COST OF      PROCEEDS
                                                                   SHARES      VALUE      PURCHASES    FROM SALES
                                                                   -------   ----------   ----------   ----------
   SALOMON BROTHERS VARIABLE SERIES FUND INC. (3.7%)
      Capital Fund (Cost $1,692,592)                               114,784   $1,733,236   $  557,693   $  327,875
      High Yield Bond Fund (Cost $299,778)                          32,554      264,666       58,327       48,547
      Investors Fund (Cost $1,673,912)                             134,493    1,720,163      313,180      202,919
      Total Return Fund (Cost $859,016)                             82,660      858,835      211,322       77,637
                                                                   -------   ----------   ----------   ----------
         Total (Cost $4,525,298)                                   364,491    4,576,900    1,140,522      656,978
                                                                   -------   ----------   ----------   ----------

   SMITH BARNEY INVESTMENT SERIES (0.7%)
      Growth and Income Portfolio (Cost $321,984)                   31,106      277,152       11,205      117,048
      Smith Barney Government Portfolio (Cost $50,499)               4,840       54,112        2,913       24,574
      Select Small Cap Portfolio (Cost $0)                              --           --       53,445      170,690
      Smith Barney Large Cap Core Portfolio (Cost $383,910)         32,766      314,224       14,088      252,306
      Smith Barney Premier Selections All Cap
         Growth Portfolio (Cost $279,400)                           21,612      259,340       53,465      130,938
                                                                   -------   ----------   ----------   ----------
            Total (Cost $1,035,793)                                 90,324      904,828      135,116      695,556
                                                                   -------   ----------   ----------   ----------

   THE TRAVELERS SERIES TRUST (5.9%)
      Equity Income Portfolio (Cost $50,004)                         3,140       47,071       36,577        2,727
      Large Cap Portfolio (Cost $4,900,857)                        248,149    3,429,421      250,448      509,605
      MFS Emerging Growth Portfolio (Cost $769,385)                 40,103      441,539      348,507       46,055
      MFS Mid Cap Growth Portfolio (Cost $2,772,113)               187,410    1,838,491      727,606      346,985
      MFS Research Portfolio (Cost $1,107,910)                      93,677      821,551      370,713      334,223
      Travelers Quality Bond Portfolio (Cost $714,007)              65,243      743,123      246,390      255,653
                                                                   -------   ----------   ----------   ----------
         Total (Cost $10,314,276)                                  637,722    7,321,196    1,980,241    1,495,248
                                                                   -------   ----------   ----------   ----------

   TRAVELERS SERIES FUND INC. (5.2%)
      AIM Capital Appreciation Portfolio (Cost $2,786,283)         163,382    1,669,767      866,810      302,482
      MFS Total Return Portfolio (Cost $1,585,311)                  97,338    1,623,600      375,334      404,209
      Putnam Diversified Income Portfolio (Cost $882,598)           81,624      818,692      138,590       70,835
      Smith Barney Aggressive Growth Portfolio (Cost $2,322,611)   169,516    2,274,909    2,445,620      119,259
      Smith Barney Large Cap Value Portfolio (Cost $12,343)            686       12,748       12,377           34
                                                                   -------   ----------   ----------   ----------
         Total (Cost $7,589,146)                                   512,546    6,399,716    3,838,731      896,819
                                                                   -------   ----------   ----------   ----------

   VAN KAMPEN LIFE INVESTMENT TRUST (0.0%)
      Emerging Growth Portfolio - Class II Shares
         Total (Cost $2,787)                                            93        2,638        2,809           19
                                                                   -------   ----------   ----------   ----------

   VARIABLE ANNUITY PORTFOLIOS (0.9%)
      CitiSelect(R)VIP Folio 200 Conservative (Cost $0)                 --           --      184,366    2,504,886
      CitiSelect(R)VIP Folio 300 Balanced (Cost $0)                     --           --      284,102    3,440,148
      CitiSelect(R)VIP Folio 400 Growth (Cost $0)                       --           --      135,025    1,579,238
      CitiSelect(R)VIP Folio 500 Growth Plus (Cost $0)                  --           --       66,617      653,247
      Smith Barney Small Cap Growth Opportunities
         Portfolio (Cost $1,412,357)                               122,593    1,170,760      544,532       95,944
                                                                   -------   ----------   ----------   ----------
            Total (Cost $1,412,357)                                122,593    1,170,760    1,214,642    8,273,463
                                                                   -------   ----------   ----------   ----------

                                      -50-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

5.   STATEMENT OF INVESTMENTS (CONTINUED)

                                                                          FOR THE YEAR ENDED DECEMBER 31, 2001
                                                                  ----------------------------------------------------
                                                                   NO. OF        MARKET        COST OF      PROCEEDS
                                                                   SHARES        VALUE        PURCHASES    FROM SALES
                                                                  ---------   ------------   -----------   -----------
   VARIABLE INSURANCE PRODUCTS FUND (15.8%)
      Equity-Income Portfolio - Initial Class (Cost $8,946,504)     367,669   $  8,364,467   $ 1,205,908   $ 1,597,944
      Growth Portfolio - Initial Class (Cost $9,768,420)            221,170      7,433,519     1,379,880     2,470,885
      High Income Portfolio - Initial Class (Cost $3,498,886)       326,258      2,091,316       494,443       842,085
      Overseas Portfolio (Cost $2,480,147)                          118,703      1,647,597       408,135       534,911
                                                                  ---------   ------------   -----------   -----------
      Total (Cost $24,693,957)                                    1,033,800     19,536,899     3,488,366     5,445,825
                                                                  ---------   ------------   -----------   -----------

   VARIABLE INSURANCE PRODUCTS FUND II (16.6%)
      Contrafund Portfolio (Cost $9,446,778)                        402,366      8,099,625       535,920     1,867,332
      Contrafund(R)Portfolio - Service Class 2 (Cost $238,331)       10,214        204,279        85,051        27,344
      Index 500 Portfolio (Cost $12,822,045)                         93,336     12,140,254       791,421     2,520,743
                                                                  ---------   ------------   -----------   -----------
         Total (Cost $22,507,154)                                   505,916     20,444,158     1,412,392     4,415,419
                                                                  ---------   ------------   -----------   -----------

TOTAL INVESTMENTS (100%)
   (COST $146,482,146)                                                        $123,653,074   $31,323,988   $36,818,407
                                                                              ============   ===========   ===========

                                      -51-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

6.   FINANCIAL HIGHLIGHTS

                                                       FOR THE YEAR ENDED DECEMBER 31, 2001
                                               ------------------------------------------------------
                                                UNITS      UNIT VALUE       NET ASSETS    INVESTMENT
                                               (000S)   LOWEST TO HIGHEST     (000S)     INCOME RATIO
                                               ------   -----------------   ----------   ------------
HIGH YIELD BOND TRUST                           1,467    $         1.064     $ 1,562        5.93%
MONEY MARKET PORTFOLIO                            455              1.094         498        3.72%
AIM VARIABLE INSURANCE FUNDS, INC.
   AIM V.I. Capital Appreciation Fund           2,472     1.855 to 1.890       4,666          --
   AIM V.I. Government Securities Fund          2,154     1.253 to 1.268       2,721        3.09%
   AIM V.I. Growth and Income Fund              3,294     1.261 to 1.284       4,222        0.04%
   AIM V.I. Growth Fund                         1,247     1.087 to 1.108       1,377        0.19%
   AIM V.I. International Equity Fund           4,009     0.995 to 1.013       4,058        0.28%
   AIM V.I. Value Fund                          8,395     0.698 to 1.465      11,490        0.12%
ALLIANCE VARIABLE PRODUCT SERIES FUND, INC.
   Growth & Income Portfolio - Class B             10              0.934           9        0.56%
   Technology Portfolio - Class B                 545              0.477         260          --
FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST
   Franklin Small Cap Fund - Class 2              484              1.105         535        0.39%
   Templeton International Securities Fund -
      Class 2                                   1,313              0.921       1,211        2.98%
GREENWICH STREET SERIES FUND
   Appreciation Portfolio                       4,815     0.993 to 0.997       4,799        1.13%
   Equity Index Portfolio - Class II Shares       265              2.756         730        0.67%
   Fundamental Value Portfolio                     56              0.927          52        0.68%
MFS VARIABLE INSURANCE TRUST
   MFS Bond Series                              2,461     1.277 to 1.292       3,172        5.96%
   MFS Emerging Growth Series                   4,890     1.394 to 1.420       6,927          --
   MFS Gobal Governments Series                   359     1.202 to 1.217         437        3.70%
   MFS Money Market Series                      2,570     1.253 to 1.268       3,251        3.49%
   MFS Research Series                          3,531     1.245 to 1.269       4,472        0.01%
   MFS Total Return Series                      4,481     1.488 to 1.506       6,738        2.15%
PIMCO VARIABLE INSURANCE TRUST
   Total Return Bond Portfolio                     87              1.055          92        0.83%
PUTNAM VARIABLE TRUST
   Putnam VT Small Cap Value Fund -
      Class IB Shares                              13              1.101          14          --
SALOMON BROTHERS VARIABLE SERIES FUND INC.
   Capital Fund                                 1,332              1.301       1,733        0.70%
   High Yield Bond Fund                           252              1.049         265        7.75%
   Investors Fund                               1,580              1.089       1,720        0.73%
   Total Return Fund                              845              1.016         859        2.31%
SMITH BARNEY INVESTMENT SERIES
   Growth and Income Portfolio                    318              0.873         277          --
   Smith Barney Government Portfolio               47              1.160          54          --
   Smith Barney Large Cap Core Portfolio          337              0.932         314          --
   Smith Barney Premier Selections All Cap
      Growth Portfolio                            222              1.171         259          --

                                                FOR THE YEAR ENDED DECEMBER 31, 2001
                                               --------------------------------------
                                                 EXPENSE RATIO        TOTAL RETURN
                                               LOWEST TO HIGHEST   LOWEST TO HIGHEST*
                                               -----------------   ------------------
HIGH YIELD BOND TRUST                                     1.40%                  8.02%
MONEY MARKET PORTFOLIO                                    1.40%                  2.24%
AIM VARIABLE INSURANCE FUNDS, INC.
   AIM V.I. Capital Appreciation Fund            0.99% to 1.40%    (24.38%) to (24.04%)
   AIM V.I. Government Securities Fund           0.99% to 1.40%         4.94% to 5.40%
   AIM V.I. Growth and Income Fund               0.99% to 1.40%    (23.90%) to (23.62%)
   AIM V.I. Growth Fund                          0.99% to 1.40%    (34.83%) to (34.52%)
   AIM V.I. International Equity Fund            0.99% to 1.40%    (24.56%) to (24.35%)
   AIM V.I. Value Fund                           0.99% to 1.40%    (13.83%) to (13.42%)
ALLIANCE VARIABLE PRODUCT SERIES FUND, INC.
   Growth & Income Portfolio - Class B                    1.40%                 (6.04%)
   Technology Portfolio - Class B                         1.40%                (26.50%)
FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST
   Franklin Small Cap Fund - Class 2                      1.40%                (16.48%)
   Templeton International Securities Fund -
      Class 2                                             1.40%                (17.25%)
GREENWICH STREET SERIES FUND
   Appreciation Portfolio                        0.99% to 1.40%      (4.43%) to (4.13%)
   Equity Index Portfolio - Class II Shares               1.40%                (13.58%)
   Fundamental Value Portfolio                            1.40%                 (7.11%)
MFS VARIABLE INSURANCE TRUST
   MFS Bond Series                               0.99% to 1.40%         7.22% to 7.58%
   MFS Emerging Growth Series                    0.99% to 1.40%    (34.40%) to (34.14%)
   MFS Gobal Governments Series                  0.99% to 1.40%         3.26% to 3.75%
   MFS Money Market Series                       0.99% to 1.40%         2.29% to 2.76%
   MFS Research Series                           0.99% to 1.40%    (22.38%) to (22.00%)
   MFS Total Return Series                       0.99% to 1.40%      (1.13%) to (0.73%)
PIMCO VARIABLE INSURANCE TRUST
   Total Return Bond Portfolio                            1.40%                 (0.28%)
PUTNAM VARIABLE TRUST
   Putnam VT Small Cap Value Fund -
      Class IB Shares                                     1.40%                  7.10%
SALOMON BROTHERS VARIABLE SERIES FUND INC.
   Capital Fund                                           1.40%                  0.46%
   High Yield Bond Fund                                   1.40%                  3.66%
   Investors Fund                                         1.40%                 (5.47%)
   Total Return Fund                                      1.40%                 (2.21%)
SMITH BARNEY INVESTMENT SERIES
   Growth and Income Portfolio                            1.40%                (12.00%)
   Smith Barney Government Portfolio                      1.40%                  4.41%
   Smith Barney Large Cap Core Portfolio                  1.40%                (15.66%)
   Smith Barney Premier Selections All Cap
      Growth Portfolio                                    1.40%                (15.33%)

                                      -52-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

6.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                         FOR THE YEAR ENDED DECEMBER 31, 2001
                                                 ------------------------------------------------------
                                                 UNITS       UNIT VALUE       NET ASSETS    INVESTMENT
                                                 (000S)   LOWEST TO HIGHEST    (000S)      INCOME RATIO
                                                 ------   -----------------   ----------   ------------

THE TRAVELERS SERIES TRUST
   Equity Income Portfolio                          47     $         1.003      $    47        1.22%
   Large Cap Portfolio                           4,071               0.842        3,429        0.46%
   MFS Emerging Growth Portfolio                   867               0.510          441          --
   MFS Mid Cap Growth Portfolio                  1,442               1.275        1,838          --
   MFS Research Portfolio                          957               0.859          821        0.04%
   Travelers Quality Bond Portfolio                663               1.122          743        3.23%
TRAVELERS SERIES FUND INC.
   AIM Capital Appreciation Portfolio            1,805               0.926        1,670          --
   MFS Total Return Portfolio                    1,451               1.119        1,623        2.87%
   Putnam Diversified Income Portfolio             804               1.018          819        7.80%
   Smith Barney Aggressive Growth Portfolio      2,175      1.042 to 1.046        2,275          --
   Smith Barney Large Cap Value Portfolio           14               0.917           13          --
VAN KAMPEN LIFE INVESTMENT TRUST
   Emerging Growth Portfolio - Class II Shares       3               0.822            3          --
VARIABLE ANNUITY PORTFOLIOS
   Smith Barney Small Cap Growth Opportunities
      Portfolio                                    911      1.262 to 1.286        1,171          --
VARIABLE INSURANCE PRODUCTS FUND
   Equity-Income Portfolio - Initial Class       5,866      1.402 to 1.428        8,364        1.77%
   Growth Portfolio - Intial Class               3,072      2.386 to 2.430        7,433        0.09%
   High Income Portfolio - Initial Class         2,708      0.764 to 0.774        2,091       14.68%
   Overseas Portfolio                            1,544      1.050 to 1.070        1,647        5.62%
VARIABLE INSURANCE PRODUCTS FUND II
   Contrafund Portfolio                          5,286      1.508 to 1.536        8,099        0.88%
   Contrafund(R)Portfolio - Service Class 2        253               0.807          204        0.68%
   Index 500 Portfolio                           8,315      1.436 to 1.463       12,139        1.25%

                                                  FOR THE YEAR ENDED DECEMBER 31, 2001
                                                 --------------------------------------
                                                   EXPENSE RATIO       TOTAL RETURN
                                                 LOWEST TO HIGHEST   LOWEST TO HIGHEST*
                                                 -----------------   ------------------

THE TRAVELERS SERIES TRUST                                  1.40%                 (7.90%)
   Equity Income Portfolio                                  1.40%                (18.49%)
   Large Cap Portfolio                                      1.40%                (37.04%)
   MFS Emerging Growth Portfolio                            1.40%                (24.73%)
   MFS Mid Cap Growth Portfolio                             1.40%                (23.51%)
   MFS Research Portfolio                                   1.40%                  5.65%
   Travelers Quality Bond Portfolio
TRAVELERS SERIES FUND INC.                                  1.40%                (24.84%)
   AIM Capital Appreciation Portfolio                       1.40%                 (1.41%)
   MFS Total Return Portfolio                               1.40%                  2.83%
   Putnam Diversified Income Portfolio             0.99% to 1.40%      (9.23%) to (2.97%)
   Smith Barney Aggressive Growth Portfolio                 1.40%                  2.92%
   Smith Barney Large Cap Value Portfolio
VAN KAMPEN LIFE INVESTMENT TRUST                            1.40%                 (5.95%)
   Emerging Growth Portfolio - Class II Shares
VARIABLE ANNUITY PORTFOLIOS
   Smith Barney Small Cap Growth Opportunities     0.99% to 1.40%    (17.35%) to (17.10%)
      Portfolio
VARIABLE INSURANCE PRODUCTS FUND                   0.99% to 1.40%      (6.28%) to (5.93%)
   Equity-Income Portfolio - Initial Class         0.99% to 1.40%    (18.79%) to (18.48%)
   Growth Portfolio - Intial Class                 0.99% to 1.40%    (12.98%) to (12.54%)
   High Income Portfolio - Initial Class           0.99% to 1.40%    (22.28%) to (21.90%)
   Overseas Portfolio
VARIABLE INSURANCE PRODUCTS FUND II                0.99% to 1.40%    (13.48%) to (13.12%)
   Contrafund Portfolio                                     1.40%                (13.69%)
   Contrafund(R)Portfolio - Service Class 2        0.99% to 1.40%    (13.34%) to (12.97%)
   Index 500 Portfolio

* Total return lowest and highest range displayed is calculated from the beginning of the fiscal year to the end of the fiscal year except where a unit value inception date occurred during the course of the current fiscal year. In this case, the inception date unit value is used in the computation.

                                      -53-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

7.   SCHEDULE OF ACCUMULATION UNITS FOR SEPARATE ACCOUNT CLIC FOR THE YEARS
     ENDED DECEMBER 31, 2001 AND 2000

                                                                                                    AIM V.I. CAPITAL APPRECIATION
                                                   HIGH YIELD BOND TRUST   MONEY MARKET PORTFOLIO               FUND
                                                   ---------------------   ----------------------   -----------------------------
                                                     2001        2000         2001       2000             2001        2000
                                                   ---------   ---------    --------   --------         ---------   ---------
Accumulation units beginning of year ...........   1,423,193     387,819     298,796    103,494         2,743,394   2,525,235
Accumulation units purchased and
   transferred from other Travelers accounts ...     119,096   1,055,698     665,637    454,146           227,442     515,331
Accumulation units redeemed and
   transferred to other Travelers accounts .....     (74,800)    (20,324)   (509,164)  (258,844)         (498,909)   (297,172)
                                                   ---------   ---------    --------   --------         ---------   ---------
Accumulation units end of year .................   1,467,489   1,423,193     455,269    298,796         2,471,927   2,743,394
                                                   =========   =========    ========   ========         =========   =========

                                                    AIM V.I. GOVERNMENT     FAIM V.I. GROWTH AND
                                                      SECURITIES FUND           INCOME FUND          AIM V.I. GROWTH FUND
                                                   ---------------------   ----------------------   ---------------------
                                                     2001        2000        2001         2000        2001        2000
                                                   ---------   ---------   ---------   ----------   ---------   ---------
Accumulation units beginning of year ...........   2,089,167   2,191,298   3,639,673    4,071,059   1,516,364   1,429,474
Accumulation units purchased and
   transferred from other Travelers accounts ...     402,808     331,529     290,262      583,482      52,179     279,929
Accumulation units redeemed and
   transferred to other Travelers accounts .....    (337,941)   (433,660)   (636,138)  (1,014,868)   (321,944)   (193,039)
                                                   ---------   ---------   ---------   ----------   ---------   ---------
Accumulation units end of year .................   2,154,034   2,089,167   3,293,797    3,639,673   1,246,599   1,516,364
                                                   =========   =========   =========   ==========   =========   =========

                                                   AIM V.I. INTERNATIONAL                              GROWTH & INCOME
                                                        EQUITY FUND           AIM V.I. VALUE FUND     PORTFOLIO - CLASS B
                                                   ----------------------   -----------------------   -------------------
                                                      2001        2000         2001         2000          2001    2000
                                                   ----------   ---------   ----------   ----------      ------   ----
Accumulation units beginning of year ...........    4,965,435   4,437,266    9,121,963    8,265,744          --     --
Accumulation units purchased and
   transferred from other Travelers accounts ...      151,950   1,048,105      720,402    1,884,699      10,059     --
Accumulation units redeemed and
   transferred to other Travelers accounts .....   (1,108,495)   (519,936)  (1,446,872)  (1,028,480)        (50)    --
                                                   ----------   ---------   ----------   ----------      ------   ----
Accumulation units end of year .................    4,008,890   4,965,435    8,395,493    9,121,963      10,009     --
                                                   ==========   =========   ==========   ==========      ======   ====

                                                                                                TEMPLETON INTERNATIONAL
                                                       TECHNOLOGY         FRANKLIN SMALL CAP        SECURITIES FUND -
                                                   PORTFOLIO - CLASS B      FUND - CLASS 2             CLASS 2
                                                   -------------------   -------------------   ------------------------
                                                     2001       2000       2001       2000        2001        2000
                                                    -------   --------   --------   --------    ---------   ---------
Accumulation units beginning of year ...........    412,584        --     582,662    353,953    1,320,869     523,110
Accumulation units purchased and
   transferred from other Travelers accounts ...    199,420   414,145      82,280    849,907      172,776   1,009,650
Accumulation units redeemed and
   transferred to other Travelers accounts .....    (66,525)   (1,561)   (181,321)  (621,198)    (180,935)   (211,891)
                                                    -------   -------    --------   --------    ---------   ---------
Accumulation units end of year .................    545,479   412,584     483,621    582,662    1,312,710   1,320,869
                                                    =======   =======    ========   ========    =========   =========

                                      -54-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

7.   SCHEDULE OF ACCUMULATION UNITS FOR SEPARATE ACCOUNT CLIC
     FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000 (CONTINUED)

                                                                            EQUITY INDEX PORTFOLIO -
                                                   APPRECIATION PORTFOLIO      CLASS II SHARES          FUNDAMENTAL VALUE PORTFOLIO
                                                   ----------------------   ------------------------   ----------------------------
                                                        2001      2000           2001      2000                2001    2000
                                                      ---------   ----         -------   -------              ------   ----

Accumulation units beginning of year ...........             --     --         303,808    91,908                  --     --
Accumulation units purchased and
   transferred from other Travelers accounts ...      5,517,279     --          42,345   232,417              57,043     --
Accumulation units redeemed and
   transferred to other Travelers accounts .....       (702,115)    --         (81,381)  (20,517)               (800)    --
                                                      ---------   ----         -------   -------              ------   ----
Accumulation units end of year .................      4,815,164     --         264,772   303,808              56,243     --
                                                      =========   ====         =======   =======              ======   ====

                                                                                                        MFS GLOBAL GOVERNMENTS
                                                       MFS BOND SERIES     MFS EMERGING GROWTH SERIES           SERIES
                                                   ---------------------   --------------------------   ----------------------
                                                      2001        2000         2001         2000            2001      2000
                                                   ---------   ---------    ----------   ----------       -------   -------

Accumulation units beginning of year ...........   2,138,776   2,813,297     6,055,704    5,535,649       354,303   365,670
Accumulation units purchased and
   transferred from other Travelers accounts ...     804,388     100,183       168,907    1,524,085        23,700    52,822
Accumulation units redeemed and
   transferred to other Travelers accounts .....    (482,343)   (774,704)   (1,334,437)  (1,004,030)      (18,661)  (64,189)
                                                   ---------   ---------    ----------   ----------       -------   -------
Accumulation units end of year .................   2,460,821   2,138,776     4,890,174    6,055,704       359,342   354,303
                                                   =========   =========    ==========   ==========       =======   =======

                                                   MFS MONEY MARKET SERIES    MFS RESEARCH SERIES    MFS TOTAL RETURN SERIES
                                                   -----------------------   ---------------------   -----------------------
                                                      2001         2000        2001         2000         2001        2000
                                                   ----------   ----------   ---------   ---------    ---------   ---------

Accumulation units beginning of year ...........    1,656,094    1,809,524   4,296,082   4,591,649    4,407,100   4,716,403
Accumulation units purchased and
   transferred from other Travelers accounts ...    2,689,414    2,640,736      81,213     291,281      803,104     429,560
Accumulation units redeemed and
   transferred to other Travelers accounts .....   (1,775,697)  (2,794,166)   (846,040)   (586,848)    (729,183)   (738,863)
                                                   ----------   ----------   ---------   ---------    ---------   ---------
Accumulation units end of year .................    2,569,811    1,656,094   3,531,255   4,296,082    4,481,021   4,407,100
                                                   ==========   ==========   =========   =========    =========   =========

                                                                                 PUTNAM VT SMALL CAP VALUE
                                                   TOTAL RETURN BOND PORTFOLIO      FUND - CLASS IB SHARES        CAPITAL FUND
                                                   ---------------------------   -------------------------   ---------------------
                                                           2001    2000                 2001    2000            2001        2000
                                                          ------   ----                ------   ----         ---------   ---------

Accumulation units beginning of year ...........              --     --                    --     --         1,175,385     487,552
Accumulation units purchased and
   transferred from other Travelers accounts ...          87,237     --                12,639     --           403,672     797,800
Accumulation units redeemed and
   transferred to other Travelers accounts .....              --     --                    (4)    --          (246,694)   (109,967)
                                                          ------   ----                ------   ----         ---------   ---------
Accumulation units end of year .................          87,237     --                12,635     --         1,332,363   1,175,385
                                                          ======   ====                ======   ====         =========   =========

                                      -55-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

7.   SCHEDULE OF ACCUMULATION UNITS FOR SEPARATE ACCOUNT CLIC
     FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000 (CONTINUED)

                                                   HIGH YIELD BOND FUND       INVESTORS FUND       TOTAL RETURN FUND
                                                   --------------------   ---------------------   ------------------
                                                      2001      2000         2001        2000       2001      2000
                                                    -------   --------    ---------   ---------   -------   --------

Accumulation units beginning of year ...........    259,135    243,342    1,503,264     880,931   721,355    680,016
Accumulation units purchased and
   transferred from other Travelers accounts ...     35,742    146,223      243,584     860,359   196,692    360,607
Accumulation units redeemed and
   transferred to other Travelers accounts .....    (42,600)  (130,430)    (166,900)   (238,026)  (72,889)  (319,268)
                                                    -------   --------    ---------   ---------   -------   --------
Accumulation units end of year .................    252,277    259,135    1,579,948   1,503,264   845,158    721,355
                                                    =======   ========    =========   =========   =======   ========

                                                                                 SMITH BARNEY GOVERNMENT    SELECT SMALL CAP
                                                   GROWTH AND INCOME PORTFOLIO         PORTFOLIO                PORTFOLIO
                                                   ---------------------------   -----------------------   ------------------
                                                        2001       2000              2001      2000          2001       2000
                                                      --------   --------          -------   --------      --------   -------

Accumulation units beginning of year ...........       422,540    136,745           64,949     22,640       128,642     5,595
Accumulation units purchased and
   transferred from other Travelers accounts ...        14,081    388,313            2,607    143,622        52,294   127,942
Accumulation units redeemed and
   transferred to other Travelers accounts .....      (119,013)  (102,518)         (20,913)  (101,313)     (180,936)   (4,895)
                                                      --------   --------          -------   --------      --------   -------
Accumulation units end of year .................       317,608    422,540           46,643     64,949            --   128,642
                                                      ========   ========          =======   ========      ========   =======

                                                   SMITH BARNEY LARGE CAP CORE   SMITH BARNEY PREMIER SELECTIONS    EQUITY INCOME
                                                           PORTFOLIO                ALL CAP GROWTH PORTFOLIO          PORTFOLIO
                                                   ---------------------------   -------------------------------   ---------------
                                                         2001       2000                 2001       2000            2001     2000
                                                       --------   -------              --------   -------          ------   ------

Accumulation units beginning of year ...........        559,088   186,983               277,463    61,532          15,684       --
Accumulation units purchased and
   transferred from other Travelers accounts ...         61,137   456,823                45,678   229,607          33,843   15,684
Accumulation units redeemed and
   transferred to other Travelers accounts .....       (282,922)  (84,718)             (101,621)  (13,676)         (2,595)      --
                                                       --------   -------              --------   -------          ------   ------
Accumulation units end of year .................        337,303   559,088               221,520   277,463          46,932   15,684
                                                       ========   =======              ========   =======          ======   ======

                                                                                                              MFS MID CAP GROWTH
                                                    LARGE CAP PORTFOLIO     MFS EMERGING GROWTH PORTFOLIO         PORTFOLIO
                                                   ---------------------   ------------------------------   ---------------------
                                                      2001        2000            2001      2000              2001        2000
                                                   ---------   ---------        -------   -------           ---------   ---------

Accumulation units beginning of year ...........   4,306,659   2,109,249        522,047        --           1,473,791     726,744
Accumulation units purchased and
   transferred from other Travelers accounts ...     313,583   2,506,752        437,855   522,881             186,840   1,001,250
Accumulation units redeemed and
   transferred to other Travelers accounts .....    (549,647)   (309,342)       (93,388)     (834)           (218,388)   (254,203)
                                                   ---------   ---------        -------   -------           ---------   ---------
Accumulation units end of year .................   4,070,595   4,306,659        866,514   522,047           1,442,243   1,473,791
                                                   =========   =========        =======   =======           =========   =========

                                      -56-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

7.   SCHEDULE OF ACCUMULATION UNITS FOR SEPARATE ACCOUNT CLIC
     FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000 (CONTINUED)

                                                      MFS RESEARCH      TRAVELERS QUALITY         AIM CAPITAL
                                                        PORTFOLIO         BOND PORTFOLIO     APPRECIATION PORTFOLIO
                                                  -------------------   ------------------   ----------------------
                                                    2001       2000       2001      2000       2001        2000
                                                  --------   --------   --------   -------   ---------   ---------
Accumulation units beginning of year ..........    992,799    805,920    678,670   323,930   1,733,070     954,495
Accumulation units purchased and
   transferred from other Travelers accounts ..    324,088    448,412    199,537   383,663     382,416   1,192,086
Accumulation units redeemed and
   transferred to other Travelers accounts ....   (360,243)  (261,533)  (215,682)  (28,923)   (310,875)   (413,511)
                                                  --------   --------   --------   -------   ---------   ---------
Accumulation units end of year ................    956,644    992,799    662,525   678,670   1,804,611   1,733,070
                                                  ========   ========   ========   =======   =========   =========

                                                    MFS TOTAL RETURN      PUTNAM DIVERSIFIED   SMITH BARNEY AGGRESSIVE
                                                       PORTFOLIO           INCOME PORTFOLIO        GROWTH PORTFOLIO
                                                  ---------------------   ------------------   -----------------------
                                                    2001        2000        2001      2000          2001      2000
                                                  ---------   ---------   -------   --------      ---------   ----
Accumulation units beginning of year ..........   1,557,752     880,104   788,293    319,191             --     --
Accumulation units purchased and
   transferred from other Travelers accounts ..     237,559     810,476    80,350    711,885      2,331,694     --
Accumulation units redeemed and
   transferred to other Travelers accounts ....    (344,485)   (132,828)  (64,266)  (242,783)      (156,386)    --
                                                  ---------   ---------   -------   --------      ---------   ----
Accumulation units end of year ................   1,450,826   1,557,752   804,377    788,293      2,175,308     --
                                                  =========   =========   =======   ========      =========   ====

                                                  SMITH BARNEY LARGE    EMERGING GROWTH PORTFOLIO-      CITISELECT(R) VIP
                                                  CAP VALUE PORTFOLIO        CLASS II SHARES         FOLIO 200 CONSERVATIVE
                                                  -------------------   --------------------------   ----------------------
                                                      2001    2000            2001      2000           2001         2000
                                                     ------   ----            -----     ----         ----------   ---------
Accumulation units beginning of year ..........          --     --               --       --         2,184,684   2,870,973
Accumulation units purchased and
   transferred from other Travelers accounts ..      13,899     --            3,215       --            23,442     262,854
Accumulation units redeemed and
   transferred to other Travelers accounts ....          --     --               (4)      --        (2,208,126)   (949,143)
                                                     ------   ----            -----     ----        ----------   ---------
Accumulation units end of year ................      13,899     --            3,211       --                --   2,184,684
                                                     ======   ====            =====     ====        ==========   =========

                                                     CITISELECT(R) VIP        CITISELECT(R) VIP       CITISELECT(R) VIP
                                                    FOLIO 300 BALANCED        FOLIO 400 GROWTH      FOLIO 500 GROWTH PLUS
                                                  ----------------------   ----------------------   ---------------------
                                                     2001         2000        2001         2000        2001       2000
                                                  ----------   ---------   ----------   ---------    --------   --------
Accumulation units beginning of year ..........    2,985,778   3,489,216    1,403,673   1,809,729     587,981    959,053
Accumulation units purchased and
   transferred from other Travelers accounts ..       26,260      50,697        4,552      10,744       5,200      5,109
Accumulation units redeemed and
   transferred to other Travelers accounts ....   (3,012,038)   (554,135)  (1,408,225)   (416,800)   (593,181)  (376,181)
                                                  ----------   ---------   ----------   ---------    --------   --------
Accumulation units end of year ................           --   2,985,778           --   1,403,673          --    587,981
                                                  ==========   =========   ==========   =========    ========   ========

                                      -57-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

7.   SCHEDULE OF ACCUMULATION UNITS FOR SEPARATE ACCOUNT CLIC
     FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000 (CONTINUED)

                                                       SMITH BARNEY SMALL CAP      EQUITY-INCOME PORTFOLIO -   GROWTH PORTFOLIO -
                                                  GROWTH OPPORTUNITIES PORTFOLIO         INITIAL CLASS           INITIAL CLASS
                                                  ------------------------------   ------------------------   ---------------------
                                                          2001     2000                2001         2000        2001        2000
                                                        -------   -------           ----------   ----------   ---------   ---------
Accumulation units beginning of year ..........         664,249   506,301            6,526,430    7,223,311   3,766,290   3,611,826
Accumulation units purchased and
   transferred from other Travelers accounts ..         312,219   257,437              397,758      621,160     239,827     824,587
Accumulation units redeemed and
   transferred to other Travelers accounts ....         (65,785)  (99,489)          (1,057,704)  (1,318,041)   (934,504)   (670,123)
                                                        -------   -------           ----------   ----------   ---------   ---------
Accumulation units end of year ................         910,683   664,249            5,866,484    6,526,430   3,071,613   3,766,290
                                                        =======   =======           ==========   ==========   =========   =========

                                                  HIGH INCOME PORTFOLIO
                                                     - INITIAL CLASS       OVERSEAS PORTFOLIO      CONTRAFUND PORTFOLIO
                                                  ---------------------   ---------------------   ----------------------
                                                    2001        2000         2001       2000         2001        2000
                                                  ---------   ---------   ---------   ---------   ----------   ---------
Accumulation units beginning of year ..........   3,548,446   3,940,185   1,925,236   1,719,889    6,298,747   6,411,917
Accumulation units purchased and
   transferred from other Travelers accounts ..     119,044     373,681      75,595     400,126      125,183     765,021
Accumulation units redeemed and
   transferred to other Travelers accounts ....    (959,491)   (765,420)   (457,224)   (194,779)  (1,137,935)   (878,191)
                                                  ---------   ---------   ---------   ---------   ----------   ---------
Accumulation units end of year ................   2,707,999   3,548,446   1,543,607   1,925,236    5,285,995   6,298,747
                                                  =========   =========   =========   =========   ==========   =========

                                                  CONTRAFUND(R)PORTFOLIO-
                                                      SERVICE CLASS 2         INDEX 500 PORTFOLIO             COMBINED
                                                  -----------------------   -----------------------   -------------------------
                                                      2001      2000           2001         2000         2001           2000
                                                     -------   -------      ----------   ----------   -----------   -----------
Accumulation units beginning of year ..........      189,353        --       9,480,063   10,135,275   104,067,483    95,715,196
Accumulation units purchased and
   transferred from other Travelers accounts ..       75,016   189,512         487,901      735,926    20,873,943    29,298,944
Accumulation units redeemed and
   transferred to other Travelers accounts ....      (11,324)     (159)     (1,653,247)  (1,391,138)  (28,382,986)  (20,946,657)
                                                     -------   -------      ----------   ----------   -----------   -----------
Accumulation units end of year ................      253,045   189,353       8,314,717    9,480,063    96,558,440   104,067,483
                                                     =======   =======      ==========   ==========   ===========   ===========

                                      -58-

                          INDEPENDENT AUDITORS' REPORT

The Board of Directors of Citicorp Life Insurance Company and
Owners of Variable Annuity Contracts of Citicorp Life Variable Annuity Separate
Account:

We have audited the accompanying statement of assets and liabilities of Citicorp
Life Variable Annuity Separate Account (comprised of the sub-accounts listed in note 1 to financial statements) (collectively, "the Account") as of December 31,
2001, and the related statement of operations for the year then ended and the statement of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the
Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of shares owned as of December
31, 2001, by correspondence with the underlying funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.
We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the
Account as of December 31, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of
America.

                                    KPMG LLP

Hartford, Connecticut
March 15, 2002

                                      -59-

                       This page intentionally left blank

                              INDEPENDENT AUDITORS
                                    KPMG LLP
                              Hartford, Connecticut

This report is prepared for the general information of contract owners and is not an offer of units of Citicorp Life Variable Annuity Separate Account or shares of Separate Account CLIC's underlying funds. It should not be used in connection with any offer except in conjunction with the Prospectus for Citicorp
Life Variable Annuity Separate Account product(s) offered by Citicorp Life
Insurance Company and the Prospectuses of the underlying funds, which collectively contain all pertinent information, including the applicable sales commissions.

SEPCLIC (Annual) (12-01) Printed in U.S.A.

                         CITICORP LIFE INSURANCE COMPANY

             Annual Audited Financial Statements -- Statutory Basis

                           December 31, 2001 and 2000

                         Citicorp Life Insurance Company

             Annual Audited Financial Statements -- Statutory Basis

                                                                        PAGE
Independent Auditors' Report                                              1

Financial Statements:

         Balance Sheets -- December 31, 2001 and 2000                     2

         Statements of Operations for the years ended
            December 31, 2001 and 2000                                    3

         Statements of Changes in Capital and Surplus
            for the years ended December 31, 2001 and 2000                3

         Statements of Cash Flows for the years ended
            December 31, 2001 and 2000                                    4

Notes to Financial Statements                                             5-14

Supplemental Schedule of Selected Financial Data as of
   and for the year ended December 31, 2001                              15-18

Appendix A -- Supplemental Investment Risks Interrogatories              19-24

Appendix B -- Summary Investment Schedule                                25

                          INDEPENDENT AUDITORS' REPORT

The Board of Directors
Citicorp Life Insurance Company:

We have audited the accompanying  balance sheets  (statutory  basis) of Citicorp
Life Insurance Company ("the Company") as of December 31, 2001 and 2000, and the
related  statements  of  operations  (statutory  basis),  changes in capital and surplus  (statutory  basis), and cash flows (statutory basis) for the years then ended.  These  financial  statements  are the  responsibility  of the  Company's management.  Our  responsibility  is to express  an  opinion on these  financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the  United  States of  America.  Those  standards  require  that we plan and perform the audits to obtain  reasonable  assurance  about whether the financial statements are free of material misstatement.  An audit includes examining, on a test basis,  evidence  supporting  the amounts and  disclosures in the financial statements.  An audit also includes assessing the accounting principles used and significant  estimates  made by  management,  as well as evaluating  the overall
financial  statement  presentation.   We  believe  that  our  audits  provide  a
reasonable basis for our opinion.

As  described  more fully in Note 2 to the  financial  statements,  the  Company prepared these financial  statements  using accounting  practices  prescribed or permitted by the Insurance  Department of the State of Arizona,  which practices differ from  accounting  principles  generally  accepted in the United States of
America.  The effects on the financial  statements of the variances  between the statutory accounting  practices and accounting  principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

In our opinion,  because of the effects of the matter discussed in the preceding paragraph,  the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States of
America,  the  financial  position  of  Citicorp  Life  Insurance  Company as of
December 31, 2001 and 2000, or the results of  its  operations or its cash flows for the years then ended.

Also, in our opinion, the financial statements referred to above present fairly, in all material  respects,  the  admitted  assets,  liabilities,  and surplus of
Citicorp  Life  Insurance  Company as of  December  31,  2001 and 2000,  and the
results  of its  operations  and its cash  flows for the years then ended on the basis of accounting described in Note 2.

As  described  more fully in Note 2 to the  financial  statements,  the  Company prepared these financial  statements  using accounting  practices  prescribed or permitted by the Insurance  Department of the State of Arizona. As of January 1,
2001, the Insurance  Department of the State of Arizona has adopted the National
Association of Insurance Commissioners'  statutory accounting practices,  except as  described  in Note  2.  Consequently,  the  Company  changed  its  basis  of accounting in 2001 as described in Note 2.

Our  audits  were  made for the  purpose  of  forming  an  opinion  on the basic financial statements taken as a whole. The supplementary information included on the  Supplemental  Schedule of Selected  Financial Data, the Summary  Investment
Schedule  and the  Supplemental  Investment  Interrogatories  is  presented  for purposes  of  additional  analysis  and  is not a  required  part  of the  basic financial  statements.  Such  information  has been  subjected  to the  auditing procedures  applied in the audits of the basic financial  statements and, in our opinion,  is fairly  stated in all  material  respects  in relation to the basic financial statements taken as a whole.

                                       /s/KPMG LLP

April 26, 2002

                         CITICORP LIFE INSURANCE COMPANY

                        Balance Sheets (statutory basis)

(At December 31, in thousands)                                      2001                   2000
                                                                    ----                   ----
Assets
       Bonds (fair value $517,942; $511,664)                        $511,269             $504,545
       Preferred stocks (cost $225)                                      225                    -
       Common stocks (cost $50,500; $50,500)                         237,093              177,311
       Real estate                                                    24,547               24,547
       Cash and Short-term investments                                66,600               44,176
       Other invested assets                                          13,852               19,063
                                                             ---------------      ---------------

Total cash and invested assets                                       853,586              769,642

       Separate accounts                                             123,632              159,796
       Investment income due and accrued                               5,561                4,762
       Other assets                                                   16,184               13,848
                                                             ----------------     ---------------

Total assets                                                        $998,963             $948,048
                                                             ===============      ===============

Liabilities
       Aggregate reserves and deposit-type contracts                 $89,831             $109,955
       Policy and contract claims                                      8,350               13,461
       Separate accounts                                             123,632              159,796
       Federal income taxes due or accrued                               780                3,234
       Asset valuation reserve                                        40,142               21,842
       Payable for securities                                         16,570               42,101
       Securities lending                                             27,115                   --
       Other liabilities                                              16,496               (1,394)
                                                             ---------------      ----------------

Total Liabilities                                                    322,916              348,995
                                                             ---------------      ----------------

Capital and Surplus

    Preferred stock ($1 par value, 5,000 shares
       authorized; -0- shares issued and outstanding)                     --                    --
    Common stock ($1 par value per share; 5,000 shares
       authorized; 2,500 shares issued and outstanding)                2,500                 2,500
    Nonvoting common stock ($1 par value per share;
       5,000 shares authorized; 705 shares issued and                    705                   705
       outstanding)
    Gross paid-in and contributed surplus                            142,695               142,695
    Unassigned funds                                                 530,147               453,153
                                                             ---------------      -----------------

Total capital and surplus                                            676,047               599,053
                                                             ---------------      -----------------

Total liabilities and capital and surplus                           $998,963              $948,048
                                                             ===============      ================

               See notes to financial statements (statutory basis)

                                       2

                         CITICORP LIFE INSURANCE COMPANY

                   Statements of Operations (statutory basis)

(For the years ended December 31, in thousands)                         2001                   2000
                                                                        ----                   ----

Revenues
       Premiums and other considerations                                 $37,293              $42,392
       Deposit-type funds                                                     --               25,229
       Net investment income                                              39,054               38,160
       Other revenues                                                      3,861                1,240
                                                                 ---------------      ---------------

           Total revenues                                                 80,208              107,021
                                                                 ---------------      ---------------

Benefits and expenses
       Current and future insurance benefits                              28,491               34,144
       Net transfers to separate accounts                                (12,240)              13,593
       Commissions                                                         3,812                7,543
       Other insurance and corporate expenses                                276                  (57)
                                                                 ---------------      ---------------

           Total benefits and expenses                                    20,339               55,223
                                                                 ---------------      ---------------

Net gain from operations before federal income taxes                      59,869               51,798

Federal income taxes incurred                                             20,775               17,676
                                                                 ---------------      ---------------

Net gain from operations after federal income taxes
    and before realized capital (losses)                                  39,094               34,122

Net realized capital losses                                              (1,968)              (2,201)
                                                                 ---------------      ---------------

Net income                                                               $37,126              $31,921
                                                                 ===============      ===============

         Statements of Changes in Capital and Surplus (statutory basis)

(For the years ended December 31, in thousands)                         2001                   2000
                                                                        ----                   ----

Capital and surplus -- December 31, previous year                       $599,053             $525,616

       Net income                                                         37,126               31,921
       Net unrealized capital gains                                       58,926               41,057
       Change in deferred income tax                                         713                   --
       Change in non-admitted assets and related items                        22                 (20)
       Change in asset valuation reserve                                 (18,300)                 479
       Cumulative effect of changes in accounting principles              (1,493)                  --
                                                                 ---------------      ---------------

           Net change in capital and surplus for the year                 76,994               73,437
                                                                 ---------------      ---------------

Capital and surplus -- December 31, current year                        $676,047             $599,053
                                                                 ===============      ===============

               See notes to financial statements (statutory basis)

                                       3

                        CITICORP LIFE INSURANCE COMPANY

                   Statements of Cash Flows (statutory basis)

(For the year ended December 31, in thousands)                          2001                   2000
                                                                        ----                   ----

Cash from Operations
       Premiums and other considerations                                 $37,293              $42,392
       Deposit-type funds                                                     --               25,229
       Investment income received, net                                    38,530               40,635
       Other income received                                               3,858                3,962
                                                                 ---------------      ---------------

           Total revenues received                                        79,681              112,218
                                                                 ---------------      ---------------

       Benefits paid                                                      53,950               60,721
       Net transfers to separate accounts                                (12,093)              11,099
       Federal income taxes paid                                          28,711               33,861
       Commissions                                                         3,812                7,543
       Other expenses                                                       (341)                (156)
                                                                 ---------------      ---------------

           Total benefits and expenses paid                               74,039              113,068
                                                                 ---------------      ---------------

Net cash provided by (used in) operations                                  5,642                 (850)
                                                                 ---------------      ---------------

Cash from Investments
    Proceeds from investments sold, matured or repaid
       Bonds                                                             407,607              429,006
       Stocks                                                                111                   --
       Mortgage loans                                                         --                  675
       Other                                                               4,570                2,713
       Net tax on capital gains                                               --                  428
                                                                 ---------------      ---------------

           Total net investment proceeds                                 412,288              432,822
                                                                 ---------------      ---------------

    Cost of investments acquired
       Bonds                                                             408,200              427,068
       Stocks                                                                325               10,000
       Other                                                              25,685                   --
                                                                 ---------------      ---------------

           Total investments acquired                                    434,210              437,068
                                                                 ---------------      ---------------

Net cash used for investments                                            (21,922)              (4,246)
                                                                 ---------------      ---------------

Cash from Financing and Miscellaneous Sources
    Cash provided
       Securities lending                                                 27,115                   --
       Other cash provided                                                36,691               26,943
                                                                 ---------------      ---------------

           Total                                                          63,806               26,943
                                                                 ---------------      ---------------

       Other cash applied                                                 25,102               11,657
                                                                 ---------------      ---------------

Net cash provided by financing and miscellaneous sources                  38,704               15,286
                                                                 ---------------      ---------------

Net change in cash and short-term investments                             22,424               10,190

Cash and short-term investments, beginning of year                        44,176               33,986
                                                                 ---------------      ---------------

Cash and short-term investments, end of year                             $66,600              $44,176
                                                                 ===============      ===============

               See notes to financial statements (statutory basis)

                                       4

                         CITICORP LIFE INSURANCE COMPANY

                 NOTES TO FINANCIAL STATEMENTS (statutory basis)

1.   ORGANIZATION

Citicorp Life Insurance Company (the Company) is a 78%-owned subsidiary of
Citibank Delaware (Citibank), which is an indirect wholly owned subsidiary of
Citigroup Inc. (Citigroup), a diversified holding company whose businesses provide a broad range of financial services to consumer and corporate customers around the world. The remaining 22% ownership of the Company is held by Citicorp
Holdings Netherlands, B.V. The Company issues and assumes term life insurance, credit life, credit accident and health, credit involuntary unemployment, single and flexible premium deferred annuity policies, and variable deferred annuity policies. The Company also writes and assumes mortgage disability policies. The
Company is licensed to issue insurance in 49 states and the District of
Columbia. The majority of the Company's business is generated through customers of Citigroup and its subsidiaries. The Company has two wholly owned insurance company subsidiaries, First Citicorp Life Insurance Company (FCLIC) and Citicorp
Assurance Company (CAC).

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

BASIS OF PRESENTATION

The Company, domiciled in the State of Arizona, prepares its statutory financial statements in conformity with accounting practices prescribed or permitted by the State of Arizona. Effective January 1, 2001, the State of Arizona requires that insurance companies domiciled in Arizona prepare their statutory basis financial statements in accordance with the NAIC Accounting Practices and
Procedures Manual - version effective January 1, 2001 (the Manual) subject to any deviations prescribed or permitted by the Arizona Insurance Commissioner.

The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of certain assets and liabilities and disclosure of contingent liabilities at the date of the financial statements and the reported amounts of revenues and benefits and expenses during the reporting period. Actual results could differ from those estimates.

Certain prior year amounts have been reclassified to conform to the 2001 presentation.

Statements of Statutory Accounting Principles (SSAP) differs in certain respects from accounting principles generally accepted in the United States of America
(GAAP). The differences, which could be significant, primarily relate to: (a)
the treatment of acquisition costs (principally commissions and certain expenses related to policy issuance) which are charged to expense as incurred for SSAP rather than amortized over the premium-paying periods of the related policies for GAAP; (b) the treatment of certain assets designated as non-admitted for
SSAP only, which are excluded from the balance sheet by direct charges to surplus; (c) insurance reserves, which are based on statutory mortality, morbidity and interest requirements without consideration of withdrawals for
SSAP, while GAAP reserves use different assumptions for mortality and interest;
(d) the GAAP only practice of establishing reserves for premium deficiency and other loss recognition on certain insurance and related contracts which are considered to be without substantial mortality or morbidity risk; (e) the asset valuation reserve (AVR) and interest maintenance reserve (IMR), which are required statutory reserves for life insurance companies, not required for GAAP;
(f) the provision for income taxes under SSAP differs from GAAP in the calculation of deferred income taxes. SSAP measures the difference between the tax basis in assets and liabilities, GAAP uses the GAAP basis. Recognition of a deferred tax asset for SSAP is determined by a reversal and recoverability test,
GAAP uses a more likely than not standard. Changes in deferred tax assets and liabilities are charged directly to surplus for SSAP, whereas, the GAAP change is included in the tax provision;

                                       5

                        CITICORP LIFE INSURANCE COMPANY
                NOTES TO FINANCIAL STATEMENTS (STATUTORY BASIS)

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

(g) under SSAP, securities investments and certain other investments are carried at NAIC values, whereas under GAAP, these investments are recorded at fair value with the unrealized gain or loss net of tax recorded to shareholders' equity;
(h) SSAP reserves are presented net of reinsurance; and (i) GAAP requires that comprehensive income and its components be displayed in the financial statements, while SSAP does not; (j) also, under GAAP majority owned subsidiaries are consolidated and for SSAP are recorded on the equity method.

INVESTMENTS

Invested assets are valued according to statutory requirements and the bases of valuation adopted by the NAIC.

Bonds generally are stated at amortized cost, except bonds that are in or near default which are stated at the lower of amortized cost or NAIC value.
Amortization is calculated using a constant yield method. Included in bonds are loan-backed and structured securities which are amortized using the retrospective method. The effective yield used to determine amortization is calculated based on actual historical and projected future cash flows which are obtained from a widely-accepted securities data provider.

Common stocks of insurance subsidiaries are based on the net worth of the entity, determined in accordance with SSAP #46. Dividends received from subsidiaries are recorded as net investment income and undistributed net income
(loss) is recorded as net unrealized capital gains (losses). The carrying value of these subsidiary investments at December 31, 2001 and 2000 was $237.1 million and $177.3 million, respectively. The cumulative net unrealized capital gain related to these subsidiary investments was $186.6 million and $126.8 million at
December 31, 2001 and 2000, respectively.

Real estate is stated at depreciated cost, net of encumbrances and specific impairments.

Short-term investments are stated at amortized cost. Short-term investments less than 90 days are considered cash equivalents.

DERIVATIVE FINANCIAL INSTRUMENTS

The Company uses derivative financial instruments, including forward contracts and options as a means of hedging exposure to foreign currency and interest rate risk on existing assets and liabilities. Hedge accounting is primarily used to account for derivatives. To qualify for hedge accounting, the changes in value of the derivative must be expected to substantially offset the changes in value of the hedged item. Hedges are monitored to ensure that there is a high correlation between the derivative instruments and the hedged investment.

                                       6

                        CITICORP LIFE INSURANCE COMPANY
                NOTES TO FINANCIAL STATEMENTS (STATUTORY BASIS)

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

INVESTMENT GAINS AND LOSSES

Realized investment gains and losses are calculated based upon specific identification of the investments sold and include specific impairments.
Impairments are determined based on the continual review of investment portfolio valuations. These gains and losses, except for those transferred to the Interest
Maintenance Reserve (IMR), are reported in net income.

In compliance with regulatory requirements, the Company maintains an Asset
Valuation Reserve (AVR) and an IMR. The AVR is designed to address the default and equity risks on the majority of the Company's invested assets. The principal function of the AVR is to shield statutory net worth from credit losses on fixed income investments carried at amortized values and to cushion statutory capital and surplus from realized and unrealized gains and losses on equity investments.
As of December 31, 2001 and 2000, the AVR was $40.1 million and $21.8 million, respectively. The IMR is designed to defer realized capital gains and losses due to interest rate changes on fixed income investments and to amortize those gains and losses, net of tax, into future income over the remaining life of the investments sold. At December 31, 2001 and 2000 the IMR, which is included in other liabilities, was $6.9 million and $1.4 million, respectively.

AGGREGATE RESERVES

Benefit reserves for direct individual life and individual annuity products have been computed based upon mortality and interest assumptions applicable to these coverages. Interest rates range from 5.25% to 7.00%, and mortality assumptions reflect standards prescribed by state regulatory authorities.

Future policy benefits on accident and health insurance are based on unearned premiums computed on a pro rata basis. The Company provides a liability for accident and health claims which represents an estimate of the ultimate cost of unpaid claims incurred through December 31 of each year. Management believes this liability will be adequate to cover such costs; however, the ultimate liability may be more or less than the estimated liability.

PREMIUMS AND DEPOSIT-TYPE FUNDS

Premiums and other considerations are recognized as revenues when due for life and health products and when received for annuity products. Reserves are established for the portion of premiums that will be earned in future periods.
Upon adoption of codification, deposit-type funds with life contingencies are included in premiums and other considerations.

SEPARATE ACCOUNTS

The separate account assets and liabilities represent segregated funds administered and invested by the company for purposes of funding variable annuity contracts. Amounts assessed to the contractholders for management services are included in general account revenues. The investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contractholders. The assets of these separate accounts are carried at market value. Net investment income and realized investment gains and losses for all separate accounts are excluded from revenues. Premiums and benefits are included in the statement of operations with a corresponding offset recorded in net transfers to or (from) separate accounts. An operating gain or loss is not recorded from these separate accounts.

                                       7

                        CITICORP LIFE INSURANCE COMPANY
                NOTES TO FINANCIAL STATEMENTS (STATUTORY BASIS)

3.   CAPITAL AND SURPLUS AND DIVIDEND RESTRICTIONS

The Company is subject to various regulatory restrictions that limit the maximum amount of dividends available to its parents without prior approval of insurance regulatory authorities in Arizona, its state of domicile. A maximum of $39.1 million of statutory surplus is available in 2002 for dividends to be paid without prior approval. The Company did not pay any dividends in 2001 or 2000.

The State of Arizona utilizes risk based capital (RBC) requirements developed by the NAIC as minimum capital requirements to identify companies that merit further regulatory action. At December 31, 2001, the Company had adjusted capital in excess of amounts requiring any regulatory action.

4.  INVESTMENTS

BONDS

-------------------------------------------------------------------------------
Bonds by investment type                                   Excess of book value
                                Book/Adjusted               over fair value (-)
        (in thousands)               Carrying        Fair                    or
                                        Value       Value  Fair value over book
                                                                      Value (+)
-------------------------------------------------------------------------------
DECEMBER 31, 2001
U.S. government agencies              $82,580     $81,853                 $(727)
States, territories and
     possessions                          100         107                     7
Special revenue and special
     assessment obligations           162,149     162,732                   583
Public utilities                       10,083      10,339                   256
Industrial and miscellaneous          256,357     262,911                 6,554
-------------------------------------------------------------------------------
              Total Bonds            $511,269    $517,942                $6,673
-------------------------------------------------------------------------------
DECEMBER 31, 2000
U.S. government agencies              $69,400     $70,305                  $905
States, territories and
     possessions                          100         103                     3
Special revenue and special
     assessment obligations           172,760     174,969                 2,209
Public utilities                        1,098       1,099                     1
Industrial and miscellaneous          261,187     265,188                 4,001
-------------------------------------------------------------------------------
              Total Bonds            $504,545    $511,664                $7,119
-------------------------------------------------------------------------------

Fair values are based upon quoted market prices or, if quoted prices are not available, discounted expected cash flows using market rates commensurate with the credit quality and maturity of the investment. The statement value and fair value of bonds at December 31, 2001, by contractual maturity, are shown below.
Maturities of loan backed and structured securities are based upon the period over which their repayments are expected. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                       4

                        CITICORP LIFE INSURANCE COMPANY
                NOTES TO FINANCIAL STATEMENTS (STATUTORY BASIS)

4.   INVESTMENTS (CONTINUED)

----------------------------------------------------------------------------------------------------------
Maturity Distribution
==========================================================================================================
                                                             Statement                               Fair
(in thousands)                                                   Value                              Value
------------------------------------ ---------------------------------------------------------------------

After year or less                                             $55,193                            $56,627
After 1 year through 5 years                                   213,094                            217,930
After 5 years through 10 years                                 146,749                            148,124
After 10 years                                                  96,233                             95,261
------------------------------------ ---------------------------------------------------------------------
                                                              $511,269                           $517,942
------------------------------------ ---------------------------------------------------------------------

Proceeds from sales and maturities of bonds were $407.6 million and $429.0 million during 2001 and 2000, respectively. Gross gains of $9.9 million and $3.0 million in 2001 and 2000, respectively, and gross losses of $1.4 million and
$9.3 million in 2001 and 2000, respectively, were realized on those sales.

The Company makes investments in collateralized mortgage obligations (CMOs).
CMOs typically have high credit quality, offer good liquidity, and provide a significant advantage in yield and total return compared to U.S. Treasury securities. The Company's investment strategy is to purchase CMO tranches which are protected against prepayment risk, including planned amortization class tranches. Prepayment protected tranches are preferred because they provide stable cash flows in a variety of interest rate scenarios. The Company does invest in other types of CMO tranches if a careful assessment indicates a favorable risk/return tradeoff. The Company does not purchase residual interests in CMOs.

At December 31, 2001 and 2000, the Company held CMOs with a fair value of $140.9 million and $154.5 million, respectively. As of December 31, 2001 and 2000, approximately 65% and 62%, respectively, of the Company's CMO holdings were fully collateralized by GNMA, FNMA or FHLMC securities. In addition, the Company held $83.4 million and $115.7 million of GNMA, FNMA or FHLMC mortgage-backed securities at December 31, 2001 and 2000, respectively. The Company also held
$64.9 million and $60.8 million of asset-backed securities at December 31, 2001 and 2000, respectively.

The Company engages in securities lending whereby certain securities from its portfolio are loaned to other institutions for short periods of time. The
Company generally receives cash collateral from the borrower in accordance with insurers' statutory requirements, and reinvests it in a short-term investment pool. The loaned securities remain a recorded asset of the Company, however, the
Company records a liability for the amount of the collateral held, representing its obligation to return the collateral related to these loaned securities. At
December 31, 2001, the Company held collateral of $27.1 million. The Company did not participate in securities lending in 2000.

MORTGAGE LOANS ON REAL ESTATE

Investments in mortgage loans were purchased from Citicorp Mortgage, Inc. (CMI), an affiliate, pursuant to a Mortgage Loan Purchase and Sale Agreement. In the
event of default by the borrower, CMI has agreed to take back the related loans at current book value. During 2000, these mortgages were sold back to CMI at book value, which approximates fair value. There are no mortgage loans outstanding at December 31, 2001 and 2000.

                                       9

                        CITICORP LIFE INSURANCE COMPANY
                NOTES TO FINANCIAL STATEMENTS (STATUTORY BASIS)

4.   INVESTMENTS (CONTINUED)

CONCENTRATIONS

Included in bonds is a concentration in medium and lower quality assets totaling
$9.3 million and $3.3 million at December 31, 2001 and 2000, respectively. The
Company defines medium and lower quality assets in accordance with NAIC guidelines, which is NAIC 3-6.

In addition, the Company participates in a short-term investment pool. This pool is discussed in Note 8.

The Company monitors creditworthiness of counterparties to all financial instruments by using controls that include credit approvals, limits and other monitoring procedures. Collateral for bonds often includes pledges of assets, including stock and other assets, guarantees and letters of credit.

5.   LIABILITIES SUBJECT TO DISCRETIONARY WITHDRAWAL

At December 31, 2001, the Company had $211 million of life and annuity product deposit funds and reserves, including separate accounts liabilities. Of that total, $1 million is not subject to discretionary withdrawal based on contract terms and related market conditions. Of the remaining life and annuity related liabilities, $51 million are surrenderable at book value less surrender charges of 5% or more, $121 million are surrenderable at fair value and $38 million are surrenderable without charge.

6.   REINSURANCE

The Company has assumed Group Life and Accident and Health (including Credit)
insurance from other companies in areas where the Company had or has limited authority to write business. Normally, a commission is paid to the ceding company based upon net written premiums.

The Company also participates in reinsurance in order to limit losses, minimize exposure to large risks, provide capacity for future growth and to effect business-sharing arrangements. Reinsurance is accomplished primarily through yearly renewable term coinsurance. The Company remains primarily liable as the direct insurer on all risks reinsured.

A summary of reinsurance financial data is presented below:

        (in thousands)
        -------------------------------------------------------------
        Premiums                              2001           2000
        -------------------------------------------------------------
         Direct                          $   5,996          $  2,020
         Assumed                            34,953            43,932
         Ceded                              (3,656)           (3,560)
        -------------------------------------------------------------
        Total Net Premiums               $  37,293          $ 42,392
        -------------------------------------------------------------

        Balance sheet impact:
         Aggregate reserves
           Assumed                       $   8,763          $ 13,654
           Ceded                              (217)             (202)
        -------------------------------------------------------------

        Life insurance in force:
           Assumed                      $1,388,817        $1,860,934
           Ceded                          (112,638)         (130,051)
        -------------------------------------------------------------

                                       10

                        CITICORP LIFE INSURANCE COMPANY
                NOTES TO FINANCIAL STATEMENTS (STATUTORY BASIS)
7.   TAXES

    ----------------------------------------------------------------------------
    (in thousands)                                                2001      2000
    ----------------------------------------------------------------------------

    Net gain from operations before federal income taxes       $59,869   $51,798
    Statutory tax rate                                             35%       35%
    ----------------------------------------------------------------------------
    Expected tax                                                20,954    18,129
    Tax effect of:
    Other investment income                                        945     (129)
    Benefit, reinsurance and other reserves                      (447)      (10)
    Deferred acquisition costs                                   (160)     (280)
    Depreciation                                                 (504)         -
    Other                                                         (13)      (34)
    ----------------------------------------------------------------------------
    Federal income taxes incurred                              $20,775   $17,676
    ----------------------------------------------------------------------------

    Effective tax rate                                             35%       34%
    ----------------------------------------------------------------------------

The Company's Federal income tax return is consolidated with its subsidiary
FCLIC. The policyholders surplus account, which arose under prior tax law, is generally that portion of the gain from operations that has not been subjected to tax, plus certain deductions. The balance of this account is approximately
$10,533 thousand. Income taxes are not provided for on this amount because under current U.S. tax rules such taxes will become payable only to the extent such amounts are distributed as a dividend or exceed limits prescribed by federal law. Distributions are not currently contemplated from this account. At current rates the maximum amount of such tax would be approximately $3,687 thousand.

The method of allocation is subject to written agreement. Allocation is based upon separate taxable income calculations. Intercompany tax balances payable are settled annually.

The main components of the 2001 deferred tax amounts are as follows:

                                                      2001             2000
                                                      ----             ----
Deferred tax assets:
     Policy, Reins. And Other Reserves                  --          394,074
     Policy Acquisition Expenses                   820,241          979,861
     Investments                                 2,144,301        1,147,789
     Nonadmitted Assets                                824            6,910
     Other                                         813,968               --
                                                ----------       ----------
     Total deferred tax assets                   3,779,334        2,528,634
                                                ----------       ----------
     Nonadmitted deferred tax assets                    --               --
     Admitted deferred tax assets                3,779,334        2,528,634
                                                ==========       ==========
     Deferred tax liabilities
     Policy, Reins. And Other Reserves              52,661               --
     Investments                                   813,953          832,899
     Depreciation                                3,692,722        3,189,093
                                                ----------       ----------
     Total DTLs                                  4,559,336        4,021,992
                                                ----------       ----------
     Net admitted deferred tax asset/(liability)  (780,002)      (1,493,358)
                                                ==========       ==========

     The change in net deferred income taxes is comprised of the following:

                                               2001        2000       Change
                                               ----        ----       ------
     Total deferred tax assets              3,779,334    2,528,634    1,250,700
     Total deferred tax liabilities         4,559,336    4,021,992      537,344
                                           ----------   ----------   ----------
     Net deferred tax asset (liability)      (780,002)  (1,493,358)     713,356
                                           ----------   ----------   ----------

The following are income taxes incurred in the current and prior years that will be available for recoupment in the event of future net losses:

     2001     $ 21,223,206
     2000     $ 20,187,244
     1999     $ 10,509,407

8.   RELATED PARTY TRANSACTIONS

The Travelers Insurance Company (TIC) maintains a private short-term investment pool in which the Company participates. The position of each company participating in the pool is calculated and adjusted daily. At December 31, 2001 and 2000, the pool totaled approximately $5.6 billion and $4.4 billion, respectively. The Company's share of the pool amounted to $64.1 million and
$34.9 million at December 31, 2001 and 2000, respectively. These balances are included in short-term investments in the balance sheet.

The Company leases two buildings to CMI, an affiliate. The Company received from
CMI $3.4 million and $3.1 million in 2001 and 2000, respectively, of rental income which is included in net investment income. These leases expire at various dates and contain options for renewal. The future minimum rental income for the year ending December 31, 2002 is $3.1 million under the terms of the leases.

The Company has entered into various service contracts with affiliates of the
Company which cover management, investment, and information processing services.
Expenses incurred under such agreements were insignificant in 2001 and 2000. As of December 31, 2001 and 2000, the Company has $2.1 million and $1.0 million of due from affiliates, which settles monthly.

The Company utilizes the services of Citicorp Insurance Services, Inc., an affiliate, to provide administration of the credit insurance business. This amount was insignificant in 2001 and 2000.

                                       11

                        CITICORP LIFE INSURANCE COMPANY
                NOTES TO FINANCIAL STATEMENTS (STATUTORY BASIS)

9.   DERIVATIVE FINANCIAL INSTRUMENTS AND FAIR VALUE OF FINANCIAL INSTRUMENTS

DERIVATIVE FINANCIAL INSTRUMENTS

The Company uses derivative financial instruments, including financial futures, interest rate swaps and option contracts as a means of hedging exposure to equity price changes and interest rate risk on anticipated transactions or existing assets and liabilities. The Company does not hold or issue derivative instruments for trading purposes.

These derivative financial instruments have off-balance-sheet risk. Financial instruments with off-balance-sheet risk involve, to varying degrees, elements of credit and market risk in excess of the amount recognized in the balance sheet.
The contract or notional amounts of these instruments reflect the extent of involvement the Company has in a particular class of financial instrument.
However, the maximum loss of cash flow associated with these instruments can be less than these amounts. For interest rate swaps, credit risk is limited to the amount that it would cost the Company to replace the contracts. Financial futures contracts and purchased listed option contracts have very little credit risk since organized exchanges are the counterparties.

The Company monitors creditworthiness of counterparties to these financial instruments by using criteria of acceptable risk that are consistent with on-balance-sheet financial instruments. The controls include credit approvals, limits and other monitoring procedures. The Company uses exchange traded financial futures contracts to manage its exposure to changes in interest that arise from the sale of certain insurance and investment products, or the need to reinvest proceeds from the sale or maturity of investments. To hedge against adverse changes in interest rates, the Company enters long or short positions in financial futures contracts which offset in market interest rates changes until an investment is purchased or a product is sold.

The Company enters into interest rate swaps in connection with other financial instruments to provide greater risk diversification and better match an asset with a corresponding liability. Under interest rate swaps, the Company agrees with other parties to exchange, at specified intervals, the difference between fixed-rate and floating-rate interest amounts calculated by reference to a notional principal amount. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party. A single net payment is usually made by one counterparty at each due date. Swaps agreements are not exchange traded so they are subject to the risk of default by the counterparty.

Futures contracts and interest rate swaps were not significant at December 31,
2001 and 2000.

The Company uses equity option contracts to manage its exposure to changes in equity market prices that arise from the sale of certain insurance products. To hedge against adverse changes in equity market prices, the Company enters long positions in equity option contracts with major financial institutions. These contracts allow the Company, for a fee, the right to receive a payment if the
Standard and Poor's 500 Index falls below agreed upon strike prices. The carrying value and fair value of open options contracts was insignificant at
December 31, 2001 and 2000, respectively.

FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

The Company uses various financial instruments in the normal course of its business. The off-balance sheet risks of these financial instruments was not material at December 31, 2001 and December 31, 2000.

                                       12

                        CITICORP LIFE INSURANCE COMPANY
                NOTES TO FINANCIAL STATEMENTS (STATUTORY BASIS)

9.   DERIVATIVE FINANCIAL INSTRUMENTS AND FAIR VALUE OF FINANCIAL INSTRUMENTS
     (CONTINUED)

FAIR VALUE OF CERTAIN FINANCIAL INSTRUMENTS

At December 31, 2001 and 2000, investments in bonds have a fair value of $517.9 million and $511.7 million, and a carrying value of $511.3 million and $504.5 million, respectively.

There were no financial instruments classified as other assets at December 31,
2001 or 2000. The carrying value of $16.6 million and $42.1 million of payables for securities also approximates their fair values at December 31, 2001 and
2000, respectively. Fair value is determined using various methods including discounted cash flows and carrying value, as appropriate for the various financial instruments.

The carrying values of cash on hand and on deposit, short-term investments and investment income due and accrued approximate their fair values.

10.  COMMITMENTS AND CONTINGENCIES

LITIGATION

In the normal course of business, the Company is a defendant or codefendant in various litigation matters. Although there can be no assurances, as of December
31, 2001, the Company believes, based on information currently available, that the ultimate resolution of these legal proceedings would not be likely to have a material adverse effect on its results of operations, financial condition or liquidity.

FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

See Note 9.

                                       13

                         CITICORP LIFE INSURANCE COMPANY
                SUPPLEMENTAL SCHEDULE OF SELECTED FINANCIAL DATA
        AS OF AND FOR THE YEAR ENDED DECEMBER 31, 2001 (statutory basis)
                                 (in thousands)
                               ------------------

Investment income earned
   Government bonds                                                     $ 4,187
   Other bonds (unaffiliated)                                            30,928
   Bonds of affiliates                                                        -
   Preferred stocks (unaffiliated)                                            2
   Preferred stocks of affiliates                                             -
   Common stocks (unaffiliated)                                               3
   Common stocks of affiliates                                                -
   Mortgage loans                                                             -
   Real estate                                                            3,387
   Premium notes, policy loans and liens                                      -
   Cash on hand and on deposit                                                -
   Short-term investments                                                 1,089
   Other invested assets                                                      -
   Derivative instruments                                                   (1)
   Aggregate write-ins for investment income                                  -
                                                                        -------
       Gross investment income                                          $39,595
                                                                        =======

Real estate owned -- book value less encumbrances                       $24,547

Mortgage loans -- book value
       Farm mortgages                                                   $    --
       Residential mortgages                                                 --
       Commercial mortgages                                                  --
                                                                        -------
           Total mortgage loans                                         $    --
                                                                        =======

Mortgage loans by standing -- book value
       Good standing                                                    $    --
       Good standing with restructured terms                                 --
       Interest overdue more than 90 days, not in foreclosure                --
       Foreclosure in process                                                --

Other long-term assets -- statement value                               $   154

Bonds and stocks of parents, subsidiaries and affiliates -- book value
       Bonds                                                            $    --
       Preferred stocks                                                 $    --
       Common stocks                                                    $50,500

See accompanying Independent Auditors' Report

                                       14

                         CITICORP LIFE INSURANCE COMPANY
                SUPPLEMENTAL SCHEDULE OF SELECTED FINANCIAL DATA
        AS OF AND FOR THE YEAR ENDED DECEMBER 31, 2001 (statutory basis)
                                 (in thousands)
                               ------------------

Bond and short-term investments by class and maturity:
   By maturity - statement value
       Due within one year or less                                 $  119,344
       Over 1 year through 5 years                                    213,094
       Over 5 years through 10 years                                  146,749
       Over 10 years through 20 years                                  45,544
       Over 20 years                                                   50,688
                                                                   ----------
            Total by maturity                                      $  575,419
                                                                   ==========
       By class - statement value
       Class 1                                                     $  512,247
       Class 2                                                         53,879
       Class 3                                                          6,383
       Class 4                                                          2,110
       Class 5                                                            786
       Class 6                                                             14
                                                                   ----------
            Total by class                                         $  575,419
                                                                   ==========

   Total publicly traded                                           $  523,354
   Total privately placed                                          $   52,065
Preferred stocks -- statement value                                $      225
Common stocks -- fair value                                        $  237,093
Short-term investments -- book value                               $   64,151
Options, caps & floors owned -- statement value                    $      788
Options, caps & floors written and in force -- statement value     $       --
Collar, swap & forward agreements open -- statement value          $       --
Futures contracts open -- current value                            $       --
Cash on deposit                                                    $    2,449

Life insurance in force:
   Industrial                                                      $       --
   Ordinary                                                        $   23,549
   Credit life                                                     $1,373,586
   Group life                                                      $   89,114

Amount of accidental death insurance in force under
   Ordinary policies                                               $       --

Life insurance policies with disability provisions in force:
   Industrial                                                      $       --
   Ordinary                                                        $       --
   Credit life                                                     $       --
   Group life                                                      $       --

Supplemental contracts in force:
   Ordinary - not involving life contingencies
       Amount on deposit                                           $       --
       Income payable                                              $       --

See accompanying Independent Auditors' Report

                                       15

                         CITICORP LIFE INSURANCE COMPANY
                SUPPLEMENTAL SCHEDULE OF SELECTED FINANCIAL DATA
        AS OF AND FOR THE YEAR ENDED DECEMBER 31, 2001 (statutory basis)
                                 (in thousands)
                               ------------------

   Ordinary -- involving life contingencies
       Income payable                                            $      --

   Group -- not involving life contingencies
       Amount of deposit                                         $      --
       Income payable                                            $      --

   Group -- involving life contingencies
       Income payable                                            $      --

Annuities:
   Ordinary
       Immediate -- amount of income payable                     $     173
       Deferred -- fully paid account balance                    $ 211,858
       Deferred -- not fully paid account balance                $     579

   Group
       Amount of income payable                                  $      --
       Fully paid account balance                                $      --
       Not fully paid account balance                            $      --

Accident and health insurance -- premiums in force
       Ordinary                                                  $      --
       Group                                                     $      --
       Credit                                                    $  18,202

Deposit funds and dividend accumulations
   Deposit funds - account balance                               $      --
   Dividend accumulations - account balance                      $      --

Claim payments 2001
   Group accident and health
       2001                                                      $      --
       2000                                                      $      --
       1999                                                      $      --
       1998                                                      $      --
       1997                                                      $      --
       Prior                                                     $      --

   Other accident and health
       2001                                                      $      --
       2000                                                      $      --
       1999                                                      $      --
       1998                                                      $      --
       1997                                                      $      --
       Prior                                                     $      --

See accompanying Independent Auditors' Report

                                       16

                         CITICORP LIFE INSURANCE COMPANY
                SUPPLEMENTAL SCHEDULE OF SELECTED FINANCIAL DATA
        AS OF AND FOR THE YEAR ENDED DECEMBER 31, 2001 (statutory basis)
                                 (in thousands)
                               ------------------

   Other coverages that use development methods to calculate claim reserves
       2001                                                       $      1,381
       2000                                                       $      3,032
       1999                                                       $      1,062
       1998                                                       $        192
       1997                                                       $         57
       Prior                                                      $         65

See accompanying Independent Auditors' Report

                                       17

Annual Statement for the year 2001 of the CITICORP LIFE INSURANCE COMPANY

                                                          [Graphic Appears Here]

                  SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES

                                   Due April 1
                      For the year ended December 31, 2001
                     Of The CITICORP LIFE INSURANCE COMPANY
                            Address: Phoenix AZ 85012
NAIC Group Code..0041 NAIC Company Code..80322 Employer's ID Number..43-0979556

The Investment Risks Interrogatories are to be filed by April 1. They are also to be included with the Audited Statutory Financial Statements.

Answer the following interrogatories by stating the applicable U.S. dollar amounts and percentages of the reporting entity's total admitted assets held in that category of investments as shown on the Summary Investment Schedule. All reporting entities must answer interrogatories 1, 2, 3, 4, 11 and, if applicable, 20 through 24. Answer each of the interrogatories 5 through 19
(except 11) only if the reporting entity's aggregate holding in the gross investment category addressed in that interrogatory equals or exceeds 2.5% of the reporting entity's total admitted assets. For Life, Health and Fraternal blanks, responses are to exclude Separate Accounts.

1.   State the reporting entity's total admitted assets as         $875,330,835
     reported on Page 2 of this annual statement.

2.   State by investment category the 10 largest exposures to a single issuer/borrower/investment, excluding U.S. government, U.S. government agency securities and those U.S. government money market funds listed in the Appendix to the SVO Purposes and Procedures Manual as exempt, property occupied by the company and policy loans.

                      1                              2                3
                                                             Percentage of Total
              Investment Category                  Amount      Admitted Assets
              -------------------                  ------    -------------------
     2.01   Clayton Road .....................   $16,335,319             1.866%
     2.02   Sears Roebuck Accep Corp Mtn .....   $ 9,925,864             1.134%
     2.03   Worldcom Inc Sr Nt ...............   $ 9,662,902             1.104%
     2.04   Heller Finl Inc Nt ...............   $ 9,653,624             1.103%
     2.05   Bank One Mtg 2000-1 A4 ...........   $ 9,268,050             1.059%
     2.06   Host Marriott Pool Tr 1999-HMTA D.   $ 8,998,214             1.028%
     2.07   DLJ Mtg Accep Corp 1999-4 3PA1 ...   $ 8,826,984             1.008%
     2.08   Mason Ridge ......................   $ 8,211,937             0.938%
     2.09   Residential Asset Sec Corp 2000-KS4. $ 8,000,000             0.914%
     2.10   NationsBank Corp Nt ..............   $ 7,514,755             0.859%

3.   State the amounts and percentages of the reporting entity's total admitted assets held in bonds and preferred stocks by NAIC rating.

            Bonds                                1                    2
            -----
     3.01   NAIC-1 .....................    $512,246,624             58.520%
     3.02   NAIC-2 .....................    $ 53,879,107              6.155%
     3.03   NAIC-3 .....................    $  6,382,812              0.729%
     3.04   NAIC-4 .....................    $  2,110,606              0.241%
     3.05   NAIC-5 .....................    $    785,987              0.090%
     3.06   NAIC-6 .....................    $     14,110              0.002%

            Preferred Stocks                    3                     4
            ----------------
     3.07   P/RP-1 .....................    $___________              0.000%
     3.08   P/RP-2 .....................    $    165,545              0.019%
     3.09   P/RP-3 .....................    $     59,781              0.007%
     3.10   P/RP-4 .....................    $___________              0.000%
     3.11   P/RP-5 .....................    $___________              0.000%
     3.12   P/RP-6 .....................    $___________              0.000%

4.   State the amounts and percentages of the reporting entity's total admitted assets held in foreign investments (regardless of whether there is any foreign currency exposure) and unhedged foreign currency exposure (defined as the statement value of investments denominated in foreign currencies which are not hedged by financial instruments qualifying for hedge accounting as specified in SSAP No. 31 - Derivative Instruments), including
     (4.01) foreign-currency-denominated investments of             $___________
     (4.02) supporting insurance liabilities denominated in
     that same foreign currency of                                  $___________
     and excluding (4.03) Canadian investments and currency
     exposure of                                                    $___________
     Assets held in foreign investments less than 2.5% of
     the reporting entity's total admitted assets, therefore
     detail not required for interrogatories 5 - 10. (4.04)      Yes [X]  No [ ]

                                       18

Annual Statement for the year 2001 of the CITICORP LIFE INSURANCE COMPANY

             SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES (continued)

5.   Aggregate foreign investment exposure categorized by
     NAIC sovereign rating:

                                                         1               2
     5.01   Countries rated NAIC-1 ..............   $___________   __________%
     5.02   Countries rated NAIC-2 ..............   $___________   __________%
     5.03   Countries rated NAIC-3 or below .....   $___________   __________%

6.   Two largest foreign investment exposures to a single
     country, categorized by the country's NAIC sovereign
     rating:

                                                         1               2
            Countries rated NAIC-1:
     6.01   Country: ............................   $___________   __________%
     6.02   Country: ............................   $___________   __________%
            Countries rated NAIC-2:
     6.03   Country: ............................   $___________   __________%
     6.04   Country: ............................   $___________   __________%
            Countries rated NAIC-3 or below:
     6.05   Country: ............................   $___________   __________%
     6.06   Country: ............................   $___________   __________%

                                                          1              2

7.   Aggregate unhedged foreign currency exposure   $___________   __________%

8.   Aggregate unhedged foreign currency exposure categorized by NAIC sovereign rating:
     8.01   Countries rated NAIC-1 ..............   $___________   __________%
     8.02   Countries rated NAIC-2 ..............   $___________   __________%
     8.03   Countries rated NAIC-3 or below .....   $___________   __________%

9.   Two largest unhedged foreign currency exposures to a single country, categorized by the country's NAIC sovereign rating:
                                                           1             2
            Countries rated NAIC-1:
      9.01  Country: ............................   $___________   __________%
      9.02  Country: ............................   $___________   __________%
            Countries rated NAIC-2:
      9.03  Country: ............................   $___________   __________%
      9.04  Country: ............................   $___________   __________%
            Countries rated NAIC-3 or below:
      9.05  Country: ............................   $___________   __________%
      9.06  Country: ............................   $___________   __________%

10.  List the 10 largest non-sovereign (i.e. non-governmental) foreign issues:

                1                                          2              3
     10.01  NAIC rating: ........................    $___________   __________%
     10.02  NAIC rating: ........................    $___________   __________%
     10.03  NAIC rating: ........................    $___________   __________%
     10.04  NAIC rating: ........................    $___________   __________%
     10.05  NAIC rating: ........................    $___________   __________%
     10.06  NAIC rating: ........................    $___________   __________%
     10.07  NAIC rating: ........................    $___________   __________%
     10.08  NAIC rating: ........................    $___________   __________%
     10.09  NAIC rating: ........................    $___________   __________%
     10.10  NAIC rating: ........................    $___________   __________%

                                       19

   Annual Statement for the year 2001 of the CITICORP LIFE INSURANCE COMPANY

             SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES (continued)

11.  State the amounts and percentages of the reporting entity's total admitted assets held in Canadian investments and
     unhedged Canadian currency exposure, including
     Canadian-currency-denominated investments of (11.01)             $
     supporting Canadian-denominated insurance
     liabilities of (11.02)                                           $

     Assets held in Canadian investments less than 2.5% of the reporting entity's total admitted assets, therefore detail not required for
     interrogatory 12. (11.03)                                  Yes [X]  No [ ]

12.  Aggregate Canadian investment exposure:               1             2
      12.01 Canadian investments .................   $___________   __________%
      12.02 Unhedged Canadian currency exposure ..   $___________   __________%

13.  State the aggregate amounts and percentages of the reporting entity's total admitted assets held in investments with contractual sales restrictions
     (defined as investments having restrictions that prevent investments from being sold within 90 days).

     Assets held in investments with contractual sales
     restrictions less than 2.5% of the reporting entity's
     total admitted assets, therefore detail not required
     for interrogatory 13.                                       Yes [X]  No [ ]

                         1                                 2              3
     13.01 Aggregate statement value of investments
           with contractual sales restrictions ...   $___________   __________%

           Largest 3 investments with contractual
           sales restrictions:

           13.02 .................................   $___________   __________%
           13.03 .................................   $___________   __________%
           13.04 .................................   $___________   __________%

14.  State the amounts and percentages of admitted assets held in the largest 10 equity interests (including investments in the shares of mutual funds, preferred stocks, publicly traded equity securities, and other equity securities, and excluding money market and bond mutual funds listed in the
     Appendix to the SVO Practices and Procedures Manual as exempt or Class 1).

     Assets held in equity interests less than 2.5% of the
     reporting entity's total admitted assets, therefore
     detail not required for interrogatory 14.                  Yes [X]  No [ ]

                         1                                 2              3
            Investment Category
           ---------------------
           14.01 .................................   $___________   __________%
           14.02 .................................   $___________   __________%
           14.03 .................................   $___________   __________%
           14.04 .................................   $___________   __________%
           14.05 .................................   $___________   __________%
           14.06 .................................   $___________   __________%
           14.07 .................................   $___________   __________%
           14.08 .................................   $___________   __________%
           14.09 .................................   $___________   __________%
           14.10 .................................   $___________   __________%

15.  State the amounts and percentages of the reporting entity's total admitted assets held in nonaffiliated, privately placed equities (included in other equity securities) and excluding securities eligible for sale under
     Securities Exchange Commission (SEC) Rule 144a or SEC Rule 144 without volume restrictions.

     Assets held in nonaffiliated, privately placed equities
     less than 2.5% of the reporting entity's total admitted
     assets, therefore detail not required for interrogatory 15. Yes [X]  No [ ]

                                       20

   Annual Statement for the year 2001 of the CITICORP LIFE INSURANCE COMPANY

            SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES (continued)

                         1                                 2              3
     15.01 Aggregate statement value of investments
           held in nonaffiliated, privately placed
           equities                                  $___________   __________%

           Largest 3 investments held in nonaffiliated,
           privately placed equities:

      15.02 ......................................   $___________   __________%
      15.03 ......................................   $___________   __________%
      15.04 ......................................   $___________   __________%

16.  State the amounts and percentages of the reporting
     entity's total admitted assets held in general
     partnership interests (included in other equity
     securities).

     Assets held in general partnership interests less than
     2.5% of the reporting entity's total admitted assets,
     therefore detail not required for interrogatory 16.       Yes [X]  No [ ]

                         1                                 2              3

     16.01 Aggregate statement value of investments
           held in general partnership interests     $___________   __________%

           Largest 3 investments with contractual
           sales restrictions:
      16.02 ......................................   $___________   __________%
      16.03 ......................................   $___________   __________%
      16.04 ......................................   $___________   __________%

17.  With respect to mortgage loans reported in Schedule B, state the amounts and percentages of the reporting entities total admitted assets held.

     Mortgage loans reported in Schedule B less than 2.5% of the reporting entity's total admitted assets, therefore detail not required for
     interrogatories 17 and 18.                                 Yes [X]  No [ ]

     Each of the 10 largest aggregate mortgage interests. The aggregate mortgage interest represents the combined value of all mortgages secured by the same property or same group of properties:

                         1                                 2              3
           Type (Residential, Commercial, Agricultural)
           --------------------------------------------
           17.01 .................................   $___________   __________%
           17.02 .................................   $___________   __________%
           17.03 .................................   $___________   __________%
           17.04 .................................   $___________   __________%
           17.05 .................................   $___________   __________%
           17.06 .................................   $___________   __________%
           17.07 .................................   $___________   __________%
           17.08 .................................   $___________   __________%
           17.09 .................................   $___________   __________%
           17.10 .................................   $___________   __________%

18.  Aggregate mortgage loans having the following loan-to-value ratios as determined from the most current appraisal as of the annual statement date:

      Loan-to-Value          Residential        Commercial       Agricultural
      -------------          -----------        ----------       ------------
                               1      2          3       4        5        6
      18.01 above 95% ...  $_______  ____%   $_______  ____%   $_______  ____%
      18.02 91% to 95% ..  $_______  ____%   $_______  ____%   $_______  ____%
      18.02 81% to 90% ..  $_______  ____%   $_______  ____%   $_______  ____%
      18.04 71% to 80% ..  $_______  ____%   $_______  ____%   $_______  ____%
      18.05 below 70% ...  $_______  ____%   $_______  ____%   $_______  ____%

                                       21

   Annual Statement for the year 2001 of the CITICORP LIFE INSURANCE COMPANY

            SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES (continued)

                                                                  1        2
     18.06  Construction loans ............................  $_________  _____%
     18.07  Mortgage loans over 90 days past due ..........  $_________  _____%
     18.08  Mortgage loans in the process of foreclosure ..  $_________  _____%
     18.09  Mortgage loans foreclosed .....................  $_________  _____%
     18.10  Restructured mortgage loans ...................  $_________  _____%

19.  State the amounts and percentages of the reporting entity's total admitted assets held in each of the five largest investments in one parcel or group of contiguous parcels of real estate reported in Schedule A, excluding property occupied by the company.

     Assets held in each of the five largest investments in one parcel or group of contiguous parcels of real estate reported in Schedule A less than 2.5%
     of the reporting entity's total admitted assets, therefore detail not
     required for interrogatory 19.                             Yes [X]  No [ ]

                   1                                      2             3
     19.01  Clayton Ridge ........................  $ 16,335,319      1.866%
     19.02  Mason Ridge ..........................  $ 8,211,937       0.938%
     19.03 .......................................  $___________      _____%
     19.04 .......................................  $___________      _____%%
     19.05 .......................................  $___________      _____%%

 20.  State the amounts and percentages of the reporting
      entity's total admitted assets subject to the following
      types of
      agreements:

                                                              At Year-End             At End of Each Quarter
                                                              -----------             ----------------------
                                                                                   1st Qtr   2nd Qtr    3rd Qtr
                                                                1            2         3        4         5

      20.01  Securities lending (do not include assets
             held as collateral for such transactions) ... $27,114,555    3.098%   $________  $______  $_______
      20.02  Repurchase agreements ....................... $__________    _____    $________  $______  $_______
      20.03  Reverse repurchase agreements ............... $__________    _____    $________  $______  $_______
      20.04  Dollar repurchase agreements ................ $__________    _____    $________  $______  $_______
      20.05  Dollar reverse repurchase agreements ........ $12,504,318    1.429%   $________  $______  $_______

 21.  State  the  amounts  and  percentages  indicated  below for  warrants  not attached to other financial instruments, options, caps, and floors:

                                               Owned              Written
                                               ------             -------
                                            1         2         3         4
      21.01  Hedging .................  $788,350    0.090%   $_______    _____%
      21.02  Income generation .......  $_______    _____%   $_______    _____%
      21.03  Other ...................  $_______    _____%   $_______    _____%

 22.  State the amounts and percentages  indicated  below of potential  exposure
      (defined  as the amount  determined  in  accordance  with the NAIC  Annual
      Statement Instructions) for collars, swaps, and forwards:

                                                              At Year-End        At End of Each Quarter
                                                              -----------        ----------------------
                                                                              1st Qtr      2nd Qtr 3rd Qtr
                                                                1      2         3            4       5

      22.01  Hedging ..................................    $_______  ____%   $_______     $_______  ____%
      22.02  Income generation ........................    $_______  ____%   $_______     $_______  ____%
      22.03  Replications .............................    $_______  ____%   $_______     $_______  ____%
      22.04  Other ....................................    $_______  ____%   $_______     $_______  ____%

                                       22

   Annual Statement for the year 2001 of the CITICORP LIFE INSURANCE COMPANY

            SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES (continued)

 23.  State the amounts and percentages  indicated  below of potential  exposure
      (defined  as the amount  determined  in  accordance  with the NAIC  Annual
      Statement Instructions) for futures contracts:

                                                             At Year-End        At End of Each Quarter
                                                             -----------        ----------------------
                                                                             1st Qtr      2nd Qtr 3rd Qtr
                                                               1      2         3            4       5

      23.01  Hedging ..................................   $_______  ____%   $_______     $_______  ____%
      23.02  Income generation ........................   $_______  ____%   $_______     $_______  ____%
      23.03  Replications .............................   $_______  ____%   $_______     $_______  ____%
      23.04  Other ....................................   $_______  ____%   $_______     $_______  ____%

24.  State the amounts and percentages of 10 largest investments included in the
     Write-ins for Invested Assets category included on the Summary Investment
     Schedule:

                 1                               2               3
      24.01  Long Call Asian Options          $788,350        0.090%
      24.02 ..............................    $_______        ____%
      24.03 ..............................    $_______        ____%
      24.04 ..............................    $_______        ____%
      24.05 ..............................    $_______        ____%
      24.06 ..............................    $_______        ____%
      24.07 ..............................    $_______        ____%
      24.08 ..............................    $_______        ____%
      24.09 ..............................    $_______        ____%
      24.10 ..............................    $_______        ____%

                                       23

    Annual Statement for the year 2001 of the CITICORP LIFE INSURANCE COMPANY

                           SUMMARY INVESTMENT SCHEDULE

                                                                                                       Admitted Assets as Reported
                                                                             Gross Investment Holdings   in the Annual Statement
                                                                             -------------------------   -----------------------
                                                                                    1         2            3          4
                    Investment Categories                                         Amount   Percentage    Amount   Percentage
                    ---------------------                                         ------   ----------    ------   ----------

 1. Bonds:

    1.1  U.S. treasury securities                                              72,070,155     8.4      72,070,155    8.4

    1.2  U.S. government agency and corporate obligations
         (excluding mortgage-backed securities):

         1.21  Issued by U.S. government agencies                                             0.0                    0.0

         1.22  Issued by U.S. government sponsored agencies                                   0.0                    0.0

    1.3  Foreign government (including Canada, excluding
         mortgage-backed securities)                                                          0.0                    0.0

    1.4  Securities issued by states, territories and possessions and political subdivisions in the U.S.:

         1.41  States, territories and possessions general obligations            100,042     0.0        100,042     0.0

         1.42  Political subdivisions of states, territories & possessions &
               political subdivisions general obligations                                     0.0                    0.0

         1.43  Revenue and assessment obligations                                             0.0                    0.0

         1.44  Industrial development and similar obligations                                 0.0                    0.0

    1.5  Mortgage-backed securities (includes residential and commercial MBS):

         1.51  Pass-through securities:

               1.511  Guaranteed by GNMA                                       10,509,520     1.2      10,509,520    1.2

               1.512  Issued by FNMA and FHLMC                                 71,953,113     8.4      71,953,113    8.4

               1.513  Privately issued                                                        0.0                    0.0

         1.52  CMOs and REMICs:

               1.521  Issued by FNMA and FHLMC                                 92,139,027    10.8      92,139,027   10.8

               1.522  Privately issued and collateralized by MBS issued
                      or guaranteed by GNMA, FNMA or FHLMC                                    0.0                    0.0

               1.523  All other privately issued                               47,591,053     5.6      47,591,053    5.6

 2.  Other debt and other fixed income securities (excluding short-term):

     2.1  Unaffiliated domestic securities (includes credit tenant loans
          rated by the SVO)                                                   200,792,658    23.5     200,792,652   23.5

     2.2  Unaffiliated foreign securities                                      16,112,965     1.9      16,112,965    1.9

     2.3  Affiliated securities                                                               0.0                    0.0

 3.  Equity interests:

     3.1  Investments in mutual funds                                                         0.0                    0.0

     3.2  Preferred stocks:

          3.21  Affiliated                                                                    0.0                    0.0

          3.22  Unaffiliated                                                      225,326     0.0        225,326     0.0

     3.3  Publicly traded equity securities (excluding preferred stocks):

          3.31  Affiliated                                                                    0.0                    0.0

          3.32  Unaffiliated                                                                  0.0                    0.0

     3.4  Other equity securities:

          3.41  Affiliated                                                    237,092,693    27.8    237,092,693    27.8

          3.42  Unaffiliated                                                                  0.0                    0.0

     3.5  Other equity interests including tangible personal property under lease:

          3.51  Affiliated                                                                    0.0                    0.0

          3.52  Unaffiliated                                                                  0.0                    0.0

 4.  Mortgage loans:

     4.1  Construction and land development                                                   0.0                    0.0

     4.2  Agricultural                                                                        0.0                    0.0

     4.3  Single family residential properties                                                0.0                    0.0

     4.4  Multifamily residential properties                                                  0.0                    0.0

     4.5  Commercial loans                                                                    0.0                    0.0

 5.  Real estate investments:

     5.1  Property occupied by company                                                        0.0                    0.0

     5.2  Property held for production of income (includes $_______ 0
          of property acquired in satisfaction of debt)                                       0.0                    0.0

     5.3  Property held for sale ($_____ 0 including property acquired in
          satisfaction of debt)                                                24,547,256    62.9    24,547,256      2.9

 6.  Policy loans                                                                             0.0                    0.0

 7.  Receivables for securities                                                12,910,622     1.5    12,910,622      1.5

 8.  Cash and short-term investments                                           66,600,160     7.8    66,600,160      7.8

 9.  Other invested assets                                                        941,898     0.1       941,898      0.1

10.  Total invested assets                                                    853,586,488   100.0   853,586,488    100.0

                                       24

                                     PART C

                                OTHER INFORMATION

Item 24.       Financial Statements and Exhibits

(a)     Financial Statements

       The financial  statements of the Registrant and the Report of Independent
       Auditors thereto are contained in the Registrant's  Annual Report and are included  in the  Statement  of  Additional  Information.  The  financial statements of the Registrant include:

           Statement of Assets and Liabilities as of December 31, 2001 Statement
           of  Operations  for the year ended  December  31, 2001  Statement  of
           Changes in Net Assets for the years ended  December 31, 2001 and 2000
           Notes to Financial Statements Statement of Investments as of December
           31, 2001

       The  statutory  financial  statements  and  schedules  of  Citicorp  Life
       Insurance Company and the report of Independent  Auditors,  are contained in the  Statement of  Additional  Information.  The  statutory  financial statements of Citicorp Life Insurance Company include:

           Balance  Sheets  (statutory  basis) as of December  31, 2001 and 2000
           Statements  of  Operations  (statutory  basis)  for the  years  ended
             December  31,  2001 and 2000
           Statement of Changes in Capital and Surplus (statutory basis) for the years ended December 31, 2001 and 2000
           Statements  of Cash  Flows  (statutory  basis)  for the  years  ended
             December 31, 2001 and 2000
           Notes to Financial Statements (statutory basis)
           Supplemental Schedule of Selected Financial Data (statutory basis) as of and for the year ended December 31, 2001
           Summary Investment Schedule
           Supplemental Investment Risk Interrogatories

(b)     Exhibits

(1)  Certified resolution of the board of directors of Citicorp Life Insurance
     Company (the "Company") establishing Citicorp Life Variable Annuity
     Separate Account (the "Separate Account").*

(2)  Not Applicable.

(3)  Distribution and Principal Underwriting Agreement among the Company, the
     Separate Account and Travelers Distribution LLC. (Incorporated herein by reference to exhibit 3 to Post-Effective Amendment No. 3 to the
     Registration Statement filed April 27, 2001.)

(4)  (a)    Contract Form.**

(5)  Contract Application.**

(6)  (a)    Certificate of Incorporation of the Company.*
     (b)    By-Laws of the Company.*

(7)  None.

(8)  (a)    Participation Agreement Among MFS Variable Insurance Trust,
            Citicorp Life Insurance
            Company and Massachusetts Financial Services Company.***
     (b)    Participation Agreement By and Among AIM Variable Insurance
            Funds, Inc. and
            Citicorp Life Insurance Company, on Behalf of Itself and First
            Citicorp Life Variable Annuity Separate Account.***
     (c)    Participation Agreement Among CitiFunds and Citicorp Life
            Insurance Company.***
     (d)    Participation Agreement Between Variable Annuity Portfolios and
            Citicorp Life Insurance Company.***
     (e)    Administrative Services Agreement between Citicorp Insurance
            Services, Inc. and Citicorp Life Insurance Company with Addendums.*
     (f)    Participation  Agreement  Among Citicorp Life Insurance  Company,
            Citicorp Life Variable Annuity Separate Account and The Travelers
            Series  Trust,  High Yield Bond Trust and Money Market  Portfolio
            filed herewith.

(9)  Opinion and Consent of Catherine S. Mulholland, Esq.*****

(10) Consent of KPMG LLP, Independent Auditors filed herewith.

(11) Not Applicable.

(12) None.

(13) Schedule for Computation of Each Performance Calculation.****

(14) Powers of Attorney authorizing Ernest J. Wright or Kathleen A. McGah as signatory for George C. Kokulis, Glenn D. Lammey, Marla Berman Lewitus,
     William R. Hogan and David A. Tyson. (Incorporated herein by reference to
     Exhibit 14 to the Registration Statement filed April 27, 2001.)

     Power of Attorney authorizing Ernest J. Wright or Kathleen A. McGah as signatory for Kathleen A. Preston filed herewith.

*    Incorporated herein by reference to the registrant's Post-Effective
     Amendment No. 2 to the Registration Statement filed with the Securities and
     Exchange Commission via Edgarlink on April 29, 1996 (File 33-81626)

**   Incorporated herein by reference to the registrant's Pre-Effective
     Amendment No. 1 to the Registration Statement filed with the Securities and
     Exchange Commission via Edgarlink on April 6, 1999 (File 333-71379).

***  Incorporated herein by reference to the registrant's Post-Effective
     Amendment No. 3 to the Registration Statement filed with the Securities and
     Exchange Commission via Edgarlink on November 8, 1996 (File 33-81626).

**** Incorporated herein by reference to the registrant's Post-Effective
     Amendment No. 5 to the Registration Statement filed with the Securities and
     Exchange Commission via Edgarlink on April 29, 1997 (File 33-81626).

***** Incorporated herein by reference to the registrant's Post-Effective
      Amendment No. 10 to the Registration Statement filed with the Securities and Exchange Commission via Edgarlink on January 29, 1999
      (File 333-71379).

******  Incorporated  herein by  reference  to the  registrant's  Post-Effective
Amendment No. 3 to the  Registration  Statement  filed with the  Securities  and
Exchange Commission via Edgarlink on April 27, 2001 (File 333-71379).

Item 25.  Directors and Officers of the Company.

NAME AND PRINCIPAL          POSITIONS AND OFFICES
BUSINESS ADDRESS            WITH INSURANCE COMPANY
-------------------         -----------------------------------------------
George C. Kokulis*          Director, President and Chief Executive Officer
Glenn D. Lammey*            Director, Chief Financial Officer
Peter Black Dahlberg**      Executive Vice President
Kathleen A. Preston*        Director, Executive Vice President
Madelyn J. Lankton*         Senior Vice President and Chief Information Officer
Marla Berman Lewitus*       Director, Senior Vice President and General Counsel
David A. Tyson*             Director, Senior Vice President
F. Denney Voss***           Senior Vice President
David Golino*               Vice President and Controller
Donald R. Munson, Jr.*      Vice President
Linn K. Richardson*         Second Vice President and Actuary
Ernest J. Wright*           Vice President and Secretary
Kathleen A. McGah*          Assistant Secretary

*Principal Business Address:
      One Tower Square                                  ***   399 Park Avenue
      Hartford, CT  06183                                     New York, NY 10048

**    307 W. 7th Street
      Fort Worth, TX 76102

Item 26.       Persons Controlled by or Under Common Control With the
               Depositor or Registrant

ORGANIZATION CHART

                                    CITIGROUP INC.
                                (Delaware Corporation)
                        --------------------------------------
                                          |
                                          |
                                         100%

                              CITIGROUP HOLDINGS COMPANY
                                (Delaware Corporation)
                       ---------------------------------------
                                          |
                                          |
                                         100%

                                       CITICORP
                                (Delaware Corporation)
                       ---------------------------------------
                                          |
                                          |
                                         100%
                                          |
                                  CITIBANK DELAWARE
                                (Delaware Corporation)
                       ---------------------------------------
                                            |
                                          |
Citicorp Holdings Netherlands, BV         |
(Netherlands Corp.)   100% Non-Voting  100% Voting
                                          |
                                          |
                                    CITICORP LIFE
                                   INSURANCE COMPANY
                                   (Arizona Corporation)
                       ---------------------------------------
                                          |
                                         100%
                                          |
FIRST CITICORP LIFE INSURANCE COMPANY              CITICORP ASSURANCE CO.
(New York Corporation)                             (Delaware Corporation)

ITEM 27.       NUMBER OF CONTRACT OWNERS

As of February 28, 2002, there were 404 contract owners.

ITEM 28.       INDEMNIFICATION

        The Articles of Incorporation of Citicorp Life Insurance Company provide in Article IX as follows:

        (1) The Corporation  shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding,  whether civil,  criminal,  administrative  or investigative
(other  than an action by or in the right of the  Corporation)  by reason of the fact he is or was a director  or officer of the  Corporation,  against  expenses
(including  attorney's  fees),  judgments,  fines and amounts paid in settlement actually and reasonably  incurred by him in connection with such action, suit or proceeding if he acted in good faith and in a manner he  reasonably  believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal  action or  proceeding,  had no reasonable  cause to believe his conduct was  unlawful.  The  termination  of any action,  suit or  proceeding by judgment,  order, settlement,  conviction,  or upon a plea of nolo contendere or its equivalent,  shall not, of itself,  create a presumption that the person did not act in good faith and in a manner which he  reasonably  believed to be in or not opposed to the best interests of the  Corporation,  and, with respect to any criminal action or proceeding,  had reasonable cause to believe that his conduct was unlawful.

        (2) The Corporation  shall indemnify any person who was or is a party or is threatened to be made a party to any threatened,  pending or completed action or suit by or in the right of the Corporation to procure a judgment in its favor by  reason  of  the  fact  that  he is or  was a  director  or  officer  of  the
Corporation,   against  expenses   (including   attorney's  fees)  actually  and
reasonably  incurred by him in connection with the defense or settlement of such action or suit if he acted in good faith and in a manner he reasonably  believed to be in or not opposed to the best interests of the Corporation and except that no indemnification  shall be made in respect of any claim, issue or matter as to which such  person  shall have been  adjudged  to be liable  for  negligence  or misconduct in the performance of his duty to the Corporation  unless and only to the extent that the court having jurisdiction in cases of equity of the State of
Arizona or the court in which such  action or suit was brought  shall  determine upon application that,  despite the adjudication of liability but in view of all the circumstances of the case, such person is fairly and reasonably  entitled to indemnity  for such  expenses  which the court having  jurisdiction  in cases of equity of the State of Arizona or such other court shall deem proper.

        (3) The  Corporation  may indemnify any person who is or was an employee or  agent  of the  Corporation,  or is or was  serving  at  the  request  of the
Corporation as a director,  officer,  employee or agent of another  corporation, partnership,  joint venture,  trust or other  enterprise to the extent and under the circumstances provided by paragraphs 1 and 2 of this Article IX with respect to a person who is or was a director or officer of the Corporation.

        (4) Any  indemnification  under paragraphs 1, 2 and 3 of this Article IX
(unless ordered by a court) shall be made by the Corporation  only as authorized in the specific case upon a determination  that  indemnification of the director or officer  is proper in the  circumstances  because  he has met the  applicable standard of conduct set forth therein.  Such determination  shall be made (a) by the Board of

Directors by a majority vote of a quorum (as defined in the by-laws of the
Corporation) consisting of directors who were not parties to such action, suit or proceeding, or (b) if such quorum is not obtainable, or, even if obtainable a quorum of disinterested directors so direct, by independent legal counsel in a written opinion, or (c) by the stockholders.

        (5) Expenses  incurred in defending a civil or criminal action,  suit or proceeding may be paid by the Corporation in advance of the final disposition of such action,  suit or  proceeding as authorized by the Board of Directors of the
Corporation in the manner provided in the next preceding  paragraph upon receipt of an undertaking by or on behalf of the director, officer, employee or agent to repay such amount unless it shall  ultimately be determined  that he is entitled to be indemnified by the Corporation as authorized in this Article IX.

        (6) The indemnification  provided by this Article IX shall not be deemed exclusive  of any other  rights to which those  seeking  indemnification  may be
entitled  under  any  statute,  by-law,   agreement,  vote  of  stockholders  or
disinterested directors or otherwise, both as to action in his official capacity and as to action in  another  capacity  while  holding  such  office,  and shall continue  as to a person who has ceased to be a director,  officer,  employee or agent and shall inure to the benefit of the heirs,  executors and administrators of such a person.

        (7) By action of its Board of Directors, notwithstanding any interest of the  directors in the action,  the  Corporation  may cause to be  purchased  and
maintained  insurance,   in  such  amounts  as  the  Board  of  Directors  deems
appropriate, on behalf of any person who is or was a director, officer, employee or agent of the  Corporation,  or of any  corporation  a majority  of the voting stock of which is owned by the Corporation,  or is or was serving at the request of the  Corporation  as a  director,  officer,  employee  or  agent  of  another corporation,  partnership, joint venture, trust or other enterprise, against any liability  asserted  against him and  incurred by him in any such  capacity,  or arising out of his status as such, whether or not the Corporation would have the power or would be required to  indemnify  him against such  liability  under the provisions of this Article IX or of the General  Corporation Law of the State of
Arizona.

        Insofar as  indemnification  for liability  arising under the Securities
Act of 1933 may be permitted to directors,  officers and controlling  persons of
the  Registrant  pursuant  to  the  foregoing  provisions,   or  otherwise,  the
Registrant  has been advised that in the opinion of the  Securities and Exchange
Commission such indemnification is against public policy as expressed in the Act and is, therefore,  unenforceable. In the event that a claim for indemnification against such  liabilities  (other than the payment by the Registrant of expenses incurred or paid by a director,  officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director,  officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been  settled by  controlling  precedent,  submit to a court of  appropriate jurisdiction the question whether such  indemnification  by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.       Principal Underwriter

(a)        Travelers Distribution LLC
           One Tower Square
           Hartford, CT 06183

Travelers  Distribution LLC also serves as principal underwriter and distributor for the following funds:

The Travelers Fund U for Variable Annuities,  The Travelers Fund VA for Variable
Annuities,  The Travelers Fund BD for Variable Annuities,  The Travelers Fund BD
II for Variable  Annuities,  The Travelers Fund BD III, The Travelers Fund BD IV
for Variable Annuities,  The Travelers Fund ABD II for Variable  Annuities,  The
Travelers  Separate Account PF for Variable  Annuities,  The Travelers  Separate
Account PF II for Variable  Annuities,  The  Travelers  Separate  Account QP for
Variable  Annuities,  The Travelers Separate Account TM for Variable  Annuities,
The  Travelers  Separate  Account TM II for Variable  Annuities,  The  Travelers
Separate Account Five for Variable Annuities, The Travelers Separate Account Six
for  Variable  Annuities,  The  Travelers  Separate  Account  Seven for Variable
Annuities,  The Travelers  Separate  Account Eight for Variable  Annuities,  The
Travelers Separate Account Nine for Variable  Annuities,  The Travelers Separate
Account Ten for Variable  Annuities,  The  Travelers  Fund UL for Variable  Life
Insurance,  The Travelers Fund UL II for Variable Life Insurance,  The Travelers
Fund UL III for Variable Life Insurance,  The Travelers  Variable Life Insurance
Separate  Account One, The Travelers  Variable Life Insurance  Separate  Account
Two, The Travelers Variable Life Insurance Separate Account Three, The Travelers
Variable Life Insurance  Separate  Account Four, The Travelers  Separate Account
MGA, The  Travelers  Separate  Account MGA II, The  Travelers  Growth and Income
Stock Account for Variable  Annuities,  The  Travelers  Quality Bond Account for
Variable  Annuities,  The Travelers Money Market Account for Variable Annuities,
The Travelers Timed Growth and Income Stock Account for Variable Annuities,  The
Travelers Timed  Short-Term Bond Account for Variable  Annuities,  The Travelers
Timed  Aggressive  Stock Account for Variable  Annuities and First Citicorp Life
Variable Annuity Separate Account.

(b)  NAME AND PRINCIPAL           POSITIONS AND OFFICES
     BUSINESS ADDRESS*            WITH UNDERWRITER
     ----------------------      ---------------------------------------------
     Kathleen A. Preston          Board of Manager
     Glenn D. Lammey              Board of Manager
     William F. Scully III        Board of Manager and Vice President
     Donald R. Munson, Jr.        Board of Manager, President, Chief
                                  Executive Officer and Chief Operating Officer
     Anthony Cocolla              Vice President
     Tim W. Still                 Vice President
     John M. Laverty              Treasurer and Chief Financial Officer
     Ernest J. Wright             Secretary
     Kathleen A. McGah            Assistant Secretary
     William D. Wilcox            Assistant Secretary
     Ernest J. Wright             Assistant Secretary
     Alison K. George             Chief Compliance Officer
     John J. Williams, Jr.        Director, Assistant Compliance Officer

* The business address for all the above is: One Tower Square, Hartford,
  CT 06183

(c)     Not Applicable

ITEM 30.       LOCATION BOOKS AND RECORDS

        All of the accounts,  books,  records or other documents  required to be kept  by  Section  31(a)  of the  Investment  Company  Act  of  1940  and  rules thereunder,  are  maintained  by the Company at One Tower Square,  Hartford,  CT
06183.

ITEM 31.       MANAGEMENT SERVICES

               Not applicable.

ITEM 32.       UNDERTAKINGS AND REPRESENTATIONS

        (a)  The  registrant  undertakes  that  it  will  file a  post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited  financial  statements in the registration  statement are never more than 16 months old for as long as  purchase  payments  under the  contracts offered herein are being accepted.

        (b) The registrant undertakes that it will include either (1) as part of any application to purchase a contract  offered by the prospectus,  a space that an applicant can check to request a statement of additional information,  or (2)
a post card or  similar  written  communication  affixed to or  included  in the prospectus that the applicant can remove and send to the Company for a statement of additional information.

        (c) The  registrant  undertakes  to deliver any  statement of additional information  and any financial  statements  required to be made available  under this Form N-4  promptly  upon  written  or oral  request  to the  Company at the address or phone number listed in the prospectus.

        (d) The Company  represents  that in connection with its offering of the contracts as funding  vehicles for retirement  plans meeting the requirements of
Section  403(b)  of the  Internal  Revenue  Code of  1986,  it is  relying  on a no-action  letter  dated  November 28,  1988,  to the  American  Council of Life
Insurance (Ref. No. IP-6-88)  regarding Sections 22(e),  27(c)(1),  and 27(d) of the Investment Company Act of 1940, and that paragraphs numbered (1) through (4)
of that letter will be complied with.

        (e) Citicorp Life Insurance  Company hereby represents that the fees and charges  deducted  under the  Contract,  in the  aggregate,  are  reasonable  in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Citicorp Life Insurance Company.

                                   SIGNATURES

As  required by the  Securities  Act of 1933 and the  Investment  Company Act of
1940, the Registrant  certifies  that it meets the  requirements  Securities Act
Rule 485(b) for effectiveness of this amendment to this  Registration  Statement and has caused this post-effective amendment to the Registration Statement to be signed on its behalf, in the City of Hartford, and the State of Connecticut,  on
this 29th day of April, 2002.

            CITICORP LIFE VARIABLE ANNUITY SEPARATE ACCOUNT
                              (Registrant)

                    CITICORP LIFE INSURANCE COMPANY
                              (Depositor)

                                 By:*GLENN D. LAMMEY
                                    ------------------------------------------
                                     Glenn D. Lammey, Chief Financial Officer,

As required by the Securities Act of 1933, this registration  statement has been signed by the following  persons in the capacities  indicated on the 29th day of
April 2002.

*GEORGE C. KOKULIS                          Director, President and Chief Executive Officer
-----------------------------------        (Principal Executive Officer)
  (George C. Kokulis)

*GLENN D. LAMMEY                            Director, Chief Financial Officer,
-----------------------------------        (Principal Financial Officer)
  (Glenn D. Lammey)

*MARLA BERMAN LEWITUS                       Director
-----------------------------------
  (Marla Berman Lewitus)

*KATHLEEN A. PRESTON                        Director
-----------------------------------
  (Kathleen A. Preston)

*DAVID A. TYSON                             Director
-----------------------------------
  (David A. Tyson)

*By:  /s/Ernest J. Wright, Attorney-in-Fact

                                  EXHIBIT INDEX

EXHIBIT
NO.    DESCRIPTION                                            METHOD OF FILING
-----  -----------                                            ----------------
10.   Consent of KPMG LLP, Independent Auditors                Electronically

14.   Power of attorneys authorizing Ernest J. Wright or       Electronically
      Kathleen A. McGah as signatory for Kathleen A. Preston